              As filed with the Securities and Exchange Commission
                                 on May 1, 1998


                           Registration No. 33-56658

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.  ___                                    [ ]
         Post-Effective Amendment No.  8                                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 17                                                    [X]


                        (Check appropriate box or boxes)

        Separate Account I of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                   National Integrity Life Insurance Company
                              (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                                 John McGeeney
                   National Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

      |X| immediately upon filing pursuant to paragraph (b) of Rule 485

      |_| on (date) pursuant to paragraph (b) of Rule 485

      |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

      |_| on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

CROSS REFERENCE SHEET - GrandMaster II

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Information required By Form N-4

PART A: INFORMATION REQUIRED IN PROSPECTUS - GrandMaster II

Form N-4 Item No.                                Location in Prospectus

1.  Cover Page                                   Cover Page

2.  Definitions                                  Part 1 - Summary

3.  Synopsis                                     Part 1 - Summary; Table of
                                                 Annual Fees and Expenses;
                                                 Examples

4.  Condensed Financial Information              Part 1 - Financial Information

5.  General Description of Registrant,           Part 2 - National Integrity and
                                                          the Separate Account;
    Annuity Contracts                            Part 3 - Your Investment
                                                          Options

6.  Deductions                                   Part 4 - Deductions and Charges

7.  General Description of Variable     Part 5 - Terms of Your Variable
    Annuity contracts                            Annuity Contract

8.  Annuity Period                               Part 5 - Terms of Your Variable
                                                 Annuity Contract

9.  Death Benefit                                Part 5 - Terms of Your Variable
                                                 Annuity Contract

10. Purchases and Contract Value                 Part 5 - Terms of Your Variable
                                                 Annuity Contract

11. Redemptions                                  Part 5 - Terms of Your Variable
                                                 Annuity Contract

12. Taxes                                        Part 7 - Tax Aspects of the
                                                          Contracts

13. Legal Proceedings                            Not Applicable

14. Table of Contents of the Statement           Table of Contents
    of Additional Information

PART B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION - GrandMaster II

Form N-4 Item No.                          Location in Statement of Additional
                                           Information

15. Cover Page                             Cover Page

16. Table of Contents                      Cover Page

17. General Information and History        Part 1 - National Integrity and
                                                    Custodian

18. Services                               Part 1 - National Integrity and
                                                    Custodian

19.  Purchase of Securities Being Offered           Part 2 - Distribution of the
                                                             Contracts

20. Underwriters                                    Part 2 - Distribution of the
                                                             Contracts

21. Calculation of Performance Data        Part 3 - Performance Information

22. Annuity Payments                                Part 4 - Determination of
                                                             Annuity Unit Values

23. Financial Statements                            Part 6 - Financial
                                                             Statements

                                     PART A

Prospectus

                                 GrandMaster II
                       Flexible Premium Variable Annuity
               issued by National Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity offered by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of ARM Financial Group, Inc. The individual contracts and group certificates (contracts) offered by this prospectus provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Contributions under the contracts may be allocated to the various investment divisions of our Separate Account I (Variable Account Options, or individually, Option) or to our Guaranteed Rate Options (GROs), or both.

Contributions to the Variable Account Options are invested in shares of corresponding portfolios of the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III), (the Funds or Fund).The Funds are part of the Fidelity Investments(R) group of companies. The values allocated to the Options reflect the investment performance of the Funds' portfolios. The prospectus for the Funds describes the investment objectives, policies and risks of each of the Funds' portfolios. There are thirteen Variable Account Options, which invest in the following portfolios:


 o VIP Money Market Portfolio           o VIP II Investment Grade Bond Portfolio
 o VIP High Income Portfolio            o VIP II Asset Manager Portfolio
 o VIP Equity-Income Portfolio          o VIP II Index 500 Portfolio
 o VIP Growth Portfolio                 o VIP II Contrafund Portfolio
 o VIP Overseas Portfolio               o VIP II Asset Manager: Growth Portfolio
 o VIP III Balanced Portfolio           o VIP III Growth Opportunities Portfolio
 o VIP III Growth & Income Portfolio


Your allocation to a GRO accumulates at a fixed interest rate we declare at the beginning of the duration you select. A market value adjustment (Market Value Adjustment) will be made for withdrawals, surrenders, transfers and certain other transactions before the expiration of your GRO Account, but your value under a GRO Account may not be decreased below an amount equal to your allocation plus interest compounded at an annual effective rate of 3% (Minimum Value).

Withdrawal charges and an annual administrative charge may be applicable, which may invade principal.

This prospectus contains information about the contracts that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference. This prospectus is not valid unless provided with the current prospectus for the Funds, which you should also read.

For further information and assistance, you should contact our Administrative Office at National Integrity Life Insurance Company, 200 Park Avenue, 20th Floor, New York, New York 10166. You may also call the following toll-free number: 1-800-433-1778.


A registration statement relating to the contracts, which includes a Statement of Additional Information (SAI) dated May 1, 1998, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A copy of the SAI is available free of charge by writing to or calling our Administrative Office. A table of contents for the SAI follows the table of contents for this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The date of this Prospectus is May 1, 1998.

                               TABLE OF CONTENTS

Part 1 - Summary                                                            Page

Your Variable Annuity Contract.................................................1
Your Benefits..................................................................1
How Your Contract is Taxed.....................................................1
Your Contributions.............................................................1
Your Investment Options........................................................1
Variable Account Options.......................................................1
Account Value, Adjusted Account Value and Cash Value ..........................2
Transfers......................................................................2
Charges and Fees...............................................................2
Withdrawals....................................................................2
Your Initial Right to Revoke...................................................3
Table of Annual Fees and Expenses..............................................4
Financial Information......................................................... 7

Part 2 - National Integrity And The Separate Account

National Integrity Life Insurance Company......................................9
The Separate Account and the Variable Account Options..........................9
Assets of Our Separate Account.................................................9
Changes In How We Operate......................................................9

Part 3 - Your Investment Options

The Funds.....................................................................10
      The Funds' Investment Adviser...........................................10
      Investment Objectives of the Portfolios.................................12
Guaranteed Rate Options.......................................................14
         Renewals of GRO Accounts.............................................14
         Market Value Adjustments.............................................15

Part 4 - Deductions and Charges

Separate Account Charges......................................................16
Annual Administrative Charge..................................................16
Fund Charges..................................................................16
State Premium Tax Deduction...................................................16
Contingent Withdrawal Charge..................................................17
Transfer Charge...............................................................17
Tax Reserve...................................................................18

Part 5 - Terms of Your Variable Annuity

Contributions Under Your Contract.............................................18
Your Account Value............................................................18
Your Purchase of Units in Our Separate Account................................18
How We Determine Unit Value...................................................19
Transfers.....................................................................19
Withdrawals...................................................................20
Assignments...................................................................20
Death Benefits and Similar Benefit Distributions..............................20

                                                                            Page

Annuity Benefits..............................................................21
Annuities.....................................................................21
Annuity Payments..............................................................22
Timing of Payment.............................................................22
How You Make Requests and Give Instructions...................................22

Part 6 - Voting Rights

Fund Voting Rights............................................................23
How We Determine Your Voting Shares...........................................23
How Fund Shares Are Voted.....................................................23
Separate Account Voting Rights................................................23

Part 7 - Tax Aspects of the Contracts

Introduction..................................................................24
Your Contract is an Annuity...................................................24
Taxation of Annuities Generally...............................................24
Distribution-at-Death Rules...................................................25
Diversification Standards.....................................................25
Tax-Favored Retirement Programs...............................................26
      Individual Retirement Annuities.........................................26
      Tax Sheltered Annuities.................................................26
      Simplified Employee Pensions............................................26
      Corporate and Self-Employed (H.R. 10 and Keogh) Pension
        and Profit Sharing Plans..............................................27
      Deferred Compensation Plans of State and Local Governments and
        Tax-Exempt Organizations..............................................27
Distributions Under Tax-Favored Retirement Programs...........................27
Federal and State Income Tax Withholding......................................28
Impact of Taxes to National Integrity.........................................28
Transfers Among Investment Options............................................28

Part 8 - Additional Information

Systematic Withdrawals........................................................28
Dollar Cost Averaging.........................................................29
Individual Asset Rebalancing..................................................29
Systematic Contributions......................................................29
Performance Information.......................................................29

Appendix A  -  Illustration of a Market Value Adjustment......................31

      THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

SAI Table of Contents

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contracts
Part 3 - Performance Information
Part 4 - Determination of Annuity Unit Values
Part 5 - Death Benefit Information for Contracts Issued Prior to January 1, 1995
Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
National Integrity Life Insurance Company
200 Park Avenue, 20th Floor
New York, New York 10166
ATTN: Request for SAI of Separate Account I (Grandmaster II)

Name: _____________________________

Address: __________________________

City: ________ State: __ Zip: _____

PART 1 -- SUMMARY

Your Variable Annuity Contract

In this prospectus, we, our and us mean National Integrity Life Insurance Company (National Integrity), a subsidiary of Integrity Life Insurance Company (Integrity) and an indirect wholly owned subsidiary of ARM Financial Group, Inc.
(ARM). We offer individual variable annuity contracts. In certain states, we offer certificates under a group variable annuity contract instead of contracts. When we use the words contract or certificate, we are referring to both the individual contracts and the group certificates.

You can invest for retirement by purchasing a contract if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution. In this prospectus, you and your mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the Owner of the contract. If the Annuitant does not own the contract, all of the rights under the contract belong to the Owner until annuity payments begin. If a Joint Owner is named, the contract rights are shared with the Owner. Contract changes or any transactions allowed under the Contract require both signatures. The rules governing distribution at death apply when the first Owner dies, see Section 7, "Distribution-at-Death Rules."

Your retirement or endowment date (Retirement Date) will be no later than your 85th birthday or the tenth contract anniversary, whichever is later, unless you notify us of a different date.

Your Benefits

Your contract provides an Account Value, an annuity benefit, and a death benefit. See "Your Account Value," "Death Benefits and Similar Benefit Distributions" and "Annuity Benefits" in Part 5.

Your benefits may be received under a contract subject to the usual rules for taxation of annuities, including the tax-deferral of earnings until withdrawal. The contract also can provide your benefits under certain tax-favored retirement programs, which are subject to special rules covering such matters as eligibility and contribution amounts. See Part 7, "Tax Aspects of the Contracts" for detailed information.

How Your Contract is Taxed

Under current law, any increases in the value of your contributions to your contract are tax deferred and will not be included in your taxable income until withdrawn. See Part 7, "Tax Aspects of the Contracts."

Your Contributions

The minimum initial contribution in most states is currently $1,000. Subsequent contributions of at least $100 can be made. Special rules for lower minimum initial and subsequent contributions apply for certain tax- favored retirement plans. See "Contributions Under Your Contract" in Part 5.

Your Investment Options

You may allocate contributions to the Variable Account Options or to the GROs, or both. The Variable Account Options and the GROs are together referred to as the Investment Options. Contributions may be allocated to up to nine Investment Options at any one time. See "Contributions Under Your Contract" in Part 5. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

Variable Account Options

The Variable Account Options (also referred to as Divisions) invest in shares of corresponding investment portfolios of the Funds, each a "series" type of mutual fund. Each investment portfolio is referred to as a Portfolio. The investment objective of each Variable Account Option and its corresponding Portfolio is the same. Your value in a Variable Account Option will vary depending on the performance of the corresponding Portfolio. For a full description of the Funds, see the Funds' prospectus and the Funds' Statement of Additional Information.

Account Value, Adjusted Account Value and Cash Value

The sum of your values under the GROs plus your values in the Variable Account Options is referred to as the Account Value. Your Adjusted Account Value is your Account Value, as increased or decreased (but not below the Minimum Value) by any Market Value Adjustments. Your Cash Value is equal to your Adjusted Account Value, reduced by any applicable contingent withdrawal charge and will be reduced by the pro rata portion of the annual administrative charge, if applicable. See "Charges and Fees" below.

Transfers

You may transfer all or portions of your Account Value among the Investment Options, subject to the conditions described under "Transfers" in Part 5. Transfers from any Investment Option must be for at least $250. Transfers may be arranged through our telephone transfer service. See Part 5, "Transfers." Transfers may also be made under special services we offer to dollar cost average or rebalance your investment in the Variable Account Options. See Part 8, "Dollar Cost Averaging" and "Individual Asset Rebalancing."

Charges and Fees

If your Account Value is less than $50,000 as of the last day of any contract year prior to your Retirement Date, an annual administrative expense charge of $30 is deducted from your contract. See Part 4, "Deductions and Charges."

A charge at an effective annual rate of 1.35% of the Account Value of the assets in each Variable Account Option is made daily. We make this charge to cover mortality and expense risks (1.20%) and certain administrative expenses (.15%). The charge will never be greater than an effective annual rate of 1.35% of the Account Value of the assets in each Variable Account Options. See Part 4, "Deductions and Charges."

Investment advisory fees and other expenses are deducted from amounts invested by the Separate Account in the Funds. For providing investment management services to the Portfolios of the Funds, Fidelity Management and Research Company (Fidelity Management) receives fees from the Portfolios based on the average net assets of each Portfolio. The highest annual rate at which any of the Portfolios paid advisory fees in 1996 was .76% of average net assets. Advisory fees cannot be increased without the consent of Fund shareholders. See "Table of Annual Fees and Expenses" below and "The Funds' Investment Adviser" in
Part 3.

If you frequently transfer funds from one Investment Option to another, certain transfers may become subject to a charge. We will not, however, charge more than $20 per transfer. See "Transfer Charge" in Part 4.

When you make withdrawals from your contract, a contingent withdrawal charge may be deducted from your Account Value. This sales charge will be in addition to the Market Value Adjustment applicable to early withdrawals from GRO Accounts. See "Withdrawals" below and "Guaranteed Rate Options" in Part 3.

Withdrawals

You may make an unlimited number of withdrawals from your contract as frequently as you wish. Each withdrawal must be for at least $100. A sales charge of up to 7% of the amount withdrawn, in excess of any free withdrawal amount (defined below), will be deducted from your Account Value, unless one of the exceptions applies. This charge defrays marketing expenses. See "Contingent Withdrawal Charge" in Part 4. Most withdrawals made by you prior to age 59-1/2 are also subject to a 10% federal tax penalty. In addition, some tax-favored retirement programs limit withdrawals. See Part 7, "Tax Aspects of the Contracts." For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment, and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

The free withdrawal amount is a non-cumulative amount which you may take as a partial withdrawal each contract year without being subject to the contingent withdrawal charge or any Market Value Adjustment. It is equal to the greater of
(i)10% of the Account Value, minus cumulative prior withdrawals in the current contract year and (ii) the investment gain under the contract during the prior contract year, minus such cumulative withdrawals. However, as explained above, a tax penalty still applies if you are under age 59-1/2.

Your Initial Right to Revoke

Within ten days after you receive your contract, you may cancel it by returning it to our Administrative Office. The 10-day period may be extended if required by state law. We will refund all your contributions with an adjustment for any investment gain or loss on the contributions put into each Variable Account Option from the date units were purchased until the date your contract is received by us, including any charges deducted. If state law instead requires a refund of your contributions without any adjustment, we will return that amount to you. For allocations to GROs, we will refund to you the amount of your contributions.

Table of Annual Fees and Expenses

Contract Owner Transaction Expenses

      Sales Load on Purchases...............................................  $0
      Deferred Sales Load (1).........................................7% Maximum
      Exchange Fee (2)......................................................  $0
      Annual Administrative Charge (3)...................................... $30

Separate Account Annual Expenses (as a
percentage of average account value) (4)

      Mortality and Expense Risk Fees..................................... 1.20%
      Administrative Expenses.............................................  .15%
                                                                           -----
      Total Separate Account Annual Expenses.............................. 1.35%
                                                                           =====

Fund Annual Expenses After Reimbursement
(as a percentage of average net assets) (5)

                                            Management   Other    Total Annual
Portfolio                                    Fees (6)   Expenses    Expenses
---------                                    --------   --------    --------


VIP Money Market ..........................   .21%        .10%       .31%

VIP High Income ...........................   .59%        .12%       .71%(6)

VIP Equity-Income .........................   .50%        .08%       .58%

VIP Growth ................................   .60%        .09%       .69%

VIP Overseas ..............................   .75%        .17%       .92%

VIP II Investment Grade Bond ..............   .44%        .14%       .58%

VIP II Asset Manager ......................   .55%        .10%       .65%(6)(7)

VIP II Index 500 ..........................   .24%        . 4%       .28%(7)

VIP II Contrafund .........................   .60%        .11%       .71%(6)

VIP II Asset Manager: Growth ..............   .60%        .17%       .77%(6)(7)

VIP III Balanced ..........................   .45%        .16%       .61%(6)

VIP III Growth Opportunities ..............   .60%        .14%       .74%(6)

VIP III Growth & Income ...................   .49%        .21%       .70%(6)(8)


----------

(1) See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4. You may make a partial withdrawal of up to 10% of the Account Value in any contract year or the investment gain under the contract during the previous contract year, whichever is greater, less withdrawals during the current contract year, without assessment of any withdrawal charge.


(2) After the first twelve transfers during a contract year, Integrity has the right to impose a transfer charge of $20 per transfer. This charge would not apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in Part 4.


(3) The annual administrative charge is $30. This charge applies only if the Account Value is less than $50,000 at the end of any contract year prior to your Retirement Date. See "Deductions and Charges - Annual Administrative Charge" in
Part 4.

(4) See "Deductions and Charges - Separate Account Charges" in Part 4.

(5) In the Funds' prospectus, see "Management, Distribution and Service Fees."


(6) A portion of the brokerage commissions that certain funds pay was used to reduce funds' expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been
 .57% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio, .90% for VIP Overseas Portfolio, .64% for VIP II Asset Manager Portfolio, .68% for VIP II Contrafund Portfolio, .76% for VIP II Asset Manager: Growth Portfolio, and .73% for VIP III Growth Opportunities Portfolio, and .60% for VIP III Balanced Portfolio.

(7) The investment adviser agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .27%, .13%, and .40%, respectively.


(8) Annualized

Examples

The examples below show the expenses that would be borne by the Annuitant per $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.

Expenses per $1,000 investment if you surrender your contract at the end of the applicable period:

Portfolio                                     1 year  3 years  5 years  10 years
---------                                     ------  -------  -------  --------

VIP Money Market............................  $87.66  $104.61  $123.86  $203.09
VIP High Income.............................  $91.86  $117.34  $145.29  $246.89
VIP Equity-Income...........................  $90.53  $113.32  $138.53  $233.20
VIP Growth..................................  $91.65  $116.72  $144.25  $244.80
VIP Overseas................................  $94.11  $124.13  $156.63  $269.66
VIP II Investment Grade Bond................  $90.53  $113.32  $138.53  $233.20
VIP II Asset Manager........................  $92.17  $118.27  $146.84  $250.03
VIP II Index 500............................  $87.45  $103.98  $122.81  $200.91
VIP II Contrafund...........................  $92.17  $118.27  $146.84  $250.03
VIP II Asset Manager: Growth................  $93.50  $122.28  $153.55  $263.50
VIP III Balanced............................  $91.96  $117.65  $145.81  $247.94
VIP III Growth Opportunities................  $92.47  $119.19  $148.39  $253.15
VIP III Growth & Income.....................  $91.76  $117.03  $144.77  $245.84

Expenses per $1,000 investment if you do not surrender your contract at the end of the applicable period:

Portfolio                                    1 year  3 years   5 years  10 years
---------                                    ------  -------   -------  --------

VIP Money Market...........................  $17.66   $54.61   $ 93.86   $203.09
VIP High Income............................  $21.86   $67.34   $115.29   $246.89
VIP Equity-Income..........................  $20.53   $63.32   $108.53   $233.20
VIP Growth.................................  $21.65   $66.72   $114.25   $244.80
VIP Overseas...............................  $24.11   $74.13   $126.63   $269.66
VIP II Investment Grade Bond...............  $20.53   $63.32   $108.53   $233.20
VIP II Asset Manager.......................  $22.17   $68.27   $116.84   $250.03
VIP II Index 500...........................  $17.45   $53.98   $ 92.81   $200.91
VIP II Contrafund..........................  $22.17   $68.27   $116.84   $250.03
VIP II Asset Manager: Growth...............  $23.50   $72.28   $123.55   $263.50
VIP III Balanced...........................  $21.96   $67.65   $115.81   $247.94
VIP III Growth Opportunities...............  $22.47   $69.19   $118.39   $253.15
VIP III Growth & Income....................  $21.76   $67.03   $114.77   $245.84

Expenses per $1,000 investment if you elect the normal form of annuity at the end of the applicable period:

    Same expenses per $1,000 investment as shown in table immediately above.

These examples assume a continuation of the fixed charges that are borne by the Separate Account and of the investment advisory fees and other expenses of the Funds as they were for the year ended December 31, 1996, except for VIP III Growth & Income Portfolio, which were based on estimated current expenses. Actual Fund expenses may be greater or less than those on which these examples were based. The annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The table also assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. Such per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The above table and examples are intended to assist your understanding of the various costs and expenses that apply to your contract, directly or indirectly. These tables reflect expenses of the Separate Account as well as those of the Portfolios. Premium taxes upon annuitization also may be applicable.

Financial Information

The table below shows the unit value for each Variable Account Option at inception, the number of units outstanding at December 31 of each year since inception, and the unit value at the end of each period. The unit value at the beginning of each period is the unit value as of the end of the previous period.

             UNIT VALUES AND UNITS OUTSTANDING


                         Money        High     Equity-                          Investment
                        Market      Income      Income      Growth    Overseas  Grade Bond
                      Division    Division    Division    Division    Division    Division
                    ----------  ----------  ----------  ----------  ----------  ----------
Date of Inception               $    10.00  $    10.00  $    10.00    $  10.00    $  10.00

December 31, 1987           --          --          --          --          --          --

  Number of Units           --          --          --          --          --          --

December 31, 1988           --          --          --          --    $   9.79    $  10.05

  Number of Units           --          --          --          --       1,646       1,287

December 31, 1989           --          --  $    10.99  $    11.13    $  12.08    $  11.48

  Number of Units           --          --      12,808          91       1,646       1,286

December 31, 1990   $    10.17          --  $     9.54  $    11.76    $  11.13    $  12.06

  Number of Units        2,001          --      10,281          90       1,697       1,283

December 31, 1991   $    10.64          --  $    13.63  $    19.12    $  13.63    $  12.25

  Number of Units        3,961          --      12,059         927       2,789          --

December 31, 1992   $     10.9          --  $    15.72  $    20.62    $  12.01    $  13.44

  Number of Units        2,744          --      32,842      30,140       3,816       5,995

December 31, 1993   $    11.10  $    11.22  $    18.33  $    24.29    $  16.25    $  14.72

  Number of Units      109,685     120,243     192,745     136,418      97,667      52,787

December 31, 1994   $    11.42  $    10.90  $    19.37  $    23.95    $  16.31    $  13.98

  Number of Units      782,370     512,098     503,403     372,307     432,518      97,548

December 31, 1995   $    11.93  $    12.97  $    25.81  $    31.99    $  17.65    $  16.18

  Number of Units    1,692,564   1,131,907   1,316,163     657,586     426,045     264,608

December 31, 1996   $    12.40  $    14.58  $    29.09  $    36.19    $  19.71    $  16.47

  Number of Units    1,453,359   1,605,055   1,895,597     942,118     596,757     340,273

                    $    12.90  $    16.93  $    36.77  $    44.09    $  21.69    $  17.72

  Number of Units    1,407,666   2,108,548   2,245,172   1,026,856     703,364     403,402


* Inception dates for the VIP High Income Option and the VIP II Index 500 Option were February 19, 1993 and March 4, 1993, respectively. The inception date for the VIP III Balanced Option, VIP III Growth Opportunities Option, and VIP III Growth & Income Option was December 31, 1996. The Inception date for the VIP II Contrafund Option and the Asset Manager: Growth Option was February 6, 1995. Inception dates for the remaining Options all were in the third quarter of 1987. Prior to September 3, 1991, the Variable Account Options invested in shares of corresponding portfolios of Prism Investment Trust, and the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond and VIP II Asset Manager Options were known as the Money Market, Common Stock, Aggressive Stock, Global, Bond and Balanced Options, respectively.

                        UNIT VALUES AND UNITS OUTSTANDING


                                                                  Asset
                           Asset        Index      Contra-      Manager                    Growth         Growth
                         Manager          500         fund       Growth     Balanced       Income  Opportunities
                        Division     Division     Division     Division     Division     Division       Division
                      ----------   ----------  - ---------   ----------  - ---------   ----------     ----------
Date of Inception*   $     10.00  $     10.00  $     10.00  $     10.00  $     10.00  $     10.00    $     10.00

 December 31, 1987   $      7.92           --           --           --           --           --             --

   Number of Units        15,626           --           --           --           --           --             --

 December 31, 1988   $      8.89           --           --           --           --           --             --

   Number of Units        23,806           --           --           --           --           --             --

 December 31, 1989   $     11.05           --           --           --           --           --             --

   Number of Units        26,296           --           --           --           --           --             --

 December 31, 1990   $      10.9           --           --           --           --           --             --

   Number of Units        33,770           --           --           --           --           --             --

 December 31, 1991   $     13.45           --           --           --           --           --             --

   Number of Units        28,066           --           --           --           --           --             --

 December 31, 1992   $     14.85           --           --           --           --           --             --

   Number of Units        57,934           --           --           --           --           --             --

 December 31, 1993   $     17.73  $     10.65           --           --           --           --             --

   Number of Units       744,402       16,821           --           --           --           --             --

 December 31, 1994   $     16.43  $     10.62           --           --           --           --             --

   Number of Units     1,706,592       99,982           --           --           --           --             --

 December 31, 1995   $     18.95  $     14.37   $    13.31  $     12.02           --           --             --

   Number of Units     1,460,833     2,93,436      954,037       85,146           --           --             --

 December 31, 1996   $     21.42  $     17.41   $    15.92  $     14.22           --           --             --

   Number of Units     1,351,936      738,488    1,865,749      282,677           --           --             --

                     $      25.5  $     22.79   $     19.5  $     17.55           --           --             --

   Number of Units     1,277,528   1,458,2803    2,463,777      447,420           --           --             --


* Inception dates for the VIP High Income Option and the VIP II Index 500 Option were February 19, 1993 and March 4, 1993, respectively. The inception date for the VIP III Balanced Option, VIP III Growth Opportunities Option, and VIP III Growth & Income Option was December 31, 1996. The Inception date for the VIP II Contrafund Option and the VIP II Asset Manager: Growth Option was February 6, 1995. Inception dates for the remaining Options all were in the third quarter of 1987. Prior to September 3, 1991, the Variable Account Options invested in shares of corresponding portfolios of Prism Investment Trust, and the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond and VIP II Asset Manager Options were known as the Money Market, Common Stock, Aggressive Stock, Global, Bond and Balanced Options, respectively.

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

National Integrity Life Insurance Company

National Integrity is a stock life insurance company organized under the laws of New York. Our home office is located in New York, New York. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. In addition to the contracts, we sell flexible premium annuity contracts with an underlying investment medium other than the Funds, and fixed single premium annuity contracts. We are currently licensed to sell variable contracts in five states and the District of Columbia. In addition to issuing annuity products, we have entered into agreements with other insurance companies to provide administrative and investment support for products to be designed, underwritten and sold by these companies.


National Integrity is an indirect wholly owned subsidiary of ARM. ARM specializes in the asset accumulation business, providing retail and institutional customers with products and services designed to serve the growing long-term savings and retirement markets. At December 31, 1997, ARM had $6.9 billion of assets under management.


The Separate Account and the Variable Account Options

The Separate Account is established and maintained under the insurance laws of the State of New York. It is a unit investment trust registered with the Securities and Exchange Commission (the SEC) under the Investment Company Act of 1940 (1940 Act). A unit investment trust is a type of investment company. SEC registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio of the Funds. We may establish additional Options, some of which may not be available for your allocations. The Variable Account Options currently available to you are listed on the cover page of this prospectus. Prior to September 3, 1991, the Portfolios then offered invested in shares of corresponding portfolios of Prism Investment Trust.

Assets of Our Separate Account

Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts will participate in the Separate Account in proportion to the amounts relating to their contracts. The Separate Account's assets supporting the variable portion of these variable contracts may not be used to satisfy liabilities arising out of any other business of ours. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may permit charges owed to us to stay in the Separate Account, and thus may participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account (General Account).

Changes In How We Operate

We may modify how we or our Separate Account operate, subject to your approval when required by the 1940 Act or other applicable law or regulation. You will be notified if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
-     register or end the registration of the Separate Account under the 1940
      Act;
- operate our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);
- restrict or eliminate any voting rights of Owners or others who have voting rights that affect our Separate Account;
- cause one or more Options to invest in a mutual fund other than or in addition to the Funds;

- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we will rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Funds

Each of the Funds is an open-end diversified management investment company registered under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Funds. The Funds are each a "series" type of investment company with diversified portfolios. The Funds do not impose a sales charge or "load" for buying and selling their shares. The shares of the Portfolios of the Funds are bought and sold by the Separate Account at their respective net asset values.

The Funds are designed to serve as investment vehicle for variable annuity and variable life contracts of insurance companies. Shares of the Portfolios of the Funds currently are available to the separate accounts of a number of insurance companies, both affiliated and unaffiliated with Fidelity Management or National Integrity. The Board of Trustees of each of the Funds is responsible for monitoring the Fund for the existence of any material irreconcilable conflict between the interests of the policyowners of all separate accounts investing in the Fund and determining what action, if any, should be taken in response. If we believe that a Fund's response to any of those events insufficiently protects our contract owners, we will see to it that appropriate and available action is taken to protect our contract owners. See "The Fund and the Fidelity Organization" in the Funds' prospectus for a further discussion of the risks associated with the offering of Fund shares to our Separate Account and the separate accounts of other insurance companies.

Shares of Portfolios of the Funds are made available to the Separate Account under three essentially identical Participation Agreements (Participation Agreement or Agreements). The Participation Agreements are among the applicable Fund, Fidelity Distributors Corporation which is the principal underwriter for shares of the Funds (Distributor), and National Integrity. If state or federal law precludes the sale of the Funds' or any Portfolio's shares to the Separate Account, or in certain other circumstances, sales of shares to the Separate Account may be suspended and/or the Participation Agreements may be terminated as to the Funds or the affected Portfolio. Also, the Participation Agreements may be terminated by any party thereto with one year's written notice.

Notwithstanding termination of the Participation Agreement, the Fund and the Distributor are obligated to continue to make the Funds' shares available for contracts outstanding on the date the Participation Agreement terminates, unless the Participation Agreement was terminated due to an irreconcilable conflict among contractowners of different separate accounts. If for any reason the shares of any Portfolio are no longer available for purchase by the Separate Account for outstanding contracts, the parties to the Participation Agreements have agreed to cooperate to comply with the 1940 Act in arranging for the substitution of another funding medium as soon as reasonably practicable and without disruption of sales of shares to the Separate Account or any Variable Account Option.

The Funds' Investment Adviser. Fidelity Management & Research Company (Fidelity Management), a registered investment adviser under the Investment Advisers Act of 1940, serves as the investment adviser to each Fund. Fidelity Management, whose principal address is 82 Devonshire Street, Boston, Massachusetts, is a wholly owned subsidiary of FMR Corp. and is part of Fidelity Investments(R), one of the largest investment management organizations in the United States. Fidelity Investments(R) includes a number of different companies, which provide a variety of financial services and products to individuals and corporations.

Fidelity Management provides investment research and portfolio management services to mutual funds and other clients. At December 31, 1996, Fidelity Management advised funds having more than 23 million shareholder accounts with a total value of more than $354 billion. For certain of the Portfolios, Fidelity Management has entered into sub-advisory agreements with affiliated companies that are part of the Fidelity Investments(R) organization. Fidelity Management, not the Portfolios, pays the sub-advisers for their services to the Portfolios.

The Portfolios of the Funds pay monthly advisory fees to Fidelity Management. The advisory fee payable by each of the Portfolios, other than the VIP Money Market Portfolio and the VIP II Index 500 Portfolio, is composed of a group fee rate and an individual fund fee rate. The group fee rate is based on the average monthly net assets of all mutual funds advised by Fidelity Management. For the VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Asset Manager, VIP II Contrafund, and VIP II Asset Manager: Growth Portfolios, the group fee rate cannot rise above .52%. For the VIP High Income and VIP II Investment Grade Bond Portfolios, the group fee rate cannot rise above .37%. The group fee rate drops as total assets under management increase.

The VIP Money Market Portfolio's advisory fee is made up of two components: a basic fee rate and an income-based component. The basic fee rate is the sum of a group fee rate as described above (but capped at a maximum of .37%) and an individual fund fee rate of .03%. The income based component is 6% of that portion of the fund's gross yield which exceeds a 5% return (but capped at a maximum of .24%).


Pursuant to approval of shareholders of VIP II Index 500 at a shareholder meeting held on November 19, 1997, effective December 1, 1997 Bankers Trust Company ("BT") has been appointed as the fund's sub- adviser. BT chooses the fund's investments and acts as the fund's custodian. BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation.

Index 500's management fees are paid out of the fund's assets to Fidelity Management and BT. The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.

Management and sub-advisory fees are calculated and paid every month to Fidelity Management and BT, respectively. The fund pays the fees at the annual rate of 0.24% of its average net assets. These fees include a management fee of 0.24% payable to Fidelity Management, and estimated sub-advisory fees of less than 0.01% payable to BT (representing 40% of net income from securities lending).

For investment management, securities lending and custodial services to the fund, Fidelity Management pays BT fees at an annual rate of 0.006% of the average net assets of the fund. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.


Set forth in the table below is the individual fund fee rate for the portfolios and their 1996 aggregate advisory rate, comprised of the individual and group rates, as a percentage of average net assets, and the VIP II Index 500 Portfolio's 1996 advisory rate as a percentage of average net assets.

                                                                      1996
  Portfolio                               Individual Rate        Aggregate Rate
  ---------                               ---------------        --------------
  VIP Money Market                             .03%                   .21%
  VIP High Income                              .45%                   .59%
  VIP Equity-Income                            .20%                   .51%
  VIP Growth                                   .30%                   .61%
  VIP Overseas                                 .45%                   .76%
  VIP II Investment Grade Bond                 .30%                   .45%
  VIP II Asset Manager                         .25%                   .64%
  VIP II Index 500                              N/A                   .13%
  VIP II Contrafund                            .30%                   .61%
  VIP II Asset Manager: Growth                 .30%                   .65%

  VIP III Balanced                             .20%                   .48%
  VIP III Growth Opportunities                 .30%                   .61%
  VIP III Growth & Income                      .20%                   .50%


Investment Objectives of the Portfolios. Set forth below is a summary of the investment objectives of the Portfolios of the Funds. There can be no assurance that these objectives will be achieved. You should read the Funds' prospectus carefully before investing.

                           VIP Money Market Portfolio


VIP Money Market Portfolio seeks to earn a high level of current income as is consistent with preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.


                           VIP High Income Portfolio


VIP High Income Portfolio seeks a high current income by investing primarily in high-yielding, lower rated, fixed-income securities, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities and preferred stocks, including convertible securities, and up to 20% in common stocks and other equity securities. In view of the types of securities in which this Portfolio invests, you should read the complete risk disclosure for this Portfolio in the Funds' prospectus before investing in it.


                          VIP Equity-Income Portfolio


VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income producing equity securities, with the potential for capital appreciation as a consideration. It normally invests at least 65% of its assets in income-producing common or preferred stock and the remainder in debt securities.


                              VIP Growth Portfolio

VIP Growth Portfolio seeks to achieve capital appreciation, normally by purchase of common stocks, although investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

                             VIP Overseas Portfolio


VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.


                     VIP II Investment Grade Bond Portfolio

VIP II Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.


                         VIP II Asset Manager Portfolio

VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments. The expected "neutral" mix of assets, which will occur when the investment adviser concludes there is minimal relative difference in value between the three asset classes, is 50% in equities, 40% in intermediate to long-term bonds and 10% in short-term money market instruments.

                           VIP II Index 500 Portfolio

VIP II Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

                          VIP II Contrafund Portfolio

VIP II Contrafund Portfolio is a growth fund which seeks to increase the value of your investment over the long term by investing in equity securities of companies that are undervalued or out of favor. This approach focuses on companies that are currently out of public favor but show potential for capital appreciation. VIP II Contrafund Portfolio invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

                     VIP II Asset Manager: Growth Portfolio

VIP II Asset Manager: Growth Portfolio is an asset allocation fund which seeks to maximize total return over the long term through investments in stocks, bonds, and short-term money market instruments. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. The range and approximate neutral mix for each asset class are shown below:

                                 Range           Neutral Mix
                                 -----           -----------


    Stock Class                 50-100%              70%
    Bond Class                    0-50%              25%
    Short-Term/
    Money Market Class            0-50%               5%





VIP III Growth Opportunities Portfolio

VIP III Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stock.


                           VIP III Balanced Portfolio

VIP III Balanced Portfolio seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities. It uses a balanced approach to provide the best possible total return from investments in foreign and domestic equity securities, convertible securities, preferred and common stocks paying any combination of dividends and capital gains, and fixed income securities.

                       VIP III Growth & Income Portfolio

VIP III Growth & Income Portfolio seeks long-term growth of capital with some current income. It invests primarily in stocks of companies that offer potential for growth in earnings while paying dividends, but offer the potential for capital appreciation on future income. Investments may include common and preferred stocks, convertible securities, fixed-income securities and foreign securities.


Guaranteed Rate Options

Because of applicable exemptive and exclusionary provisions, interests in contracts attributable to GROs have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the Investment Company Act of 1940 ("1940 Act"). Thus, neither such contracts nor our General Account, which guarantees the values and benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the GROs or the General Account. Disclosures regarding the GROs or the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

We offer GROs with durations of two, four, six and ten years. We may from time to time change the durations available. Each allocation to a GRO locks in a fixed effective annual interest rate declared by us (Guaranteed Interest Rate) for the duration you select (your GRO Account). The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account at the then-current Guaranteed Interest Rate declared by us. We will not declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you have not transferred or withdrawn any amounts, will be the amount allocated plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate. We allocate interest at the end of each contract year and at the time of any transfer, full or partial withdrawal, payment of a death benefit or purchase of any annuity benefit.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO which will exceed the Guaranteed Interest Rate credited during the remaining years of the Guarantee Period (Enhanced Rate). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We reserve the right to declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (Additional Interest). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. The Enhanced Rate or Additional Interest may not be made applicable under contracts issued in certain states.

Each group of GRO Accounts of the same duration is referred to as a GRO, (i.e. all of your two-year GRO Accounts are one GRO while all of your four-year GRO Accounts are another GRO.)

You may obtain information about our current Guaranteed Interest Rates by calling our Administrative Office.

Allocations to GROs may not be made under contracts issued in certain states.

Renewals of GRO Accounts. When a GRO Account expires, a new GRO Account of the same duration, at the then-current Guaranteed Interest Rate, will be established unless you withdraw your GRO Value or transfer it to another Investment Option. We will notify you in writing before the expiration of your GRO Accounts. You must notify us prior to the expiration of your GRO Accounts of any changes you desire to make. See "Transfers" in Part 5.

Any renewal of a GRO Account will be implemented on the expiration date of the GRO Account. You will receive the current Guaranteed Interest Rate applicable on the expiration date. If a GRO Account expires and it cannot be renewed for the same duration, it will be renewed for the next shortest available duration, unless you instruct us otherwise within 30 days prior to expiration of the GRO Account. You may not choose, and we will not renew a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, in your GRO Value prior to the expiration of your GRO Account. A Market Value Adjustment will be made for each transfer, partial withdrawal in excess of the free withdrawal amount, surrender, or purchase of an annuity benefit from a GRO Account that occurs other than within 30 days prior to the expiration of the GRO Account. There will be no Market Value Adjustment made for a death benefit. The market adjusted value may be higher or lower than the GRO Value. In no event, however, may the market adjusted value in each GRO Account be less than the Minimum Value, an amount equal to your allocation to such GRO Account plus 3% interest, compounded annually, less previous withdrawals from such GRO Account and less any applicable contingent withdrawal charges. The Minimum Value for partial withdrawals or transfers will be calculated on a pro-rata basis. Withdrawal charges and the administrative expense charge may invade principal.




The Market Value Adjustment applicable to a GRO Account prior to its expiration reflects the relationship between the Guaranteed Interest Rate for such GRO Account and the then-current Guaranteed Interest Rate applicable to a newly elected GRO Account of a duration equal to the time remaining in your GRO Account. The Market Value Adjustment will reduce the GRO Value (but not below the Minimum Value) if the current Guaranteed Interest Rate is higher than the Guaranteed Interest Rate being credited to amounts under your GRO Account. Conversely, the

Market Value Adjustment will increase the GRO Value if the current Guaranteed Interest Rate is lower than the Guaranteed Interest Rate being credited to amounts under your GRO Account.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

      MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

      A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

      B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if such remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by interpolating between the Guaranteed Interest Rates for GRO Accounts of durations closest to (next higher and next lower) the remaining period described above.

      N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with applicable state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account shall be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then for purposes of determining B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, interpolating when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix A.

PART 4 -- DEDUCTIONS AND CHARGES

Separate Account Charges

National Integrity deducts from the unit value every calendar day an amount equal to an effective annual rate of 1.35% of the Account Value in the Variable Account Options. This daily expense rate cannot be increased without your consent. Various portions of this total charge, as described below, pay for certain services to the Separate Account and the contracts.

A daily charge equal to an effective annual rate of .15% of the value of each Variable Account Option is deducted for administrative expenses not covered by the annual administrative charge described below. The daily administrative charge, like the annual administrative charge, is designed to reimburse National Integrity for expenses actually incurred, without profit.

A daily charge equal to an effective annual rate of 1.20% of the value of each Variable Account Option is deducted for National Integrity's assuming the expense risk (.85%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. In this context, mortality risk refers to the cost of insuring the risk National Integrity takes that annuitants, as a class of persons, will live longer than estimated and therefore require National Integrity to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charges may be modified, but the total effective annual risk charge of 1.20% of the value of the Variable Account Options may not be increased on your Contract.

National Integrity may realize a gain from these daily charges to the extent they are not needed to meet the actual expenses incurred.

Annual Administrative Charge

If your Account Value is less than $50,000 on the last day of any contract year prior to the your Retirement Date, National Integrity charges an annual administrative charge of $30. This charge is deducted from your Account Value in each Investment Option on a pro-rata basis. The portion of the charge applicable to the Variable Account Options will reduce the number of units credited to you. The portion of the charge applicable to GROs is withdrawn in dollars. The annual administrative charge will be pro-rated based on the number of days that have elapsed in the contract year in the event of the Annuitant's retirement, death, or termination of a contract during a contract year. The annual administrative charge is waived for employees of National Integrity or Integrity, the parent of National Integrity, who purchase contracts under the salary allotment program of either company.


Reduction or Elimination of Separate Account or Administrative Charges

The separate account or administrative charges may be reduced or eliminated when contract sales are made to individuals or to a group of individuals in such a manner that results in savings of expenses. The entitlement to such a reduction will be based on: (1) the size and type of the group of individuals to whom the Contract is offered; and (2) the amount of expected contributions. Any reduction or elimination of the separate account or administrative charges will not be unfairly discriminatory against any person.

Fund Charges

Our Separate Account purchases shares of the Funds at net asset value. That price reflects investment advisory fees and other direct expenses that have already been deducted from the assets of the Funds. The amount charged for investment management may not be increased without the prior approval of the Funds' respective shareholders. See "The Funds" in Part 3.

State Premium Tax Deduction

National Integrity will not deduct state premium taxes from your contributions before applying the contributions to the Investment Options, unless required to pay such taxes under applicable state law. If the Annuitant elects an annuity benefit, National Integrity will deduct any applicable state premium taxes from the amount otherwise available for an annuity benefit. State premium taxes, if applicable, currently range up to 4%.

Contingent Withdrawal Charge


No sales charges are applied when you make a contribution to the contract. Contributions withdrawn will be subject to a withdrawal charge of up to 7%. As shown below, the percentage charge varies, depending upon the "age" of the contributions included in the withdrawal)that is, the number of years that have elapsed since each contribution was made. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount will not be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment, and any applicable withdrawal charge and administrative expense charge, so that the net amount you receive will be the amount requested.


During any contract year, no charge will be applied to your partial withdrawals that do not exceed the free withdrawal amount. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during such year, plus withdrawals made during such year. If any partial withdrawal exceeds the free withdrawal amount, we will deduct the applicable contingent withdrawal charge with respect to such excess amount. The contingent withdrawal charge is a sales charge to defray our costs of selling and promoting the contracts. We do not expect that revenues from contingent withdrawal charges will cover all of such costs. Any shortfall will be made up from our General Account assets, including any profits from other charges under the contracts.


  Contribution Year in Which                          Charge as a % of the
Withdrawn Contribution Was Made                      Contribution Withdrawn
-------------------------------                      ----------------------


         Current...................................            7%
         First Prior...............................            6
         Second Prior..............................            5
         Third Prior...............................            4
         Fourth Prior..............................            3

         Fifth Prior...............................            2
         Sixth Prior and Earlier...................            0

      No contingent withdrawal charge will be applied to any amount withdrawn if the Annuitant uses the withdrawal either to purchase from National Integrity an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies which provides for level payments over five or more years, with a restricted prepayment option. Similarly, no charge will be applied if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5.

      Unless specifically instructed otherwise, National Integrity will make withdrawals (including any applicable charges) from the Investment Options in the same ratio the Annuitant's Account Value in each Investment Option bears to the Annuitant's total Account Value. The minimum withdrawal permitted is $300.

      Reduction or Elimination of the Contingent Withdrawal Charge

      We may reduce or eliminate the contingent withdrawal charge when sales of the contracts are made to individuals or a group of individuals in such a manner that results in savings of expenses. The entitlement to such a reduction in the contingent withdrawal charge will be based on the following: (1) the size and type of the group of individuals to whom the contract is offered; (2) the amount of expected contributions; and (3) whether there is a prior or existing relationship with Integrity such as being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts issued by Integrity, or making transfers of amounts held under qualified plans sponsored by Integrity or an affiliate. Any reduction or elimination of the contingent withdrawal charge will not be unfairly discriminatory against any person.

      Transfer Charge

      No charge is made for your first twelve transfers (excluding dollar cost averaging and individual asset rebalancing transfers) among the Variable Account Options or the GROs during a contract year. We are, however, permitted to charge up to $20 for each additional transfer during that contract year. See "Transfers" in Part 5. Transfers from a GRO may be subject to a Market Value Adjustment. See "Guaranteed Rate Options" in
      Part 3.

Tax Reserve

We have the right to make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment experience of the Variable Account Options.

PART 5 -- TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, cannot be less than $1,000. We will accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Special Rules for Tax-Favored Retirement Programs" in Part 7.

We may limit the total contributions under one contract to $1,000,000 if you are under age 76 or to $250,000 if you are 76 to 79 years of age. Once you reach eight years before your Retirement Date, we may refuse to accept any contribution made for you. Contributions may also be limited by various laws or prohibited by National Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we will not measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options selected by you and are used to pay annuity and death benefits.


Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options, provided that at any time you may have amounts in not more than nine Investment Options. For purposes of calculating the nine Investment Options, each of your GRO Accounts counts as one Investment Option. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received not later than the second Business Day after they are delivered to our Administrative Office. A Business Day is defined as any day that the New York Stock Exchange is open.


You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When it is received by the Administrative Office, the change will be effective for any contribution which accompanies it and for all future contributions. We will accept changes by telephone transfer. See "Transfers" in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. For contributions allocated to the Variable Account Options, there are no guaranteed values. The value of your contributions allocated to GROs is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in
Part 3.

Your Purchase of Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase units. On any given day, the value you have in a Variable Account Option is the unit value multiplied by the number of units credited to you in that Option. The units of each Variable Account Option have different unit values.

The number of units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's unit value, calculated after the close of business that day. The number of units for a Variable Account Option at any time is the number of units purchased less the number of units redeemed. The value of units fluctuates with the investment performance of the corresponding Portfolios of the Funds which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Funds' expenses. The unit values also change because of deductions and charges we make to our Separate Account. The number of units credited to you, however, will not vary because of changes in unit values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.

How We Determine Unit Value

We determine unit values for each Variable Account Option on the Valuation Date. The Valuation Date for purposes of determining unit values is 4 p.m. Eastern Time on each day the New York Stock Exchange is open for business.

The unit value of each Variable Account Option for any day on which we determine unit values is equal to the unit value for the last day on which a unit value was determined multiplied by the net investment factor for that Option on the current day. We determine a net investment factor for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Funds.

- Next, we add any dividends or capital gains distributions by the Fund on that day.

- Then, we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then, we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a unit value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day on which a unit value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is .00003721, which is an effective annual rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk assumed by us under the contract.

Generally, this means that we adjust unit values to reflect what happens to the Fund, and also for the mortality and expense risk charge and any charge for administrative expenses or taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to National Integrity's then current transfer restrictions. Transfers to a GRO must be to a newly elected GRO (i.e. to a GRO that you have not elected before) at the then-current Guaranteed Interest Rate, unless National Integrity otherwise consents. Transfers from a GRO other than within 30 days prior to the expiration date of a GRO Account are subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. For amounts in GROs, transfers will be made according to the order in which monies were originally allocated to any GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. After twelve transfers have been made by you during a contract year, a charge of up to $20 may apply to each additional transfer during that contract year, except that no charge will be made for transfers under our Dollar Cost Averaging or Individual Asset Rebalancing programs, described in Part 8. Once annuity payments begin, transfers are no longer permitted.

Written transfer requests must be sent directly to the Administrative Office. Each Annuitant's request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service provided you have established a Personal Identification Number (PIN Code). We will honor telephone transfer instructions from any person who provides correct identifying information, and we are not responsible in the event of a fraudulent telephone transfer which is believed to be genuine in accordance with these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request will be effective as of the Business Day it is received by our Administrative Office. A transfer request does not change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we are open for business. You will receive the Variable Account Options' unit values as of the close of business on the day you call. Accordingly, transfer requests received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using unit values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.

Withdrawals

You may make an unlimited number of withdrawals from your contract as frequently as you wish. Each withdrawal must be for at least $300. A withdrawal charge of up to 7% of the contribution amount withdrawn, as adjusted for any applicable Market Value Adjustment and the withdrawal charge itself will be deducted from your Account Value, unless one of the exceptions applies. See "Guaranteed Rate Options" in Part 3 and "Contingent Withdrawal Charge" in Part 4. Most withdrawals made by you prior to age 59-1/2 are also subject to a 10% federal tax penalty. In addition, some tax-favored retirement programs limit withdrawals. See Part 7, "Tax Aspects of the Contracts" for further information regarding various tax consequences associated with the contracts.

Assignments

You may not assign the contract as collateral or security for a loan, but an Owner whose contract is not related to a tax-favored program may otherwise assign the contract before the Annuitant's Retirement Date. An assignment of the contract as a gift may, however, have adverse tax consequences. See Part 7, "Tax Aspects of the Contracts." National Integrity will not be bound by an assignment unless it is in writing and we have received it at the Administrative Office.

Death Benefits and Similar Benefit Distributions

A death benefit is available to a beneficiary if the Annuitant dies prior to the Retirement Date.

The amount of the death benefit is the greatest of:

      *     your Account Value
      * the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
      *     your total contributions less the sum of withdrawals

"Subsequent withdrawals" for purposes of calculation of a death benefit reflect any market value adjustments applicable to such withdrawals.


See the Statement of Additional Information dated May 1, 1998 regarding death benefit information for contracts issued prior to January 1, 1995.


The death benefit amount is determined as of the date proof of death and instructions for payment of proceeds are received by the Administrative Office. Death benefits (and benefit distributions required because of a separate Owner's death) can be paid in a lump sum or as an annuity. If no benefit option is selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The beneficiary of the death benefit under a contract is selected by the Owner. An Owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If no Annuitant's beneficiary survives the Annuitant, then the death benefit is generally paid to the Annuitant's estate. No death benefit will be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

Generally, the Owner also may select his or her own beneficiary. If the Owner dies before the Annuitant's Retirement Date, an Owner's beneficiary will become the Owner of the contract and may be required to receive benefit distributions.

Annuity Benefits

All annuity benefits under your contract are calculated as of the Retirement Date selected by you. The Retirement Date can be changed by written notice to the Administrative Office any time prior to the Retirement Date. The Retirement Date may be no later than your 85th birthday or the tenth contract anniversary, whichever is later. The terms of the contracts applicable to the various retirement programs, along with the federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may take the form of a lump sum payment or an annuity. A lump sum payment will provide the Annuitant with the Cash Value under the contract, shortly after the Retirement Date. The amount applied for the purchase of an annuity benefit will be the Adjusted Account Value, except that the Cash Value will be the amount applied if the annuity benefit does not have a life contingency and either the term is less than five years or the annuity can be commuted to a lump sum payment without a withdrawal charge applying.

Annuities

Alternate forms of annuity benefits can provide for fixed or variable payments which may be made monthly, quarterly, semi-annually or annually. Variable payments will be funded through one or more Separate Account Divisions. For any annuity, the minimum amount applied to the annuity must be $2,000 and the minimum initial payment must be at least $20.

If you have not already selected a form of annuity, we will send you, within six months prior to your Retirement Date, an appropriate notice form on which you may indicate the type of annuity you desire or confirm to us that the normal form of annuity, as defined below, is to be provided. However, if we do not receive a completed form from you on or before your Retirement Date, we will deem the Retirement Date to have been extended until we receive your written instructions at our Administrative Office. During such extension, the values under your contract in the various Investment Options will remain invested in such options and amounts remaining in Variable Account Options will continue to be subject to the investment risks associated with those Options. However, your Retirement Date cannot be extended beyond your 85th birthday or the tenth contract anniversary, whichever is later. You will receive a lump sum benefit if you do not make an election by such date.

We currently offer the following types of annuities:

A period certain annuity provides for fixed or variable payments, or both, to the Annuitant or the Annuitant's beneficiary (the payee) for a fixed period. The amount is determined by the period selected. The Annuitant, or if the payee dies before the end of the period selected, the payee's beneficiary, may elect to receive the total present value of future payments in cash.

A period certain life annuity provides for fixed or variable payments, or both, for at least the period selected and thereafter for the life of the payee or the payee and another annuitant under a joint and survivor annuity. You may not change or redeem the annuity once payments have begun. If the payee (or the payee and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to another named payee who may have the right to redeem the annuity and secure the present value of future guaranteed payments in a lump sum. The normal form of annuity is a fixed life income annuity with 10 years of payments guaranteed, funded through our General Account.

A life income annuity provides fixed payments for the life of the payee or the payee and another annuitant under a joint and survivor annuity. Once a life income annuity is selected, the form of annuity cannot be changed or redeemed for a lump sum payment by the Annuitant or any payee.

Annuity Payments

Fixed annuity payments will not change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the payee's age (or payee and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If National Integrity's current annuity rates then in effect would yield a larger payment, those current rates will apply instead of the tables.

Variable annuity payments are funded only in the Separate Account Divisions through the purchase of annuity units. The Variable Account Option or Options selected cannot be changed after annuity payments begin. The SAI provides further information concerning the determination of annuity payments. The number of units purchased is equal to the amount of the first annuity payment divided by the new annuity unit value for the valuation period which includes the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of annuity units stays the same for the annuity payment period but the new annuity unit value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Variable Account Option or Options selected, after charges made against it. Annuity unit values assume a base rate of net investment return of 5%, except in states which require a lower rate in which case 3.5% will be used. The annuity unit value will rise or fall depending on whether the actual rate of net investment return is higher or lower than the assumed base rate. In the SAI, see "Determination of Annuity Unit Values."

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally make payments from the Variable Account Options, or apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be deferred, however, for any period during which (1) the New York Stock Exchange has been closed or trading on it is restricted; (2) sales of securities or determination of the fair value of Separate Account assets is not reasonably practicable because of an emergency; or (3) the SEC, by order, permits National Integrity to defer action in order to protect persons with interests in the Separate Account. National Integrity can defer payment of your GROs for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

How You Make Requests and Give Instructions

When you communicate in writing with our Administrative Office, use the address on the first page of this prospectus. Your request or instruction cannot be honored unless it is in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - VOTING RIGHTS

Fund Voting Rights

National Integrity is the legal owner of the shares of the Funds held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Funds' Board of Directors, to ratify the selection of independent auditors for the Funds, and on any other matters described in the Funds' current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Fund proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all Owners, we will vote shares in a Portfolio for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain Qualified Plans, your voting instructions must be communicated to us indirectly, through your employer, but we are not responsible for any failure by your employer to solicit your instructions or to communicate your instructions to us. We will vote any Fund shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportions that other Owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Funds in our own right or to restrict Owner voting, we may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Fund shares in each Variable Account Option that are attributable to your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Funds' Board for the Funds' shareholders' meeting. The record date for this purpose must be no more than 60 days before the meeting of the Funds. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

How Fund Shares Are Voted

All Fund shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) which require collective approval. On matters on which the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio is not needed in order to make a decision in another Portfolio. To the extent shares of the Funds are sold to separate accounts of other insurance companies, the shares voted by such companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by National Integrity from its Owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require Owner approval. In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by Owners.

PART 7 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the Owner, Annuitant, and the beneficiary or other payee may depend on National Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations and is not intended to be tax advice. It is based upon understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS). No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the qualified plan, any person contemplating the purchase of a contract, contemplating selection of annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. NATIONAL INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Your Contract is an Annuity

Under the federal tax law, any individual can purchase an annuity with after-tax dollars and exclude any annuity earnings in taxable income until an actual distribution is taken from the annuity. Alternatively, the individual (or employer) may purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan.

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars, (nonqualified annuity), and some of the special tax rules which apply to an annuity purchased to fund a tax-favored retirement program, (qualified annuity). A qualified annuity may restrict your rights and benefits in order to qualify for its special treatment under the federal tax law.

Taxation of Annuities Generally

Section 72 of the Internal Revenue Code of 1986, as amended (the Code), governs the taxation of annuities. In general, an Owner is not taxed on increases in value under a contract until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, trusts and other non-natural persons cannot defer the taxation of current income credited to the contract unless an exception applies. In addition, if an Owner transfers an annuity as a gift to someone other than a spouse (or divorced spouse), any increase in its value will be taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

Section 72 provides that the proceeds of a full or partial withdrawal from a contract prior to the date on which annuity payments begin are treated first as taxable income to the extent that the Account Value exceeds the "investment" or "basis" in the contract and then as non-taxable recovery of the investment or basis in the contract. Generally, the investment or basis in the contract equals the contributions made by or on your behalf, less any amounts previously withdrawn which were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 which were rolled over to the contract in a tax-free exchange.

Once annuity payments begin, the Annuitant recovers a portion of the investment tax-free from each payment. The non-taxable portion of each payment is based on the ratio of the Annuitant's investment to his or her expected return under the contract (exclusion Ratio). The remainder of each payment will be ordinary income.

After you have recovered your total investment, future payments are fully included in income. If the Annuitant dies prior to recovering the total investment, a deduction for the remaining basis will generally be allowed on the Annuitant's final federal income tax return.

Withholding of federal income taxes on all distributions may be required unless the recipient who is eligible elects not to have any amounts withheld and properly notifies National Integrity of that election.


The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, a tax penalty of 10% applies to the taxable portion of a distribution unless the distribution is: (1) on or after the date on which the taxpayer attains age 59-1/2; (2) as a result of the death of the Owner; (3) part of a series of substantially equal periodic payments (not less frequently than annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary; (4) attributable to the taxpayer becoming disabled within the meaning of Code
Section 72(m)(7); (5) from certain qualified plans (note, however, other penalties may apply); (6) under a qualified funding asset (as defined in Section 130(d) of the Code); (7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service; (8) under an immediate annuity as defined in Code Section 72(u)(4); or (9) purchase of a first home (distribution up to $10,000).


However, the withdrawal provision of your contract still apply. See "Withdrawals" in Section 5.

All annuity contracts issued by National Integrity or its affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under section 72(s) of the Code, in order to be treated as an annuity, a contract must provide the following distribution rules: (a) if any Owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the remaining portion of such interest must be distributed at least as quickly as the method in effect on the date of the Owner's death; and (b) if any Owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years after the date of the Owner's death. To the extent such interest is payable to a beneficiary, however, such interest may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions commence within one year after the Owner's death. If the beneficiary is the spouse of the Owner, the contract (along with the deferred tax status) may be continued in the name of the spouse as the Owner.

If the Owner is not an individual, the "primary annuitant," as defined in the Code, is considered the Owner. The primary annuitant is the individual who is of primary importance in affecting the timing of the amount of payout under a contract. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied at the death of the first Owner.

Diversification Standards

Each Portfolio of the Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. The investment manager for the Funds monitors the investments in order to comply with the regulations to assure that the contracts continue to be treated as annuities for federal income tax purposes.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

Tax-Favored Retirement Programs

The contract is designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in such qualified plans and to the contracts used in connection with such qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Also, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. Therefore, no attempt is made to provide more than general information about the use of contracts with the various types of qualified plans.

National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract.

Traditional Individual Retirement Annuities

Code Section 408 (b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract which apply to Traditional IRAs.

The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may commence. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days form the date we mail the amendment to the Owner.


Simple Individual Retirement Annuities

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408 (p) of the Code.

Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms which apply to a TSA.

Simplified Employee Pensions

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

Corporate and Self-Employed (H.R. 10 and Keogh) Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax- favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with such plans should seek competent advice. The Company reserves the right to request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. If the plan is in existence on August 20, 1996, the employer need not establish a trust, custodial account, or annuity contract until January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company reserves the right to request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.


Distributions under Tax Favored Retirement Program


Distributions from tax-favored plans are subject to certain restrictions. Prior to the enactment of the 1996 SBJPA, distributions of minimum amounts specified by the Code must have commenced by April 1 of the calendar year following the calendar year in which the participant reaches age 70-1/2. The SBJPA provides participants in qualified plans, with the exception of five-percent owners and Traditional IRA holders, to begin receiving distributions by April 1 of the calendar year following the later of either (i) the calendar year in which the employee reaches age 70-1/2, or (ii) the calendar year in which the employee retires. Additional distribution rules apply after the participant's death. Failure to make mandatory distributions may result in the imposition of a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Distributions to a participant from all plans (other than 457 plans) in a calendar year that exceed a specific limit under the Code are generally subject to a 15% penalty tax (in addition to any ordinary income tax) on the excess portion of the distributions. However, the SBJPA of 1996 has suspended the excise tax on excess distributions. The provision relating to the excise tax on excess distributions is effective with respect to distributions received in 1997, 1998 and 1999.


The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 required for Traditional IRAs and other qualified plans.


Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408 or Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

Federal and State Income Tax Withholding


When required, Integrity will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies Integrity at or before the time of the distribution of an election not to have any amounts withheld. In certain circumstances, Integrity may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes to National Integrity

The contracts provide that National Integrity may charge the Separate Account for taxes. National Integrity can also set up reserves for taxes.

Transfers Among Investment Options

There will not be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 8 - ADDITIONAL INFORMATION

Systematic Withdrawals

We offer a program for systematic withdrawals that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, you must deliver the appropriate administrative form to our Administrative Office. Withdrawals may begin not less than one business day after our receipt of the form. You or we may terminate your participation in the program upon one day's prior written notice, and we may terminate or amend the systematic withdrawal program at any time. If on any withdrawal date you do not have sufficient values to make all of the withdrawals you have specified, no withdrawals will be made and your enrollment in the program will be ended.

Amounts withdrawn by you under the systematic withdrawal program may be within the free withdrawal amount in which case neither a contingent withdrawal charge nor a Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. Amounts withdrawn under the systematic withdrawal program in excess of the free withdrawal amount will be subject to a contingent withdrawal charge, an administrative expense charge and a Market Value Adjustment if applicable. Withdrawals also may be subject to the 10% federal tax penalty for early withdrawals under the contracts and to income taxation. See Part 7, "Tax Aspects of the Contracts."


Income Plus Withdrawal Program

We offer the Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals from your contract prior to your reaching age 59-1/2. Income Plus Withdrawals are exempt from the 10% penalty tax, normally applicable to early distributions made prior to age 59-1/2. See "Taxation of Annuities Generally," in Section 7. Once distributions begin they should not be changed or stopped until the later of age 59-1/2 or five years from the date of the first distribution. If you change or stop the distribution or take an additional withdrawal, you may be liable for the 10% penalty tax that would have otherwise been due on all prior distributions made under the Income Plus Program and for any interest thereon.

The Income Plus Withdrawal Program may be elected at any time if you are below age 59-1/2. You can elect this option by submitting the proper election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We will calculate the amount of the distribution under a method selected by you. The minimum Income Plus Withdrawal currently is $100. You must also specify an account for direct deposit of your Income Plus Withdrawals.

To enroll under our Income Plus Withdrawal Program, you must deliver the appropriate administrative form to our Administrative Office. Withdrawals may begin not less than one Business Day after our receipt of the form. You or we may terminate your participation in the program upon seven Business Day's prior written notice, and we may terminate or amend the Income Plus Program at any time. If on any withdrawal date you do not have sufficient values to make all of the withdrawals you have specified, no withdrawals will be made and your enrollment in the program will be ended. This program is not available in concert with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Asset Allocation and Rebalancing Program.

Amounts withdrawn by you under the Income Plus Withdrawal Program may be within the free withdrawal amount in which case neither a contingent withdrawal charge nor a Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. Amounts withdrawn under the Income Plus Withdrawal Program in excess of the free withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable.


Dollar Cost Averaging

We offer a dollar cost averaging program under which allocations to the VIP Money Market Option are automatically transferred on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must specify a dollar amount to be transferred into each Variable Account Option, and the current minimum transfer to each Option is $250. No transfer charge will apply to transfers under our dollar cost averaging program, and such transfers will not count towards the twelve transfers you may make in a contract year before we may impose a transfer charge.

To enroll under our dollar cost averaging program, you must deliver the appropriate administrative form to our Administrative Office. You or we may terminate your participation in the program upon one day's prior written notice, and we may terminate or amend the dollar cost averaging program at any time. If you do not have sufficient funds in the VIP Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

Individual Asset Rebalancing

We offer an individual asset rebalancing program whereby you can select the frequency for rebalancing. Frequencies available include rebalancing monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will be automatically rebalanced by transfers among such Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. No transfer charge will apply to transfers under our Individual Asset Rebalancing program, and such transfers will not count towards the twelve transfers you may make in a contract year before we may impose a transfer charge.

GROs are not eligible for the Individual Asset Rebalancing program.

To enroll under our Individual Asset Rebalancing program, you must deliver the appropriate administrative form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work in concert with the Individual Asset Rebalancing program. You should, therefore, monitor your use of such other programs, transfers, and withdrawals while the Individual Asset Rebalancing program is in effect. You or we may terminate your participation in the program upon one day's prior written notice, and we may terminate or amend the Individual Asset Rebalancing program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly withdrawals from your checking account for payment to us. To enroll under our program, you must deliver the appropriate administrative form to our Administrative Office. You or we may terminate your participation in the program upon 30 days' prior written notice. Your participation may be terminated by us if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Performance Information

Performance data for the Variable Account Options, including the yield and effective yield of the VIP Money Market Option, the yield of the other Options, and the total return of all of the Options may appear in advertisements or sales literature. Performance data for any Option reflects only the performance of a hypothetical investment in the Option during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies of the Portfolio in which the Option invests and the market conditions during the given time period, and it should not be considered as a representation of performance to be achieved in the future.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Option. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the Option of all distributions and the deduction of applicable contract charges and expenses, including any contingent withdrawal charge that would apply if an Owner surrendered the contract at the end of the period indicated. Total returns also may be shown that do not take into account the contingent withdrawal charge or the annual administrative charge applicable where the Account Value is less than $50,000 at the end of a contract year.

A cumulative total return reflects an Option's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Option's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Option's returns, you should recognize that they are not the same as actual year-by-year results.

Some Options may also advertise yield. These measures reflect the income generated by an investment in the Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent withdrawal charge.

The VIP Money Market Option may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Option over a specified 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and VIP High Income Option may advertise a 30-day yield which reflects the income generated by an investment in such Option over a specified 30-day period.

For a detailed description of the methods used to determine yield and total return for the Variable Account Options, see the SAI.


APPENDIX A

                     ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

      Contribution: ................................ $50,000.00

      GRO Account duration: ........................ 6 Years

      Guaranteed Interest Rate: .................... 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs three years after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. No contingent withdrawal charge applies to transfers.

The GRO Value for this $50,000 contribution is $67,004.78 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next higher number of complete months. If we do not declare a rate for the exact time remaining, we will interpolate between the Guaranteed Interest Rates for GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been three years remaining in your GRO Account. These examples also show the withdrawal charge which would be calculated separately.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.5% for a three-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

      -0.0483785 = [(1 + .05)^(36/12) / (1 + .065 + .0025)^(36/12)]- 1

The Market Value Adjustment is a reduction of $2,800.21 from the GRO Value:

      -$2,800.21 = -0.0483785 X $57,881.25

The Market Adjusted Value would be:

      $55,081.04 = $57,881.25 - $2,800.21

A withdrawal charge of 4% would be assessed against the $50,000 original contribution:

      $2,000.00 = $50,000.00 X .04

Thus, the amount payable on a full withdrawal would be:

      $53,081.04 = $57,881.25 - $2,800.21 - $2,000.00


If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

Greater of:

      a)     $5,788.13 = $57,881.25 X .10

             or

      b)     $2,756.25 = gain in prior contract year

      Free Amount = $5,788.13

The non-free amount would be:

      $14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be:

      - $687.55 = -0.0483785 X $14,211.87

The withdrawal charge would be:

      $620.81 = [($14,211.87 + $687.55)/(1 - .04)] - ($14,211.87 + 687.55)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

      $21,308.36 = $20,000.00 + $687.55 + $620.81

The ending Account Value would be:

      $36,572.89 = $57,881.25 - $21,308.36

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a three-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

      0.0217384 = [(1 + .05)^(36/12) / (1 + .04 + .0025)^(36/12)]- 1

The Market Value Adjustment is an increase of $1,258.25 to the GRO Value:

      $1,258.25 = 0.0217384 X $57,881.25

The Market Adjusted Value would be:

      $59,139.50 = $57,881.25 + $1,258.25

A withdrawal charge of 4% would be assessed against the $50,000 original contribution:

      $2,000.00 = $50,000.00 X .04

Thus, the amount payable on a full withdrawal would be:

      $57,139.50 = $57,881.25 + $1,258.25 - $2,000.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

              Free Amount =  $5,788.13

          Non-Free Amount = $14,211.87

The Market Value Adjustment would be:

      $308.94 = .0217384 X $14,211.87

The withdrawal charge would be:

      $572.29 = [($14,211.87 - $308.94)/(1 - .04)] - ($14,211.87 - $308.94)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

      $20,270.35 = $20,000.00 - $308.94 + $579.29

The ending Account Value would be:

      $37,610.90 = $57,881.25 - $20,270.35

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1998


                                       FOR

                                 GRANDMASTER II

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I

                                Table of Contents
                                                                            Page

Part 1 - National Integrity and Custodian......................................2
Part 2 - Distribution of the Contracts.........................................2
Part 3 - Performance Information...............................................3
Part 4 - Determination of Annuity Unit Values.................................10

Part 5 - Death Benefit Information for Contracts Issued Prior to
         January 1, 1995......................................................11

Part 6 - Financial Statements.................................................12


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 1998. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 200 Park Avenue, 20th Floor, New York, New York 10166, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN


National Integrity is a New York stock life insurance company that sells life insurance and annuities. Its offices are located at 200 Park Avenue, 20th Floor, New York, New York 10166. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company. Integrity Life Insurance Company is a wholly owned subsidiary of Integrity Holdings, Inc., a Delaware corporation which is a holding company engaged in no active business. All outstanding shares of Integrity Holdings, Inc. are owned by ARM Financial Group, Inc. (ARM), a Delaware corporation which is a financial services company focusing on the long-term savings and retirement marketplace by providing retail and institutional products and services throughout the United States. ARM owns 100% of the stock of (i) ARM Securities Corporation (ARM Securities), a Minnesota corporation, registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc., (ii) Integrity Capital Advisors, Inc., a New York corporation registered with the SEC as an investment adviser, (iii) SBM Certificate Company, a Minnesota corporation registered with the SEC as an issuer of face-amount certificates, and (iv) ARM Transfer Agency, Inc., a Delaware corporation registered with the SEC as a transfer and dividend disbursing agency. Approximately 91% of the outstanding voting stock of ARM is owned by The Morgan Stanley Leveraged Equity Fund II, L.P., Morgan Stanley Capital Partners III, L.P., Morgan Stanley Capital Investors, L.P., and MSCP III 892 Investors, L.P., each of which is a Delaware limited partnership (collectively, the MSCP Funds). The MSCP Funds are private equity funds sponsored by Morgan Stanley Group, Inc., a Delaware corporation that, through its subsidiaries, provides a wide range of financial services on a global basis (Morgan Stanley). The general partner of each of the MSCP Funds is a wholly owned subsidiary of Morgan Stanley. Oldarm Limited Partnership, a Kentucky limited partnership, New ARM, LLC, a Kentucky limited liability company, and certain current and former employees and management of ARM own in the aggregate approximately 9% of the voting stock of ARM.


No person has the direct or indirect power to control Morgan Stanley except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. Morgan Stanley is publicly held; no individual beneficially owns more than 5% of the common shares; however, approximately 31% of such shares are subject to a stockholders' agreement or voting agreement among certain current and former principals and employees of Morgan Stanley and its predecessor.


Beginning in 1995, ARM provided substantially all of the services required to be performed on behalf of the Separate Account. Total fees paid to ARM by National Integrity for management services in 1996 and 1997, including services applicable to the Registrant, were $__________ and $___________, respectively.


National Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. National Integrity is currently rated "A" (Excellent) by A.M. Best Company, and has received claims paying ability ratings of "A" (Good) from Standard & Poor's Corporation, "Baa1" from Moody's Investors Service, Inc., and "A+" (High) from Duff and Phelps Credit Rating Company. However, National Integrity does not guarantee the investment performance of the portfolios, and these ratings do not reflect protection against investment risk.

PART 2 - DISTRIBUTION OF THE CONTRACTS

ARM Securities, a wholly owned subsidiary of ARM, is the principal underwriter of the contracts. ARM Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. ARM Securities' address is 515 West Market Street, Louisville, Kentucky 40202. The contracts are offered through ARM Securities on a continuous basis.


We generally pay a maximum distribution allowance of 6% of initial contributions. The amount of distribution allowances paid was $__________, $_________, and $__________ for the years ended December 31, 1997, 1996, and
1995, respectively. No distribution allowances were retained by ARM Securities during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the contracts.


PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

Total Returns

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $40,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Any such total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those currently applicable under the contract. Total returns may be shown simultaneously that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.




Yields

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = {(Base Period Return) + 1)^(365/7)} - 1




Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:




The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.




The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.




The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by National Integrity or any of the Sub-Advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ANNUITY UNIT VALUES

The annuity unit value was initially fixed at $1.00 for contracts with assumed base rates of net investment return of 5% and 3.5% a year, respectively. For each valuation period thereafter, it is the annuity value for the preceding valuation period multiplied by the adjusted net investment factor under the contracts. For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

* .00013366 for a contract with an assumed base rate of net investment return of 5% a year; or




* .00009425 for a contract with an assumed base rate of net investment return of 3.5% a year.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All certificates have a 5% assumed base rate, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3.5% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3.5% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling, than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Annuitant's retirement date. The first three monthly payments are the same. Each of the first three monthly payments will be based on the amount taken from the tables in the contract or on our current rates, whichever is more favorable to the participant. Where the Company's current annuity rates are used, contributions in the current and five prior participation years will qualify for the Company's current individual annuity rates applicable to funds derived from sources outside the Company. The balance of the proceeds will qualify for the Company's current individual annuity rates for payment of proceeds.

The first three monthly payments depend on the assumed base rate of net investment return and the forms of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three months will vary according to the investment performance of the Variable Account Option or Options selected. After that, each payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month before the due date of the payment. The number of annuity units credited equals the initial periodic payment divided by the annuity unit value for the valuation period that includes the due date of the first annuity payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month. Each business day together with any non-business day or consecutive non-business day immediately preceding such business day will constitute a valuation period.

Illustration of Changes in Annuity Unit Values. To show how we determine variable annuity payments from month to month, assume that the contract value on a retirement date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under your contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1.00 in February, the annuity payment for April would be 345.71 times $1.00, or $345.71.

For period certain life annuities and life income annuities, the participant may not surrender or redeem once annuity payments commence. For period certain life annuities only, if the payee (or the payee and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to another named payee who may have the right to redeem the annuity and secure the present value of future guaranteed payments in a lump sum. The present value of future guaranteed payments for a period certain is based on the number of payments left, the assumed base rate of net return, the number of annuity units and the annuity unit value for the date the Company receives a written request for lump sum payment of remaining values. Assets held in the Account at least equal to all statutory reserves required for such Separate Account.

PART 5 - DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 1995




Notwithstanding anything in the prospectus to the contrary, for contracts issued prior to January 1, 1995, the amount of the death benefit is the greatest of:

      *     your Account Value
      * the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
      *     your total contributions less the sum of withdrawals

"Subsequent withdrawals" for purposes of calculation of a death benefit reflect any market value adjustments applicable to such withdrawals.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, Suite 2100, 400 West Market Street, Louisville, Kentucky 40202, is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.


The financial statements of the Separate Account as of December 31, 1997, and for the periods indicated in the financial statements and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 1997 and 1996 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.


The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

CROSS REFERENCE SHEET - GrandMaster III

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Information required By Form N-4

PART A: INFORMATION REQUIRED IN PROSPECTUS - GrandMaster III

Form N-4 Item No.                               Location in Prospectus

1.  Cover Page                                  Cover Page

2.  Definitions                                 Part 1 - Summary

3.  Synopsis                                    Part 1 - Summary; Table of
                                                Annual Fees and Expenses;
                                                Examples

4.  Condensed Financial Information             Part 1 - Financial Information

5.  General Description of Registrant,          Part 2 - National Integrity and
                                                the Separate Account;
    Annuity Contracts                           Part 3 - Your Investment Options

6.  Deductions                                  Part 4 - Deductions and Charges

7.  General Description of Variable    Part 5 - Terms of Your Variable
    Annuity contracts                           Annuity Contract

8.  Annuity Period                              Part 5 - Terms of Your Variable
                                                Annuity Contract

9.  Death Benefit                               Part 5 - Terms of Your Variable
                                                Annuity Contract

10. Purchases and Contract Value                Part 5 - Terms of Your Variable
                                                Annuity Contract

11. Redemptions                                 Part 5 - Terms of Your Variable
                                                Annuity Contract

12. Taxes                                       Part 7 - Tax Aspects of the
                                                Contracts

13. Legal Proceedings                           Not Applicable

14. Table of Contents of the Statement          Table of Contents
    of Additional Information

PART B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION - GrandMaster III

Form N-4 Item No.                                  Location in Statement of
                                                   Additional Information

15. Cover Page                                     Cover Page

16. Table of Contents                              Cover Page

17. General Information and History       Part 1 - National Integrity and
                                                   Custodian

18. Services                                       Part 1 - National Integrity
                                                   and Custodian

19.  Purchase of Securities Being Offered          Part 2 - Distribution of the
                                                   Contracts

20. Underwriters                                   Part 2 - Distribution of the
                                                   Contracts

21. Calculation of Performance Data       Part 3 - Performance Information

22. Annuity Payments                               Part 4 - Determination of
                                                   Annuity Unit Values

23. Financial Statements                           Part 5 - Financial Statements

                                     PART A

Prospectus
                                 GrandMaster III
                        Flexible Premium Variable Annuity
               issued by National Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity offered by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of ARM Financial Group, Inc. The individual contracts and group certificates (contracts) offered by this prospectus provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Contributions under the contracts may be allocated to the various investment divisions of our Separate Account I (Variable Account Options, or individually, Option) or to our Guaranteed Rate Options (GROs), or both.

Contributions to the Variable Account Options are invested in shares of corresponding portfolios of the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the Funds or Fund).The Funds are part of the Fidelity Investments(R) group of companies. The values allocated to the Options reflect the investment performance of the Funds' portfolios. The prospectus for the Funds describes the investment objectives, policies and risks of each of the Funds' portfolios. There are thirteen Variable Account Options, which invest in the following portfolios:

 o VIP Money Market Portfolio           o VIP II Investment Grade Bond Portfolio
 o VIP High Income Portfolio            o VIP II Asset Manager Portfolio
 o VIP Equity-Income Portfolio          o VIP II Index 500 Portfolio
 o VIP Growth Portfolio                 o VIP II Contrafund Portfolio
 o VIP Overseas Portfolio               o VIP II Asset Manager: Growth Portfolio
 o VIP III Balanced Portfolio           o VIP III Growth Opportunities Portfolio
 o VIP III Growth & Income Portfolio


Your allocation to a GRO accumulates at a fixed interest rate we declare at the beginning of the duration you select. A market value adjustment (Market Value Adjustment) will be made for withdrawals, surrenders, transfers and certain other transactions before the expiration of your GRO Account, but your value under a GRO Account may not be decreased below an amount equal to your allocation plus interest compounded at an annual effective rate of 3% (Minimum Value).

Withdrawal charges and an annual administrative charge may be applicable, which may invade principal.

This prospectus contains information about the contracts that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference. This prospectus is not valid unless provided with the current prospectus for the Funds, which you should also read.

For further information and assistance, you should contact our Administrative Office at National Integrity Life Insurance Company, 200 Park Avenue, 20th Floor, New York, New York 10166. You may also call the following toll-free number: 1-800-433-1778.


A registration statement relating to the contracts, which includes a Statement of Additional Information (SAI) dated May 1, 1998, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A copy of the SAI is available free of charge by writing to or calling our Administrative Office. A table of contents for the SAI follows the table of contents for this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The date of this Prospectus is May 1, 1998.

                                TABLE OF CONTENTS

Part 1 - Summary                                                            Page

Your Variable Annuity Contract.................................................1
Your Benefits..................................................................1
How Your Contract is Taxed.....................................................1
Your Contributions.............................................................1
Your Investment Options........................................................1
Variable Account Options.......................................................1
Account Value, Adjusted Account Value and Cash Value ..........................2
Transfers......................................................................2
Charges and Fees...............................................................2
Withdrawals....................................................................2
Your Initial Right to Revoke...................................................3
Table of Annual Fees and Expenses..............................................4
Financial Information..........................................................7

Part 2 - National Integrity And The Separate Account

National Integrity Life Insurance Company......................................9
The Separate Account and the Variable Account Options..........................9
Assets of Our Separate Account.................................................9
Changes In How We Operate......................................................9

Part 3 - Your Investment Options

The Funds.....................................................................10
      The Funds' Investment Adviser...........................................10
      Investment Objectives of the Portfolios.................................12
Guaranteed Rate Options.......................................................14
         Renewals of GRO Accounts.............................................14
         Market Value Adjustments.............................................15

Part 4 - Deductions and Charges

Separate Account Charges......................................................16
Annual Administrative Charge..................................................16
Fund Charges..................................................................16
State Premium Tax Deduction...................................................16
Contingent Withdrawal Charge..................................................16
Transfer Charge...............................................................17
Hardship Waiver...............................................................18
Tax Reserve...................................................................18

Part 5 - Terms of Your Variable Annuity

Contributions Under Your Contract.............................................18
Your Account Value............................................................19
Your Purchase of Units in Our Separate Account................................19
How We Determine Unit Value...................................................19
Transfers.....................................................................20
Withdrawals...................................................................20
Assignments...................................................................21
Death Benefits and Similar Benefit Distributions..............................21

                                                                            Page

Annuity Benefits..............................................................21
Annuities.....................................................................22
Annuity Payments..............................................................22
Timing of Payment.............................................................23
How You Make Requests and Give Instructions...................................23

Part 6 - Voting Rights

Fund Voting Rights............................................................23
How We Determine Your Voting Shares...........................................23
How Fund Shares Are Voted.....................................................24
Separate Account Voting Rights................................................24

Part 7 - Tax Aspects of the Contracts

Introduction..................................................................24
Your Contract is an Annuity...................................................24
Taxation of Annuities Generally...............................................25
Distribution-at-Death Rules...................................................25
Diversification Standards.....................................................26
Tax-Favored Retirement Programs...............................................26
      Individual Retirement Annuities.........................................26
      Tax Sheltered Annuities.................................................27
      Simplified Employee Pensions............................................27
      Corporate and Self-Employed (H.R. 10 and Keogh) Pension
        and Profit Sharing Plans..............................................27
      Deferred Compensation Plans of State and Local Governments and
        Tax-Exempt Organizations..............................................28
Distributions Under Tax-Favored Retirement Programs...........................28
Federal and State Income Tax Withholding......................................29
Impact of Taxes to National Integrity.........................................29
Transfers Among Investment Options............................................29

Part 8 - Additional Information

Systematic Withdrawals........................................................29
Dollar Cost Averaging.........................................................30
Individual Asset Rebalancing..................................................30
Ibbotson Asset Allocation and Rebalancing Program.............................30
Systematic Contributions......................................................31
Performance Information.......................................................32

Appendix A  -  Illustration of a Market Value Adjustment......................33

      THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

SAI Table of Contents

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contracts
Part 3 - Performance Information
Part 4 - Determination of Annuity Unit Values
Part 5 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
National Integrity Life Insurance Company
200 Park Avenue, 20th Floor
New York, New York 10166
ATTN: Request for SAI of Separate Account I (Grandmaster III)

Name: ________________________________

Address: _____________________________

City: __________ State: __ Zip: ______

PART 1 -- SUMMARY

Your Variable Annuity Contract

In this prospectus, we, our and us mean National Integrity Life Insurance Company (National Integrity), a subsidiary of Integrity Life Insurance Company (Integrity) and an indirect wholly owned subsidiary of ARM Financial Group, Inc.
(ARM). We offer individual variable annuity contracts. In certain states, we offer certificates under a group variable annuity contract instead of contracts. When we use the words contract or certificate, we are referring to both the individual contracts and the group certificates.

You can invest for retirement by purchasing a contract if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution. In this prospectus, you and your mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the Owner of the contract. If the Annuitant does not own the contract, all of the rights under the contract belong to the Owner until annuity payments begin. If a Joint Owner is named, the contract rights are shared with the Owner. Contract changes or any transactions allowed under the Contract require both signatures. The rules governing distribution at death apply when the first Owner dies, see Section 7, "Distribution-at-Death Rules."

Your retirement or endowment date (Retirement Date) will be no later than your 90th birthday or earlier, if required by law, unless you notify us of a different date.

Your Benefits

Your contract provides an Account Value, an annuity benefit, and a death benefit. See "Your Account Value," "Death Benefits and Similar Benefit Distributions" and "Annuity Benefits" in Part 5.

Your benefits may be received under a contract subject to the usual rules for taxation of annuities, including the tax-deferral of earnings until withdrawal. The contract also can provide your benefits under certain tax-favored retirement programs, which are subject to special rules covering such matters as eligibility and contribution amounts. See Part 7, "Tax Aspects of the Contracts" for detailed information.

How Your Contract is Taxed

Under current law, any increases in the value of your contributions to your contract are tax deferred and will not be included in your taxable income until withdrawn. See Part 7, "Tax Aspects of the Contracts."

Your Contributions

The minimum initial contribution in most states is currently $1,000. Subsequent contributions of at least $100 can be made. Special rules for lower minimum initial and subsequent contributions apply for certain tax-favored retirement plans. See "Contributions Under Your Contract" in Part 5.

Your Investment Options

You may allocate contributions to the Variable Account Options or to the GROs, or both. The Variable Account Options and the GROs are together referred to as the Investment Options. Contributions may be allocated to up to nine Investment Options at any one time. See "Contributions Under Your Contract" in Part 5. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

Variable Account Options

The Variable Account Options (also referred to as Divisions) invest in shares of corresponding investment portfolios of the Funds, each a "series" type of mutual fund. Each investment portfolio is referred to as a Portfolio. The investment objective of each Variable Account Option and its corresponding Portfolio is the same. Your value in a Variable Account Option will vary depending on the performance of the corresponding Portfolio. For a full description of the Funds, see the Funds' prospectus and the Funds' Statement of Additional Information.

Account Value, Adjusted Account Value and Cash Value

The sum of your values under the GROs plus your values in the Variable Account Options is referred to as the Account Value. Your Adjusted Account Value is your Account Value, as increased or decreased (but not below the Minimum Value) by any Market Value Adjustments. Your Cash Value is equal to your Adjusted Account Value, reduced by any applicable contingent withdrawal charge and will be reduced by the pro rata portion of the annual administrative charge, if applicable. See "Charges and Fees" below.

Transfers

You may transfer all or portions of your Account Value among the Investment Options, subject to the conditions described under "Transfers" in Part 5. Transfers from any Investment Option must be for at least $250. Transfers may be arranged through our telephone transfer service. See Part 5, "Transfers." Transfers may also be made under special services we offer to dollar cost average or rebalance your investment in the Variable Account Options. See Part 8, "Dollar Cost Averaging," "Individual Asset Rebalancing," and "Ibbotson Asset Allocation and Rebalancing Program."

Charges and Fees

If your Account Value is less than $50,000 as of the last day of any contract year prior to your Retirement Date, an annual administrative expense charge of $30 is deducted from your contract. See Part 4, "Deductions and Charges."

A charge at an effective annual rate of 1.35% of the Account Value of the assets in each Variable Account Option is made daily. We make this charge to cover mortality and expense risks (1.20%) and certain administrative expenses (.15%). The charge will never be greater than an effective annual rate of 1.35% of the Account Value of the assets in each Variable Account Option. See Part 4, "Deductions and Charges."

Investment advisory fees and other expenses are deducted from amounts invested by the Separate Account in the Funds. For providing investment management services to the Portfolios of the Funds, Fidelity Management and Research Company (Fidelity Management) receives fees from the Portfolios based on the average net assets of each Portfolio. The highest annual rate at which any of the Portfolios paid advisory fees in 1996 was .76% of average net assets. Advisory fees cannot be increased without the consent of Fund shareholders. See "Table of Annual Fees and Expenses" below and "The Funds' Investment Adviser" in
Part 3.

If you frequently transfer funds from one Investment Option to another, certain transfers may become subject to a charge. We will not, however, charge more than $20 per transfer. See "Transfer Charge" in Part 4.

When you make withdrawals from your contract, a contingent withdrawal charge may be deducted from your Account Value. This sales charge will be in addition to the Market Value Adjustment applicable to early withdrawals from GRO Accounts. Under certain circumstances, the contingent withdrawal charge and market value adjustment may be waived. See "Withdrawals" below and "Guaranteed Rate Options" in Part 3.

Withdrawals

You may make an unlimited number of withdrawals from your contract as frequently as you wish. Each withdrawal must be for at least $300. A sales charge of up to 7% of the contribution amount withdrawn, in excess of any free withdrawal amount (defined below), will be deducted from your Account Value, unless one of the exceptions applies. This charge defrays marketing expenses. See "Contingent Withdrawal Charge" in Part 4. Most withdrawals made by you prior to age 59-1/2 are also subject to a 10% federal tax penalty. In addition, some tax-favored retirement programs limit withdrawals. See Part 7, "Tax Aspects of the Contracts." For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment, and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

The free withdrawal amount is a non-cumulative amount which you may take as a partial withdrawal each contract year without being subject to the contingent withdrawal charge or any Market Value Adjustment. It is equal to 10% of the Account Value, minus cumulative prior withdrawals in the current contract year. However, as explained above, a tax penalty still applies if you are under age 59-1/2.

Your Initial Right to Revoke

Within ten days after you receive your contract, you may cancel it by returning it to our Administrative Office. The 10-day period may be extended if required by state law. We will refund all your contributions with an adjustment for any investment gain or loss on the contributions put into each Variable Account Option from the date units were purchased until the date your contract is received by us, including any charges deducted. If state law instead requires a refund of your contributions without any adjustment, we will return that amount to you. For allocations to GROs, we will refund to you the amount of your contributions.

Table of Annual Fees and Expenses

Contract Owner Transaction Expenses

      Sales Load on Purchases...............................................  $0
      Deferred Sales Load (1).........................................7% Maximum
      Exchange Fee (2)......................................................  $0
      Annual Administrative Charge (3)...................................... $30

Separate Account Annual Expenses (as a
percentage of average account value) (4)

      Mortality and Expense Risk Fees..................................... 1.20%
      Administrative Expenses.............................................  .15%
                                                                           -----
      Total Separate Account Annual Expenses.............................. 1.35%
                                                                           =====

Fund Annual Expenses After Reimbursement
(as a percentage of average net assets) (5)

                                            Management   Other    Total Annual
Portfolio                                    Fees (6)   Expenses    Expenses
---------                                    --------   --------    --------


VIP Money Market ..........................   .21%        .10%       .31%

VIP High Income ...........................   .59%        .12%       .71%(6)

VIP Equity-Income .........................   .50%        .08%       .58%

VIP Growth ................................   .60%        .09%       .69%

VIP Overseas ..............................   .75%        .17%       .92%

VIP II Investment Grade Bond ..............   .44%        .14%       .58%

VIP II Asset Manager ......................   .55%        .10%       .65%(6)(7)

VIP II Index 500 ..........................   .24%        . 4%       .28%(7)

VIP II Contrafund .........................   .60%        .11%       .71%(6)

VIP II Asset Manager: Growth ..............   .60%        .17%       .77%(6)(7)

VIP III Balanced ..........................   .45%        .16%       .61%(6)

VIP III Growth Opportunities ..............   .60%        .14%       .74%(6)

VIP III Growth & Income ...................   .49%        .21%       .70%(6)(8)


----------


(1) See "Deductions and Charges - Contingent Withdrawal Charge" in Part 4. You may make a partial withdrawal of up to 10% of the Account Value in any contract year or the investment gain under the contract during the previous contract year, whichever is greater, less withdrawals during the current contract year, without assessment of any withdrawal charge.

(2) After the first twelve transfers during a contract year, Integrity has the right to impose a transfer charge of $20 per transfer. This charge would not apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in Part 4.

(3) The annual administrative charge is $30. This charge applies only if the Account Value is less than $50,000 at the end of any contract year prior to your Retirement Date. See "Deductions and Charges Annual Administrative Charge" in
Part 4.

(4) See "Deductions and Charges - Separate Account Charges" in Part 4.

(5) In the Funds' prospectus, see "Management, Distribution and Service Fees."


(6) A portion of the brokerage commissions that certain funds pay was used to reduce funds' expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been
 .57% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio, .90% for VIP Overseas Portfolio, .64% for VIP II Asset Manager Portfolio, .68% for VIP II Contrafund Portfolio, .76% for VIP II Asset Manager: Growth Portfolio, and .73% for VIP III Growth Opportunities Portfolio, and .60% for VIP III Balanced Portfolio.

(7) The investment adviser agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .27%, .13%, and .40%, respectively.


(8) Annualized

Examples

The examples below show the expenses that would be borne by the Annuitant per $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.

Expenses per $1,000 investment if you surrender your contract at the end of the applicable period:

Portfolio                                    1 year   3 years  5 years  10 years
---------                                    ------   -------  -------  --------

VIP Money Market..........................   $ 97.66  $114.61  $133.86  $203.09
VIP High Income...........................   $101.86  $127.34  $155.29  $246.89
VIP Equity-Income.........................   $100.53  $123.32  $148.53  $233.20
VIP Growth................................   $101.65  $126.72  $154.25  $244.80
VIP Overseas..............................   $104.11  $134.13  $166.63  $269.66
VIP II Investment Grade Bond..............   $100.53  $123.32  $148.53  $233.20
VIP II Asset Manager......................   $102.17  $128.27  $156.84  $250.03
VIP II Index 500..........................   $ 97.45  $113.98  $132.81  $200.91
VIP II Contrafund.........................   $102.17  $128.27  $156.84  $250.03
VIP II Asset Manager: Growth..............   $103.50  $132.28  $163.55  $263.50
VIP III Balanced..........................   $101.96  $127.65  $155.81  $247.94
VIP III Growth Opportunities..............   $102.47  $129.19  $158.39  $253.15
VIP III Growth & Income...................   $101.76  $127.03  $154.77  $245.84

Expenses per $1,000 investment if you do not surrender your contract at the end of the applicable period:

Portfolio                                     1 year  3 years  5 years  10 years
---------                                     ------  -------  -------  --------

VIP Money Market............................  $17.66  $54.61   $ 93.86  $203.09
VIP High Income.............................  $21.86  $67.34   $115.29  $246.89
VIP Equity-Income...........................  $20.53  $63.32   $108.53  $233.20
VIP Growth..................................  $21.65  $66.72   $114.25  $244.80
VIP Overseas................................  $24.11  $74.13   $126.63  $269.66
VIP II Investment Grade Bond................  $20.53  $63.32   $108.53  $233.20
VIP II Asset Manager........................  $22.17  $68.27   $116.84  $250.03
VIP II Index 500............................  $17.45  $53.98   $ 92.81  $200.91
VIP II Contrafund...........................  $22.17  $68.27   $116.84  $250.03
VIP II Asset Manager: Growth................  $23.50  $72.28   $123.55  $263.50
VIP III Balanced............................  $21.96  $67.65   $115.81  $247.94
VIP III Growth Opportunities................  $22.47  $69.19   $118.39  $253.15
VIP III Growth & Income.....................  $21.76  $67.03   $114.77  $245.84

Expenses per $1,000 investment if you elect the normal form of annuity at the end of the applicable period:

    Same expenses per $1,000 investment as shown in table immediately above.

These examples assume a continuation of the fixed charges that are borne by the Separate Account and of the investment advisory fees and other expenses of the Funds as they were for the year ended December 31, 1996, except for VIP III Growth & Income Portfolio, which were based on estimated current expenses. Actual Fund expenses may be greater or less than those on which these examples were based. The annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The table also assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. Such per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The above table and examples are intended to assist your understanding of the various costs and expenses that apply to your contract, directly or indirectly. These tables reflect expenses of the Separate Account as well as those of the Portfolios. Premium taxes upon annuitization also may be applicable.

Financial Information

The table below shows the unit value for each Variable Account Option at inception, the number of units outstanding at December 31 of each year since inception, and the unit value at the end of each period. The unit value at the beginning of each period is the unit value as of the end of the previous period.

                        UNIT VALUES AND UNITS OUTSTANDING


                         Money        High     Equity-                          Investment
                        Market      Income      Income      Growth    Overseas  Grade Bond
                      Division    Division    Division    Division    Division    Division
                    ----------  ----------  ----------  ----------  ----------  ----------
Date of Inception               $    10.00  $    10.00  $    10.00    $  10.00    $  10.00

December 31, 1987           --          --          --          --          --          --

  Number of Units           --          --          --          --          --          --

December 31, 1988           --          --          --          --    $   9.79    $  10.05

  Number of Units           --          --          --          --       1,646       1,287

December 31, 1989           --          --  $    10.99  $    11.13    $  12.08    $  11.48

  Number of Units           --          --      12,808          91       1,646       1,286

December 31, 1990   $    10.17          --  $     9.54  $    11.76    $  11.13    $  12.06

  Number of Units        2,001          --      10,281          90       1,697       1,283

December 31, 1991   $    10.64          --  $    13.63  $    19.12    $  13.63    $  12.25

  Number of Units        3,961          --      12,059         927       2,789          --

December 31, 1992   $     10.9          --  $    15.72  $    20.62    $  12.01    $  13.44

  Number of Units        2,744          --      32,842      30,140       3,816       5,995

December 31, 1993   $    11.10  $    11.22  $    18.33  $    24.29    $  16.25    $  14.72

  Number of Units      109,685     120,243     192,745     136,418      97,667      52,787

December 31, 1994   $    11.42  $    10.90  $    19.37  $    23.95    $  16.31    $  13.98

  Number of Units      782,370     512,098     503,403     372,307     432,518      97,548

December 31, 1995   $    11.93  $    12.97  $    25.81  $    31.99    $  17.65    $  16.18

  Number of Units    1,692,564   1,131,907   1,316,163     657,586     426,045     264,608

December 31, 1996   $    12.40  $    14.58  $    29.09  $    36.19    $  19.71    $  16.47

  Number of Units    1,453,359   1,605,055   1,895,597     942,118     596,757     340,273

                    $    12.90  $    16.93  $    36.77  $    44.09    $  21.69    $  17.72

  Number of Units    1,407,666   2,108,548   2,245,172   1,026,856     703,364     403,402


* Inception dates for the VIP High Income Option and the VIP II Index 500 Option were February 19, 1993 and March 4, 1993, respectively. The inception date for the VIP III Balanced Option, VIP III Growth Opportunities Option, and VIP III Growth & Income Option was December 31, 1996. The Inception date for the VIP II Contrafund Option and the Asset Manager: Growth Option was February 6, 1995. Inception dates for the remaining Options all were in the third quarter of 1987. Prior to September 3, 1991, the Variable Account Options invested in shares of corresponding portfolios of Prism Investment Trust, and the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond and VIP II Asset Manager Options were known as the Money Market, Common Stock, Aggressive Stock, Global, Bond and Balanced Options, respectively.

                        UNIT VALUES AND UNITS OUTSTANDING


                                                                  Asset
                           Asset        Index      Contra-      Manager                    Growth         Growth
                         Manager          500         fund       Growth     Balanced       Income  Opportunities
                        Division     Division     Division     Division     Division     Division       Division
                      ----------   ----------  - ---------   ----------  - ---------   ----------     ----------
Date of Inception*   $     10.00  $     10.00  $     10.00  $     10.00  $     10.00  $     10.00    $     10.00

 December 31, 1987   $      7.92           --           --           --           --           --             --

   Number of Units        15,626           --           --           --           --           --             --

 December 31, 1988   $      8.89           --           --           --           --           --             --

   Number of Units        23,806           --           --           --           --           --             --

 December 31, 1989   $     11.05           --           --           --           --           --             --

   Number of Units        26,296           --           --           --           --           --             --

 December 31, 1990   $      10.9           --           --           --           --           --             --

   Number of Units        33,770           --           --           --           --           --             --

 December 31, 1991   $     13.45           --           --           --           --           --             --

   Number of Units        28,066           --           --           --           --           --             --

 December 31, 1992   $     14.85           --           --           --           --           --             --

   Number of Units        57,934           --           --           --           --           --             --

 December 31, 1993   $     17.73  $     10.65           --           --           --           --             --

   Number of Units       744,402       16,821           --           --           --           --             --

 December 31, 1994   $     16.43  $     10.62           --           --           --           --             --

   Number of Units     1,706,592       99,982           --           --           --           --             --

 December 31, 1995   $     18.95  $     14.37   $    13.31  $     12.02           --           --             --

   Number of Units     1,460,833     2,93,436      954,037       85,146           --           --             --

 December 31, 1996   $     21.42  $     17.41   $    15.92  $     14.22           --           --             --

   Number of Units     1,351,936      738,488    1,865,749      282,677           --           --             --

                     $      25.5  $     22.79   $     19.5  $     17.55           --           --             --

   Number of Units     1,277,528   1,458,2803    2,463,777      447,420           --           --             --


* Inception dates for the VIP High Income Option and the VIP II Index 500 Option were February 19, 1993 and March 4, 1993, respectively. The inception date for the VIP III Balanced Option, VIP III Growth Opportunities Option, and VIP III Growth & Income Option was December 31, 1996. The Inception date for the VIP II Contrafund Option and the VIP II Asset Manager: Growth Option was February 6, 1995. Inception dates for the remaining Options all were in the third quarter of 1987. Prior to September 3, 1991, the Variable Account Options invested in shares of corresponding portfolios of Prism Investment Trust, and the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond and VIP II Asset Manager Options were known as the Money Market, Common Stock, Aggressive Stock, Global, Bond and Balanced Options, respectively.

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

National Integrity Life Insurance Company

National Integrity is a stock life insurance company organized under the laws of New York. Our home office is located in New York, New York. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. In addition to the contracts, we sell flexible premium annuity contracts with an underlying investment medium other than the Funds, and fixed single premium annuity contracts. We are currently licensed to sell variable contracts in five states and the District of Columbia. In addition to issuing annuity products, we have entered into agreements with other insurance companies to provide administrative and investment support for products to be designed, underwritten and sold by these companies.


National Integrity is an indirect wholly owned subsidiary of ARM. ARM specializes in the asset accumulation business, providing retail and institutional customers with products and services designed to serve the growing long-term savings and retirement markets. At December 31, 1997, ARM had $6.9 billion of assets under management.


The Separate Account and the Variable Account Options

The Separate Account is established and maintained under the insurance laws of the State of New York. It is a unit investment trust registered with the Securities and Exchange Commission (the SEC) under the Investment Company Act of 1940 (1940 Act). A unit investment trust is a type of investment company. SEC registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio of the Funds. We may establish additional Options, some of which may not be available for your allocations. The Variable Account Options currently available to you are listed on the cover page of this prospectus. Prior to September 3, 1991, the Portfolios then offered invested in shares of corresponding portfolios of Prism Investment Trust.

Assets of Our Separate Account

Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts will participate in the Separate Account in proportion to the amounts relating to their contracts. The Separate Account's assets supporting the variable portion of these variable contracts may not be used to satisfy liabilities arising out of any other business of ours. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may permit charges owed to us to stay in the Separate Account, and thus may participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account (General Account).

Changes In How We Operate

We may modify how we or our Separate Account operate, subject to your approval when required by the 1940 Act or other applicable law or regulation. You will be notified if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
-     register or end the registration of the Separate Account under the 1940
      Act;
- operate our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);
- restrict or eliminate any voting rights of Owners or others who have voting rights that affect our Separate Account;
- cause one or more Options to invest in a mutual fund other than or in addition to the Funds;

- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we will rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Funds

Each of the Funds is an open-end diversified management investment company registered under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Funds. The Funds are each a "series" type of investment company with diversified portfolios. The Funds do not impose a sales charge or "load" for buying and selling their shares. The shares of the Portfolios of the Funds are bought and sold by the Separate Account at their respective net asset values.

The Funds are designed to serve as investment vehicle for variable annuity and variable life contracts of insurance companies. Shares of the Portfolios of the Funds currently are available to the separate accounts of a number of insurance companies, both affiliated and unaffiliated with Fidelity Management or National Integrity. The Board of Trustees of each of the Funds is responsible for monitoring the Fund for the existence of any material irreconcilable conflict between the interests of the policyowners of all separate accounts investing in the Fund and determining what action, if any, should be taken in response. If we believe that a Fund's response to any of those events insufficiently protects our contract owners, we will see to it that appropriate and available action is taken to protect our contract owners. See "The Fund and the Fidelity Organization" in the Funds' prospectus for a further discussion of the risks associated with the offering of Fund shares to our Separate Account and the separate accounts of other insurance companies.

Shares of Portfolios of the Funds are made available to the Separate Account under three essentially identical Participation Agreements (Participation Agreement or Agreements). The Participation Agreements are among the applicable Fund, Fidelity Distributors Corporation which is the principal underwriter for shares of the Funds (Distributor), and National Integrity. If state or federal law precludes the sale of the Funds' or any Portfolio's shares to the Separate Account, or in certain other circumstances, sales of shares to the Separate Account may be suspended and/or the Participation Agreements may be terminated as to the Funds or the affected Portfolio. Also, the Participation Agreements may be terminated by any party thereto with one year's written notice.

Notwithstanding termination of the Participation Agreement, the Fund and the Distributor are obligated to continue to make the Funds' shares available for contracts outstanding on the date the Participation Agreement terminates, unless the Participation Agreement was terminated due to an irreconcilable conflict among contractowners of different separate accounts. If for any reason the shares of any Portfolio are no longer available for purchase by the Separate Account for outstanding contracts, the parties to the Participation Agreements have agreed to cooperate to comply with the 1940 Act in arranging for the substitution of another funding medium as soon as reasonably practicable and without disruption of sales of shares to the Separate Account or any Variable Account Option.

The Funds' Investment Adviser. Fidelity Management & Research Company (Fidelity Management), a registered investment adviser under the Investment Advisers Act of 1940, serves as the investment adviser to each Fund. Fidelity Management, whose principal address is 82 Devonshire Street, Boston, Massachusetts, is a wholly owned subsidiary of FMR Corp. and is part of Fidelity Investments(R), one of the largest investment management organizations in the United States. Fidelity Investments(R) includes a number of different companies, which provide a variety of financial services and products to individuals and corporations.

Fidelity Management provides investment research and portfolio management services to mutual funds and other clients. At December 31, 1996, Fidelity Management advised funds having more than 23 million shareholder accounts with a total value of more than $354 billion. For certain of the Portfolios, Fidelity Management has entered into sub-advisory agreements with affiliated companies that are part of the Fidelity Investments(R) organization. Fidelity Management, not the Portfolios, pays the sub-advisers for their services to the Portfolios.

The Portfolios of the Funds pay monthly advisory fees to Fidelity Management. The advisory fee payable by each of the Portfolios, other than the VIP Money Market Portfolio and the VIP II Index 500 Portfolio, is composed of a group fee rate and an individual fund fee rate. The group fee rate is based on the average monthly net assets of all mutual funds advised by Fidelity Management. For the VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Asset Manager, VIP II Contrafund, and VIP II Asset Manager: Growth Portfolios, the group fee rate cannot rise above .52%. For the VIP High Income and VIP II Investment Grade Bond Portfolios, the group fee rate cannot rise above .37%. The group fee rate drops as total assets under management increase.

The VIP Money Market Portfolio's advisory fee is made up of two components: a basic fee rate and an income-based component. The basic fee rate is the sum of a group fee rate as described above (but capped at a maximum of .37%) and an individual fund fee rate of .03%. The income based component is 6% of that portion of the fund's gross yield which exceeds a 5% return (but capped at a maximum of .24%).


Pursuant to approval of shareholders of VIP II Index 500 at a shareholder meeting held on November 19, 1997, effective December 1, 1997 Bankers Trust Company ("BT") has been appointed as the fund's sub-adviser. BT chooses the fund's investments and acts as the fund's custodian.


BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation.

Index 500's management fees are paid out of the fund's assets to Fidelity Management and BT. The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.

Management and sub-advisory fees are calculated and paid every month to Fidelity Management and BT, respectively. The fund pays the fees at the annual rate of 0.24% of its average net assets. These fees include a management fee of 0.24% payable to Fidelity Management, and estimated sub-advisory fees of less than 0.01% payable to BT (representing 40% of net income from securities lending).

For investment management, securities lending and custodial services to the fund, Fidelity Management pays BT fees at an annual rate of 0.006% of the average net assets of the fund. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.

Set forth in the table below is the individual fund fee rate for the portfolios and their 1996 aggregate advisory rate, comprised of the individual and group rates, as a percentage of average net assets, and the VIP II Index 500 Portfolio's 1996 advisory rate as a percentage of average net assets.

                                                                       1996
Portfolio                                 Individual Rate         Aggregate Rate
---------                                 ---------------         --------------

VIP Money Market                                .03%                   .21%

VIP High Income                                 .45%                   .59%

VIP Equity-Income                               .20%                   .51%

VIP Growth                                      .30%                   .61%

VIP Overseas                                    .45%                   .76%

VIP II Investment Grade Bond                    .30%                   .45%

VIP II Asset Manager                            .25%                   .64%

VIP II Index 500                                N/A                    .13%

VIP II Contrafund                               .30%                   .61%

VIP II Asset Manager: Growth                    .30%                   .65%

VIP III Balanced                                .20%                   .48%

VIP III Growth Opportunities                    .30%                   .61%

VIP III Growth & Income                         .20%                   .50%

Investment Objectives of the Portfolios. Set forth below is a summary of the investment objectives of the Portfolios of the Funds. There can be no assurance that these objectives will be achieved. You should read the Funds' prospectus carefully before investing.

                           VIP Money Market Portfolio


VIP Money Market Portfolio seeks to earn a high level of current income as is consistent with preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.


                            VIP High Income Portfolio


VIP High Income Portfolio seeks a high current income by investing primarily in high-yielding, lower rated, fixed-income securities, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities and preferred stocks, including convertible securities, and up to 20% in common stocks and other equity securities. In view of the types of securities in which this Portfolio invests, you should read the complete risk disclosure for this Portfolio in the Funds' prospectus before investing in it.


                           VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income producing equity securities, with the potential for capital appreciation as a consideration. It normally invests at least 65% of its assets in income-producing common or preferred stock and the remainder in debt securities.

                              VIP Growth Portfolio

VIP Growth Portfolio seeks to achieve capital appreciation, normally by purchase of common stocks, although investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

                             VIP Overseas Portfolio


VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities .


                     VIP II Investment Grade Bond Portfolio

VIP II Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.


                         VIP II Asset Manager Portfolio

VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments. The expected "neutral" mix of assets, which will occur when the investment adviser concludes there is minimal relative difference in value between the three asset classes, is 50% in equities, 40% in intermediate to long-term bonds and 10% in short-term money market instruments.






                           VIP II Index 500 Portfolio


VIP II Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

                           VIP II Contrafund Portfolio

VIP II Contrafund Portfolio is a growth fund which seeks to increase the value of your investment over the long term by investing in equity securities of companies that are undervalued or out of favor. This approach focuses on companies that are currently out of public favor but show potential for capital appreciation. VIP II Contrafund Portfolio invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

                     VIP II Asset Manager: Growth Portfolio

VIP II Asset Manager: Growth Portfolio is an asset allocation fund which seeks to maximize total return over the long term through investments in stocks, bonds, and short-term money market instruments. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. The range and approximate neutral mix for each asset class are shown below:

                                 Range           Neutral Mix
                                 -----           -----------

    Stock Class                 50-100%              70%
    Bond Class                    0-50%              25%
    Short-Term/
    Money Market Class            0-50%               5%





                     VIP III Growth Opportunities Portfolio

VIP III Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stock.




                           VIP III Balanced Portfolio

VIP III Balanced Portfolio seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities. It uses a balanced approach to provide the best possible total return from investments in foreign and domestic equity securities, convertible securities, preferred and common stocks paying any combination of dividends and capital gains, and fixed income securities.

                        VIP III Growth & Income Portfolio

VIP III Growth & Income Portfolio seeks long-term growth of capital with some current income. It invests primarily in stocks of companies that offer potential for growth in earnings while paying dividends, but offer the potential for capital appreciation on future income. Investments may include common and preferred stocks, convertible securities, fixed-income securities and foreign securities.

Guaranteed Rate Option

Because of applicable exemptive and exclusionary provisions, interests in contracts attributable to GROs have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the Investment Company Act of 1940 ("1940 Act"). Thus, neither such contracts nor our General Account, which guarantees the values and benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the GROs or the General Account. Disclosures regarding the GROs or the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

We offer GROs with durations of three, five, seven and ten years. We may from time to time change the durations available. Each allocation to a GRO locks in a fixed effective annual interest rate declared by us (Guaranteed Interest Rate) for the duration you select (your GRO Account). The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account at the then-current Guaranteed Interest Rate declared by us. We will not declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you have not transferred or withdrawn any amounts, will be the amount allocated plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate. We allocate interest at the end of each contract year and at the time of any transfer, full or partial withdrawal, payment of a death benefit or purchase of any annuity benefit.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO which will exceed the Guaranteed Interest Rate credited during the remaining years of the Guarantee Period (Enhanced Rate). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We reserve the right to declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (Additional Interest). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. The Enhanced Rate or Additional Interest may not be made applicable under contracts issued in certain states.

Each group of GRO Accounts of the same duration is considered one GRO, (i.e. all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO.)

You may obtain information about our current Guaranteed Interest Rates by calling our Administrative Office.

Allocations to GROs may not be made under contracts issued in certain states.

Renewals of GRO Accounts. When a GRO Account expires, a new GRO Account of the same duration, at the then-current Guaranteed Interest Rate, will be established unless you withdraw your GRO Value or transfer it to another Investment Option. We will notify you in writing before the expiration of your GRO Accounts. You must notify us prior to the expiration of your GRO Accounts of any changes you desire to make. See "Transfers" in Part 5.

Any renewal of a GRO Account will be implemented on the expiration date of the GRO Account. You will receive the current Guaranteed Interest Rate applicable on the expiration date. If a GRO Account expires and it cannot be renewed for the same duration, it will be renewed for the next shortest available duration, unless you instruct us otherwise within 30 days prior to expiration of the GRO Account. You may not choose, and we will not renew a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, in your GRO Value prior to the expiration of your GRO Account. A Market Value Adjustment will be made for each transfer, partial withdrawal in excess of the free withdrawal amount, surrender, or purchase of an annuity benefit from a GRO Account that occurs other than within 30 days prior to the expiration of the GRO Account. There will be no Market Value Adjustment made for a death benefit. The market adjusted value may be higher or lower than the GRO Value. In no event, however, may the market adjusted value in each GRO Account be less than the Minimum Value, an amount equal to your allocation to such GRO Account plus 3% interest, compounded annually, less previous withdrawals from such GRO Account and less any applicable contingent withdrawal charges. The Minimum Value for partial withdrawals or transfers will be calculated on a pro-rata basis. Withdrawal charges and the administrative expense charge may invade principal.

The Market Value Adjustment applicable to a GRO Account prior to its expiration reflects the relationship between the Guaranteed Interest Rate for such GRO Account and the then-current Guaranteed Interest Rate applicable to a newly elected GRO Account of a duration equal to the time remaining in your GRO Account. The Market Value Adjustment will reduce the GRO Value (but not below the Minimum Value) if the current Guaranteed Interest Rate is higher than the Guaranteed Interest Rate being credited to amounts under your GRO Account. Conversely, the Market Value Adjustment will increase the GRO Value if the current Guaranteed Interest Rate is lower than the Guaranteed Interest Rate being credited to amounts under your GRO Account.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

      MVA = GRO Value x [(1 + A)^N/12 / (1 + B + .0025)^N/12 - 1], where

      A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

      B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if such remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by interpolating between the Guaranteed Interest Rates for GRO Accounts of durations closest to (next higher and next lower) the remaining period described above.

      N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with applicable state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account shall be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then for purposes of determining B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, interpolating when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix A.

PART 4 -- DEDUCTIONS AND CHARGES

Separate Account Charges

National Integrity deducts from the unit value every calendar day an amount equal to an effective annual rate of 1.35% of the Account Value in the Variable Account Options. This daily expense rate cannot be increased without your consent. Various portions of this total charge, as described below, pay for certain services to the Separate Account and the contracts.

A daily charge equal to an effective annual rate of .15% of the value of each Variable Account Option is deducted for administrative expenses not covered by the annual administrative charge described below. The daily administrative charge, like the annual administrative charge, is designed to reimburse National Integrity for expenses actually incurred, without profit.

A daily charge equal to an effective annual rate of 1.20% of the value of each Variable Account Option is deducted for National Integrity's assuming the expense risk (.85%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. In this context, mortality risk refers to the cost of insuring the risk National Integrity takes that annuitants, as a class of persons, will live longer than estimated and therefore require National Integrity to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charges may be modified, but the total effective annual risk charge of 1.20% of the value of the Variable Account Options may not be increased on your Contract.

National Integrity may realize a gain from these daily charges to the extent they are not needed to meet the actual expenses incurred.

Annual Administrative Charge

If your Account Value is less than $50,000 on the last day of any contract year prior to the your Retirement Date, National Integrity charges an annual administrative charge of $30. This charge is deducted from your Account Value in each Investment Option on a pro-rata basis. The portion of the charge applicable to the Variable Account Options will reduce the number of units credited to you. The portion of the charge applicable to GROs is withdrawn in dollars. The annual administrative charge will be pro-rated based on the number of days that have elapsed in the contract year in the event of the Annuitant's retirement, death, or termination of a contract during a contract year. The annual administrative charge is waived for employees of National Integrity or Integrity, the parent of National Integrity, who purchase contracts under the salary allotment program of either company.

Reduction or Elimination of Separate Account or Administrative Charges

The separate account or administrative charges may be reduced or eliminated when contract sales are made to individuals or to a group of individuals in such a manner that results in savings of expenses. The entitlement to such a reduction will be based on: (1) the size and type of the group of individuals to whom the Contract is offered; and (2) the amount of expected contributions. Any reduction or elimination of the separate account or administrative charges will not be unfairly discriminatory against any person.

Fund Charges

Our Separate Account purchases shares of the Funds at net asset value. That price reflects investment advisory fees and other direct expenses that have already been deducted from the assets of the Funds. The amount charged for investment management may not be increased without the prior approval of the Funds' respective shareholders. See "The Funds" in Part 3.

State Premium Tax Deduction

National Integrity will not deduct state premium taxes from your contributions before applying the contributions to the Investment Options, unless required to pay such taxes under applicable state law. If the Annuitant elects an annuity benefit, National Integrity will deduct any applicable state premium taxes from the amount otherwise available for an annuity benefit. State premium taxes, if applicable, currently range up to 4%.

Contingent Withdrawal Charge


No sales charges are applied when you make a contribution to the contract. Contributions withdrawn will be subject to a withdrawal charge of up to 7%. As shown below, the percentage charge varies, depending upon the "age" of the contributions included in the withdrawal-that is, the number of years that have elapsed since each contribution was made. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount will not be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment, and any applicable withdrawal charge and administrative expense charge, so that the net amount you receive will be the amount requested.


During any contract year, no charge will be applied to your partial withdrawals that do not exceed the free withdrawal amount. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during such year, plus withdrawals made during such year. If any partial withdrawal exceeds the free withdrawal amount, we will deduct the applicable contingent withdrawal charge with respect to such excess amount. The contingent withdrawal charge is a sales charge to defray our costs of selling and promoting the contracts. We do not expect that revenues from contingent withdrawal charges will cover all of such costs. Any shortfall will be made up from our General Account assets, including any profits from other charges under the contracts.


  Contribution Year in Which                     Charge as a % of the
Withdrawn Contribution Was Made                 Contribution Withdrawn
-------------------------------                 ----------------------

         Current................................          7%
         First Prior............................          6
         Second Prior...........................          5
         Third Prior............................          4
         Fourth Prior...........................          3
         Fifth Prior............................          2
         Sixth Prior and Earlier................          0

No contingent withdrawal charge will be applied to any amount withdrawn if the Annuitant uses the withdrawal either to purchase from National Integrity an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies which provides for level payments over five or more years, with a restricted prepayment option. Similarly, no charge will be applied if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5.

Unless specifically instructed otherwise, National Integrity will make withdrawals (including any applicable charges) from the Investment Options in the same ratio the Annuitant's Account Value in each Investment Option bears to the Annuitant's total Account Value. The minimum withdrawal permitted is $300.


Reduction or Elimination of the Contingent Withdrawal Charge

We may reduce or eliminate the contingent withdrawal charge when sales of the contracts are made to individuals or a group of individuals in such a manner that results in savings of expenses. The entitlement to such a reduction in the contingent withdrawal charge will be based on the following: (1) the size and type of the group of individuals to whom the contract is offered; (2) the amount of expected contributions; and (3) whether there is a prior or existing relationship with Integrity such as being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts issued by Integrity, or making transfers of amounts held under qualified plans sponsored by Integrity or an affiliate. Any reduction or elimination of the contingent withdrawal charge will not be unfairly discriminatory against any person.


Transfer Charge

No charge is made for your first twelve transfers (excluding dollar cost averaging and individual asset rebalancing transfers) among the Variable Account Options or the GROs during a contract year. We are, however, permitted to charge up to $20 for each additional transfer during that contract year. (No transfer charge will apply to transfers under our (i) Dollar Cost Averaging, (ii) Individual Asset Rebalancing, or (iii) the Ibbotson Asset Allocation and Rebalancing Program, nor will such transfers count towards the twelve transfers you may make in a contract year before we may impose a transfer charge.) See "Transfers" in Part 5. Transfers from a GRO may be subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3.

Hardship Waiver

Withdrawal Charges may also be waived on full or partial withdrawal requests of $1,000 or more under a Hardship circumstance. The Market Value Adjustment may also be waived on any amounts withdrawn from the GRO Accounts. Such Hardship circumstances include the Owner's (1) confinement to a nursing home, hospital and long term care facility, (2) diagnosis of terminal illness with any medical condition which would result in death or total disability, and (3) unemployment. We reserve the right to obtain reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not be applicable in some states and, in other states, may not be available at all.

Tax Reserve

We have the right to make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment experience of the Variable Account Options.

PART 5 -- TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, cannot be less than $1,000. We will accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Special Rules for Tax-Favored Retirement Programs" in Part 7.

We may limit the total contributions under one contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach eight years before your Retirement Date, we may refuse to accept any contribution made for you. Contributions may also be limited by various laws or prohibited by National Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we will not measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options selected by you and are used to pay annuity and death benefits.


Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options, provided that at any time you may have amounts in not more than nine Investment Options. For purposes of calculating the nine Investment Options, each of your GRO Accounts counts as one Investment Option. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received not later than the second Business Day after they are delivered to our Administrative Office. A Business Day is defined as any day that the New York Stock Exchange is open.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When it is received by the Administrative Office, the change will be effective for any contribution which accompanies it and for all future contributions. We will accept changes by telephone transfer. See "Transfers" in Part 5.


Your Account Value

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. For contributions allocated to the Variable Account Options, there are no guaranteed values. The value of your contributions allocated to GROs is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in
Part 3.

Your Purchase of Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase units. On any given day, the value you have in a Variable Account Option is the unit value multiplied by the number of units credited to you in that Option. The units of each Variable Account Option have different unit values.

The number of units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's unit value, calculated after the close of business that day. The number of units for a Variable Account Option at any time is the number of units purchased less the number of units redeemed. The value of units fluctuates with the investment performance of the corresponding Portfolios of the Funds which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Funds' expenses. The unit values also change because of deductions and charges we make to our Separate Account. The number of units credited to you, however, will not vary because of changes in unit values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.

How We Determine Unit Value

We determine unit values for each Variable Account Option on the Valuation Date. The Valuation Date for purposes of determining unit values is 4 p.m. Eastern Time on each day the New York Stock Exchange is open for business .

The unit value of each Variable Account Option for any day on which we determine unit values is equal to the unit value for the last day on which a unit value was determined multiplied by the net investment factor for that Option on the current day. We determine a net investment factor for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Funds.

- Next, we add any dividends or capital gains distributions by the Fund on that day.

- Then, we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then, we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a unit value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day on which a unit value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is .00003721, which is an effective annual rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk assumed by us under the contract.

Generally, this means that we adjust unit values to reflect what happens to the Fund, and also for the mortality and expense risk charge and any charge for administrative expenses or taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to National Integrity's then current transfer restrictions. Transfers to a GRO must be to a newly elected GRO (i.e. to a GRO that you have not elected before) at the then-current Guaranteed Interest Rate, unless National Integrity otherwise consents. Transfers from a GRO other than within 30 days prior to the expiration date of a GRO Account are subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. For amounts in GROs, transfers will be made according to the order in which monies were originally allocated to any GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. After twelve transfers have been made by you during a contract year, a charge of up to $20 may apply to each additional transfer during that contract year, except that no charge will be made for transfers under our Dollar Cost Averaging or Individual Asset Rebalancing programs, or the Ibbotson Asset Allocation and Rebalancing Program described in Part 8. Once annuity payments begin, transfers are no longer permitted.

Written transfer requests must be sent directly to the Administrative Office. Each Annuitant's request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service provided you have established a Personal Identification Number (PIN Code). We will honor telephone transfer instructions from any person who provides correct identifying information, and we are not responsible in the event of a fraudulent telephone transfer which is believed to be genuine in accordance with these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.


A transfer request will be effective as of the Business Day it is received by our Administrative Office. A transfer request does not change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we are open for business. You will receive the Variable Account Options' unit values as of the close of business on the day you call. Accordingly, transfer requests received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using unit values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.



Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.


Withdrawals

You may make an unlimited number of withdrawals from your contract as frequently as you wish. Each withdrawal must be for at least $300. A withdrawal charge of up to 7% of the contribution amount withdrawn, as adjusted for any applicable Market Value Adjustment and the withdrawal charge itself will be deducted from your Account Value, unless one of the exceptions applies. See "Guaranteed Rate Options" in Part 3 and "Contingent Withdrawal Charge" in Part 4. Most withdrawals made by you prior to age 59-1/2 are also subject to a 10% federal tax penalty. In addition, some tax-favored retirement programs limit withdrawals. See Part 7, "Tax Aspects of the Contracts" for further information regarding various tax consequences associated with the contracts.

Assignments

You may not assign the contract as collateral or security for a loan, but an Owner whose contract is not related to a tax-favored program may otherwise assign the contract before the Annuitant's Retirement Date. An assignment of the contract as a gift may, however, have adverse tax consequences. See Part 7, "Tax Aspects of the Contracts." National Integrity will not be bound by an assignment unless it is in writing and we have received it at the Administrative Office.

Death Benefits and Similar Benefit Distributions


We will pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started.

If the Annuitant dies at or over age 90 (or after the Contract's 10th anniversary date, if later), the death benefit is the contract account value at the end of the business day on which we receive due proof of death. Similarly, if the Contract was issued on or after the youngest Annuitant's 86th birthday, the death benefit is the contract account value at the end of the business day on which we receive due proof of death.



For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the highest of:

      a) the contract account value at the end of the business day on which we receive due proof of death;
      b)    the total of all contributions; and
      c) the highest contract account value on any contract anniversary which occurred prior to the Annuitant's 81st birthday and prior to the Annuitant's death, plus any subsequent contributions;

each reduced on a pro rata basis for prior withdrawals (after being adjusted for any applicable market value adjustments and/or charges). The amount of the reduction will be determined by dividing the amount of the withdrawal by the annuity account value on the transaction date and multiplying this percentage by the then current guaranteed minimum death benefit.






Death benefits (and benefit distributions required because of a separate Owner's death) can be paid in a lump sum or as an annuity. If no benefit option is selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.



The beneficiary of the death benefit under a contract is selected by the Owner. An Owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If no Annuitant's beneficiary survives the Annuitant, then the death benefit is generally paid to the Annuitant's estate. No death benefit will be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.



Effective November 1, 1997, the maximum issue age for the Annuitant is 82 years old. It is National Integrity's intention, subject to obtaining all necessary regulatory approvals, to make this new death benefit retroactive to all contracts issued on or after January 1, 1997.


Annuity Benefits

All annuity benefits under your contract are calculated as of the Retirement Date selected by you. The Retirement Date can be changed by written notice to the Administrative Office any time prior to the Retirement Date. The Retirement Date may be no later than your 90th birthday or earlier, if required by law. The terms of the contracts applicable to the various retirement programs, along with the federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may take the form of a lump sum payment or an annuity. A lump sum payment will provide the Annuitant with the Cash Value under the contract, shortly after the Retirement Date. The amount applied for the purchase of an annuity benefit will be the Adjusted Account Value, except that the Cash Value will be the amount applied if the annuity benefit does not have a life contingency and either the term is less than five years or the annuity can be commuted to a lump sum payment without a withdrawal charge applying.

Annuities

Alternate forms of annuity benefits can provide for fixed or variable payments which may be made monthly, quarterly, semi-annually or annually. Variable payments will be funded through one or more Separate Account Divisions. For any annuity, the minimum amount applied to the annuity must be $2,000 and the minimum initial payment must be at least $20.

If you have not already selected a form of annuity, we will send you, within six months prior to your Retirement Date, an appropriate notice form on which you may indicate the type of annuity you desire or confirm to us that the normal form of annuity, as defined below, is to be provided. However, if we do not receive a completed form from you on or before your Retirement Date, we will deem the Retirement Date to have been extended until we receive your written instructions at our Administrative Office. During such extension, the values under your contract in the various Investment Options will remain invested in such options and amounts remaining in Variable Account Options will continue to be subject to the investment risks associated with those Options. However, your Retirement Date cannot be extended beyond your 90th birthday or earlier, if required by law. You will receive a lump sum benefit if you do not make an election by such date.

We currently offer the following types of annuities:

A period certain annuity provides for fixed or variable payments, or both, to the Annuitant or the Annuitant's beneficiary (the payee) for a fixed period. The amount is determined by the period selected. The Annuitant, or if the payee dies before the end of the period selected, the payee's beneficiary, may elect to receive the total present value of future payments in cash.

A period certain life annuity provides for fixed or variable payments, or both, for at least the period selected and thereafter for the life of the payee or the payee and another annuitant under a joint and survivor annuity. You may not change or redeem the annuity once payments have begun. If the payee (or the payee and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to another named payee who may have the right to redeem the annuity and secure the present value of future guaranteed payments in a lump sum. The normal form of annuity is a fixed life income annuity with 10 years of payments guaranteed, funded through our General Account.

A life income annuity provides fixed payments for the life of the payee or the payee and another annuitant under a joint and survivor annuity. Once a life income annuity is selected, the form of annuity cannot be changed or redeemed for a lump sum payment by the Annuitant or any payee.

Annuity Payments

Fixed annuity payments will not change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the payee's age (or payee and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If National Integrity's current annuity rates then in effect would yield a larger payment, those current rates will apply instead of the tables.

Variable annuity payments are funded only in the Separate Account Divisions through the purchase of annuity units. The Variable Account Option or Options selected cannot be changed after annuity payments begin. The SAI provides further information concerning the determination of annuity payments. The number of units purchased is equal to the amount of the first annuity payment divided by the new annuity unit value for the valuation period which includes the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of annuity units stays the same for the annuity payment period but the new annuity unit value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Variable Account Option or Options selected, after charges made against it. Annuity unit values assume a base rate of net investment return of 5%, except in states which require a lower rate in which case 3.5% will be used. The annuity unit value will rise or fall depending on whether the actual rate of net investment return is higher or lower than the assumed base rate. In the SAI, see "Determination of Annuity Unit Values."

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally make payments from the Variable Account Options, or apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be deferred, however, for any period during which (1) the New York Stock Exchange has been closed or trading on it is restricted; (2) sales of securities or determination of the fair value of Separate Account assets is not reasonably practicable because of an emergency; or (3) the SEC, by order, permits National Integrity to defer action in order to protect persons with interests in the Separate Account. National Integrity can defer payment of your GROs for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

How You Make Requests and Give Instructions

When you communicate in writing with our Administrative Office, use the address on the first page of this prospectus. Your request or instruction cannot be honored unless it is in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - VOTING RIGHTS

Fund Voting Rights

National Integrity is the legal owner of the shares of the Funds held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Funds' Board of Directors, to ratify the selection of independent auditors for the Funds, and on any other matters described in the Funds' current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Fund proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all Owners, we will vote shares in a Portfolio for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain Qualified Plans, your voting instructions must be communicated to us indirectly, through your employer, but we are not responsible for any failure by your employer to solicit your instructions or to communicate your instructions to us. We will vote any Fund shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportions that other Owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Funds in our own right or to restrict Owner voting, we may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Fund shares in each Variable Account Option that are attributable to your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Funds' Board for the Funds' shareholders' meeting. The record date for this purpose must be no more than 60 days before the meeting of the Funds. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

How Fund Shares Are Voted

All Fund shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) which require collective approval. On matters on which the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio is not needed in order to make a decision in another Portfolio. To the extent shares of the Funds are sold to separate accounts of other insurance companies, the shares voted by such companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by National Integrity from its Owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require Owner approval. In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by Owners.

PART 7 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the Owner, Annuitant, and the beneficiary or other payee may depend on National Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations and is not intended to be tax advice. It is based upon understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS). No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the qualified plan, any person contemplating the purchase of a contract, contemplating selection of annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. NATIONAL INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Your Contract is an Annuity

Under the federal tax law, any individual can purchase an annuity with after-tax dollars and exclude any annuity earnings in taxable income until an actual distribution is taken from the annuity. Alternatively, the individual (or employer) may purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan.

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars, (nonqualified annuity), and some of the special tax rules which apply to an annuity purchased to fund a tax-favored retirement program, (qualified annuity). A qualified annuity may restrict your rights and benefits in order to qualify for its special treatment under the federal tax law.

Taxation of Annuities Generally

Section 72 of the Internal Revenue Code of 1986, as amended (the Code), governs the taxation of annuities. In general, an Owner is not taxed on increases in value under a contract until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, trusts and other non-natural persons cannot defer the taxation of current income credited to the contract unless an exception applies. In addition, if an Owner transfers an annuity as a gift to someone other than a spouse (or divorced spouse), any increase in its value will be taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

Section 72 provides that the proceeds of a full or partial withdrawal from a contract prior to the date on which annuity payments begin are treated first as taxable income to the extent that the Account Value exceeds the "investment" or "basis" in the contract and then as non-taxable recovery of the investment or basis in the contract. Generally, the investment or basis in the contract equals the contributions made by or on your behalf, less any amounts previously withdrawn which were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 which were rolled over to the contract in a tax-free exchange.

Once annuity payments begin, the Annuitant recovers a portion of the investment tax-free from each payment. The non-taxable portion of each payment is based on the ratio of the Annuitant's investment to his or her expected return under the contract (exclusion Ratio). The remainder of each payment will be ordinary income.

After you have recovered your total investment, future payments are fully included in income. If the Annuitant dies prior to recovering the total investment, a deduction for the remaining basis will generally be allowed on the Annuitant's final federal income tax return.

Withholding of federal income taxes on all distributions may be required unless the recipient who is eligible elects not to have any amounts withheld and properly notifies National Integrity of that election.


The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, a tax penalty of 10% applies to the taxable portion of a distribution unless the distribution is: (1) on or after the date on which the taxpayer attains age 59-1/2; (2) as a result of the death of the Owner; (3) part of a series of substantially equal periodic payments (not less frequently than annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary; (4) attributable to the taxpayer becoming disabled within the meaning of Code
Section 72(m)(7); (5) from certain qualified plans (note, however, other penalties may apply); (6) under a qualified funding asset (as defined in Section 130(d) of the Code); (7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service; (8) under an immediate annuity as defined in Code Section 72(u)(4); or (9) purchase of a first home (distribution up to $10,000).



However, the withdrawal provision of your contract still apply. See "Withdrawals" in Section 5.


All annuity contracts issued by National Integrity or its affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under section 72(s) of the Code, in order to be treated as an annuity, a contract must provide the following distribution rules: (a) if any Owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the remaining portion of such interest must be distributed at least as quickly as the method in effect on the date of the Owner's death; and (b) if any Owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years after the date of the Owner's death. To the extent such interest is payable to a beneficiary, however, such interest may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions commence within one year after the Owner's death. If the beneficiary is the spouse of the Owner, the contract (along with the deferred tax status) may be continued in the name of the spouse as the Owner.

If the Owner is not an individual, the "primary annuitant," as defined in the Code, is considered the Owner. The primary annuitant is the individual who is of primary importance in affecting the timing of the amount of payout under a contract. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied at the death of the first Owner.

Diversification Standards

Each Portfolio of the Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. The investment manager for the Funds monitors the investments in order to comply with the regulations to assure that the contracts continue to be treated as annuities for federal income tax purposes.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

Tax-Favored Retirement Programs

The contract is designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in such qualified plans and to the contracts used in connection with such qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Also, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. Therefore, no attempt is made to provide more than general information about the use of contracts with the various types of qualified plans.

National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract.


Traditional Individual Retirement Annuities

Code Section 408 (b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract which apply to Traditional IRAs. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may commence. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days form the date we mail the amendment to the Owner.

Simple Individual Retirement Annuities


Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408 (p) of the Code.

Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract is not intended to accept other than employee contributions. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms which apply to a TSA.

Simplified Employee Pensions

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

Corporate and Self-Employed (H.R. 10 and Keogh) Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with such plans should seek competent advice. The Company reserves the right to request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. If the plan is in existence on August 20, 1996, the employer need not establish a trust, custodial account, or annuity contract until January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company reserves the right to request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.


Distributions under Tax Favored Retirement Program



Distributions from tax-favored plans are subject to certain restrictions. Prior to the enactment of the 1996 SBJPA, distributions of minimum amounts specified by the Code must have commenced by April 1 of the calendar year following the calendar year in which the participant reaches age 70-1/2. The SBJPA provides participants in qualified plans, with the exception of five-percent owners and Traditional IRA holders, to begin receiving distributions by April 1 of the calendar year following the later of either (i) the calendar year in which the employee reaches age 70-1/2, or (ii) the calendar year in which the employee retires. Additional distribution rules apply after the participant's death. Failure to make mandatory distributions may result in the imposition of a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Distributions to a participant from all plans (other than 457 plans) in a calendar year that exceed a specific limit under the Code are generally subject to a 15% penalty tax (in addition to any ordinary income tax) on the excess portion of the distributions. However, the SBJPA of 1996 has suspended the excise tax on excess distributions. The provision relating to the excise tax on excess distributions is effective with respect to distributions received in 1997, 1998 and 1999.



The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 required for Traditional IRAs and other qualified plans.



Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408 or Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.



Federal and State Income Tax Withholding



When required, Integrity will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies Integrity at or before the time of the distribution of an election not to have any amounts withheld. In certain circumstances, Integrity may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.



Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes to National Integrity

The contracts provide that National Integrity may charge the Separate Account for taxes. National Integrity can also set up reserves for taxes.

Transfers Among Investment Options

There will not be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 8 - ADDITIONAL INFORMATION

Systematic Withdrawals

We offer a program for systematic withdrawals that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, you must deliver the appropriate administrative form to our Administrative Office. Withdrawals may begin not less than one business day after our receipt of the form. You or we may terminate your participation in the program upon one day's prior written notice, and we may terminate or amend the systematic withdrawal program at any time. If on any withdrawal date you do not have sufficient values to make all of the withdrawals you have specified, no withdrawals will be made and your enrollment in the program will be ended.

Amounts withdrawn by you under the systematic withdrawal program may be within the free withdrawal amount in which case neither a contingent withdrawal charge nor a Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. Amounts withdrawn under the systematic withdrawal program in excess of the free withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable. Withdrawals also may be subject to the 10% federal tax penalty for early withdrawals under the contracts and to income taxation. See Part 7, "Tax Aspects of the Contracts."

Income Plus Withdrawal Program


We offer the Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals from your contract prior to your reaching age 59-1/2. Income Plus Withdrawals are exempt from the 10% penalty tax, normally applicable to early distributions made prior to age 59- 1/2. See "Taxation of Annuities Generally," in Section 7. Once distributions begin they should not be changed or stopped until the later of age 59-1/2 or five years from the date of the first distribution. If you change or stop the distribution or take an additional withdrawal, you may be liable for the 10% penalty tax that would have otherwise been due on all prior distributions made under the Income Plus Program and for any interest thereon.


The Income Plus Withdrawal Program may be elected at any time if you are below age 59-1/2. You can elect this option by submitting the proper election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We will calculate the amount of the distribution under a method selected by you. The minimum Income Plus Withdrawal currently is $100. You must also specify an account for direct deposit of your Income Plus Withdrawals.


To enroll under our Income Plus Withdrawal Program, you must deliver the appropriate administrative form to our Administrative Office. Withdrawals may begin not less than one Business Day after our receipt of the form. You or we may terminate your participation in the program upon seven Business Day's prior written notice, and we may terminate or amend the Income Plus Program at any time. If on any withdrawal date you do not have sufficient values to make all of the withdrawals you have specified, no withdrawals will be made and your enrollment in the program will be ended. This program is not available in concert with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Asset Allocation and Rebalancing Program.


Amounts withdrawn by you under the Income Plus Withdrawal Program may be within the free withdrawal amount in which case neither a contingent withdrawal charge nor a Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. Amounts withdrawn under the Income Plus Withdrawal Program in excess of the free withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable.

Dollar Cost Averaging

We offer a dollar cost averaging program under which allocations to the VIP Money Market Option are automatically transferred on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must specify a dollar amount to be transferred into each Variable Account Option, and the current minimum transfer to each Option is $250. No transfer charge will apply to transfers under our Dollar Cost Averaging program, and such transfers will not count towards the twelve transfers you may make in a contract year before we may impose a transfer charge.

To enroll under our Dollar Cost Averaging program, you must deliver the appropriate administrative form to our Administrative Office. You or we may terminate your participation in the program upon one day's prior written notice, and we may terminate or amend the Dollar Cost Averaging program at any time. If you do not have sufficient funds in the VIP Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

Individual Asset Rebalancing

We offer an individual asset rebalancing program whereby you can select the frequency for rebalancing. Frequencies available include rebalancing monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will be automatically rebalanced by transfers among such Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. No transfer charge will apply to transfers under our Individual Asset Rebalancing program, and such transfers will not count towards the twelve transfers you may make in a contract year before we may impose a transfer charge.

GROs are not eligible for the Individual Asset Rebalancing program.

To enroll under our Individual Asset Rebalancing program, you must deliver the appropriate administrative form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work in concert with the Individual Asset Rebalancing program. You should, therefore, monitor your use of such other programs, transfers, and withdrawals while the Individual Asset Rebalancing program is in effect. This program is not available in concert with the Ibbotson Asset Allocation and Rebalancing Program. You or we may terminate your participation in the program upon one day's prior written notice, and we may terminate or amend the Individual Asset Rebalancing program at any time.

Ibbotson Asset Allocation and Rebalancing Program

We also offer an Asset Allocation and Rebalancing Program designed by Ibbotson Associates (Ibbotson Model(s)). Ibbotson Associates is an independent research and consulting firm, specializing in the strategic asset allocation decision.

You may select one of three proposed Ibbotson Models: Aggressive, Moderate or Conservative. Your current contribution allocations will be initially allocated as recommended by Ibbotson and approved by you, among the Options currently established for each Ibbotson Model as indicated below.

To ensure conformity with current Ibbotson Model instructions, the value in the Variable Account Options will be automatically rebalanced annually by transfers among such Variable Account Options. You will receive a confirmation notice after each rebalancing. GRO Accounts attributable to the Ibbotson Model will not rebalance. Instead, GRO Accounts shall renew for the same duration at the then-current Guaranteed Interest Rate. See "Guaranteed Rate Options - Renewals of GRO Accounts" in Part 3.

No transfer charge will apply to transfers under the Ibbotson Asset Allocation and Rebalancing Program, nor will such transfers count toward the twelve transfers you may make in a contract year before we may impose a transfer charge. See "Transfers" in Part 4.

To enroll under the Ibbotson Asset Allocation and Rebalancing Program, you must deliver the appropriate administrative form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work in concert with the Individual Asset Rebalancing program. You should, therefore, monitor your use of such other programs, transfers, and withdrawals while the Individual Asset Rebalancing program is in effect. This program is not available in concert with the Individual Asset Allocation program. We reserve the right to terminate or amend this program in whole or in part, or to place restrictions on contributions to the program. This program may not be available in all states.

You may terminate participation in this program upon one day's prior written notice.

CONSERVATIVE MODEL

Fund                          Allocation Percentage
----                          ---------------------
VIP III Balanced                     10%
VIP Equity Income                    20%
VIP Growth                            0%
VIP II Index 500                      0%
VIP Overseas                          5%
VIP II Investment Grade Bond         30%
GRO - 3 Year                         35%
                                    ---
                                    100%

MODERATE MODEL


Fund                          Allocation Percentage
----                          ---------------------
VIP III Balanced                      0%
VIP Equity Income                    25%
VIP Growth                           10%
VIP II Index 500                     15%
VIP Overseas                         15%
VIP II Investment Grade Bond         15%
GRO - 3 Year                         20%
                                    ---
                                    100%


AGGRESSIVE MODEL

Fund                          Allocation Percentage
----                          ---------------------
VIP III Balanced                      0%
VIP Equity Income                    20%
VIP Growth                           30%
VIP II Index 500                     20%
VIP Overseas                         20%
VIP II Investment Grade Bond          0%
GRO - 3 Year                         10%
                                    ---
                                    100%

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly withdrawals from your checking account for payment to us. To enroll under our program, you must deliver the appropriate administrative form to our Administrative Office. You or we may terminate your participation in the program upon 30 days' prior written notice. Your participation may be terminated by us if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Performance Information

Performance data for the Variable Account Options, including the yield and effective yield of the VIP Money Market Option, the yield of the other Options, and the total return of all of the Options may appear in advertisements or sales literature. Performance data for any Option reflects only the performance of a hypothetical investment in the Option during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies of the Portfolio in which the Option invests and the market conditions during the given time period, and it should not be considered as a representation of performance to be achieved in the future.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Option. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the Option of all distributions and the deduction of applicable contract charges and expenses, including any contingent withdrawal charge that would apply if an Owner surrendered the contract at the end of the period indicated. Total returns also may be shown that do not take into account the contingent withdrawal charge or the annual administrative charge applicable where the Account Value is less than $50,000 at the end of a contract year.

A cumulative total return reflects an Option's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Option's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Option's returns, you should recognize that they are not the same as actual year-by-year results.

Some Options may also advertise yield. These measures reflect the income generated by an investment in the Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent withdrawal charge.

The VIP Money Market Option may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Option over a specified 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and VIP High Income Option may advertise a 30-day yield which reflects the income generated by an investment in such Option over a specified 30-day period.

For a detailed description of the methods used to determine yield and total return for the Variable Account Options, see the SAI.

APPENDIX A

                    ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

                         Contribution: $50,000.00

                         GRO Account duration:  7 Years

                         Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs three years after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. No contingent withdrawal charge applies to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next higher number of complete months. If we do not declare a rate for the exact time remaining, we will interpolate between the Guaranteed Interest Rates for GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge which would be calculated separately.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

      -0.0551589 = [(1 + .05)^(48/12) / (1 + .0625 + .0025)^(48/12)] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

      -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

      $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

      $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

      $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

      $5,788.13 = $57,881.25 X .10

The non-free amount would be:

      $14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be

      - $783.91 = -0.0551589 X $14,211.87

The withdrawal charge would be:

      $789.25 = [($14,211.87+ $783.91)/(1 - .05)] - ($14,211.87+ 783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

      $21,573.16 = $20,000.00 + $783.91 + $789.25

The ending Account Value would be:

      $36,308.09 = $57,881.25 - $21,573.16

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

      .0290890 = [(1 + .05)^(48/12) / (1 + .04 + .0025)^(48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

      $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

      $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

      $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

      $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

          Free Amount = $ 5,788.13

      Non-Free Amount = $14,211.87

The Market Value Adjustment would be:

      $413.41 = .0290890 X $14,211.87

The withdrawal charge would be:

      $726.23 = [($14,211.87 - $413.41)/(1 - .05)] - ($14,211.87 - $413.41)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

      $20,312.82 = $20,000.00 - $413.41 + $726.23

The ending Account Value would be:

      $37,568.43 = $57,881.25 - $20,312.82

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1998


                                       FOR

                                 GRANDMASTER III

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I

                                Table of Contents
                                                                         Page

Part 1 - National Integrity and Custodian...................................2
Part 2 - Distribution of the Contracts......................................2
Part 3 - Performance Information............................................3
Part 4 - Determination of Annuity Unit Values..............................10
Part 5 - Financial Statements..............................................11


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 1998. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 200 Park Avenue, 20th Floor, New York, New York 10166, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN


National Integrity is a New York stock life insurance company that sells life insurance and annuities. Its offices are located at 200 Park Avenue, 20th Floor, New York, New York 10166. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company. Integrity Life Insurance Company is a wholly owned subsidiary of Integrity Holdings, Inc., a Delaware corporation which is a holding company engaged in no active business. All outstanding shares of Integrity Holdings, Inc. are owned by ARM Financial Group, Inc. (ARM), a Delaware corporation which is a financial services company focusing on the long-term savings and retirement marketplace by providing retail and institutional products and services throughout the United States. ARM owns 100% of the stock of (i) ARM Securities Corporation (ARM Securities), a Minnesota corporation, registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc., (ii) Integrity Capital Advisors, Inc., a New York corporation registered with the SEC as an investment adviser, (iii) SBM Certificate Company, a Minnesota corporation registered with the SEC as an issuer of face-amount certificates, and (iv) ARM Transfer Agency, Inc., a Delaware corporation registered with the SEC as a transfer and dividend disbursing agency. Approximately 91% of the outstanding voting stock of ARM is owned by The Morgan Stanley Leveraged Equity Fund II, L.P., Morgan Stanley Capital Partners III, L.P., Morgan Stanley Capital Investors, L.P., and MSCP III 892 Investors, L.P., each of which is a Delaware limited partnership (collectively, the MSCP Funds). The MSCP Funds are private equity funds sponsored by Morgan Stanley Group, Inc., a Delaware corporation that, through its subsidiaries, provides a wide range of financial services on a global basis (Morgan Stanley). The general partner of each of the MSCP Funds is a wholly owned subsidiary of Morgan Stanley. Oldarm Limited Partnership, a Kentucky limited partnership, New ARM, LLC, a Kentucky limited liability company, and certain current and former employees and management of ARM own in the aggregate approximately 9% of the voting stock of ARM.


No person has the direct or indirect power to control Morgan Stanley except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. Morgan Stanley is publicly held; no individual beneficially owns more than 5% of the common shares; however, approximately 31% of such shares are subject to a stockholders' agreement or voting agreement among certain current and former principals and employees of Morgan Stanley and its predecessor.


Beginning in 1995, ARM provided substantially all of the services required to be performed on behalf of the Separate Account. Total fees paid to ARM by National Integrity for management services in 1996 and 1997, including services applicable to the Registrant, were $___________ and $___________, respectively.


National Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. National Integrity is currently rated "A" (Excellent) by A.M. Best Company, and has received claims paying ability ratings of "A" (Good) from Standard & Poor's Corporation, "Baa1" from Moody's Investors Service, Inc., and "A+" (High) from Duff and Phelps Credit Rating Company. However, National Integrity does not guarantee the investment performance of the portfolios, and these ratings do not reflect protection against investment risk.

PART 2 - DISTRIBUTION OF THE CONTRACTS

ARM Securities, a wholly owned subsidiary of ARM, is the principal underwriter of the contracts. ARM Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. ARM Securities' address is 515 West Market Street, Louisville, Kentucky 40202. The contracts are offered through ARM Securities on a continuous basis.


We generally pay a maximum distribution allowance of 6.5% of initial contributions. The amount of distribution allowances paid was $___________, $___________, and $____________ for the years ended December 31, 1997, 1996, and
1995, respectively. No distribution allowances were retained by ARM Securities during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the contracts.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

Total Returns

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $40,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Any such total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those currently applicable under the contract. Total returns may be shown simultaneously that do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


            Effective Yield = {(Base Period Return) + 1)^(365/7)} - 1

                    National Integrity Life Insurance Company

                                 GrandMaster III

                                Variable Annuity

For the period ending: 12/31/97                                                                         All figures are
                                                                                                             unaudited.
Returns Without Surrender Charges                                              Calendar Year Returns
                                               ------------------------------------------------------------------------
                                    Inception
     Variable Options               Date (1)      1991      1992        1993      1994        1995       1996    1997
-----------------------------------------------------------------------------------------------------------------------
     Asset Manager                   9/6/89      20.91%    10.36%      19.50%    -7.42%      15.38%     13.04%  19.02%
     Asset Manager: Growth           1/3/95        n/a       n/a         n/a       n/a        21.49  *  18.30   23.38
     Balanced                        1/3/95        n/a       n/a         n/a       n/a        12.40  *   8.48   20.54
     Contrafund                      1/3/95        n/a       n/a         n/a       n/a        37.76  *  19.66   22.47
     Equity-Income                   10/9/86      29.68     15.39       16.76     5.48        33.27     12.73   26.38
     Growth                          10/9/86      43.55     7.84        17.51     -1.16       33.54     13.14   21.82
     Growth & Income                12/31/96       n/a       n/a         n/a       n/a         n/a       n/a    28.34
     Growth Opportunities            1/3/95        n/a       n/a         n/a       n/a        30.76  *  16.67   28.20
     High Income                     9/19/85      33.26     21.50       18.68     -2.80       18.98     12.48   16.08
     Index 500                       8/27/92       n/a      5.81   *    8.77      -.79        35.34     21.15   30.91
     Investment Grade Bond           12/5/88      14.81     5.21        9.56      -5.14       15.74      1.78    7.59
     Overseas                        1/28/87      6.62     -11.92       35.21      .48        8.20      11.67   10.05
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     Notes:
            Please refer to the accompanying prospectus for more complete information about GrandMaster III, including charges and expenses.
            The prospectus should be read before an investment is made.
            Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results.
            Annuities and insurance products are not deposits or obligations of, or guaranteed by any bank, nor are they insured by the FDIC; they are subject to investment risks, including possible loss of the principal amount invested.
      n/a   Not applicable.
      *     Partial-year returns (italicized) are calculated from the inception date through year-end.
      (1)   Represents the inception date of the underlying funds. Performance data for periods prior to the actual inception of the variable account options is hypothetical and based on the performance of the underlying funds. This performance data has been adjusted to include all insurance company contract charges and management fees of the underlying funds.
--------------------------------------------------------------------------------

                    National Integrity Life Insurance Company

                                 GrandMaster III

                                Variable Annuity

       Non-Standard Average Annual Total Return - Reflects all historical investment results, less all charges.

       The calculation assumes the policy is still in force and therefore does not take withdrawal charges into consideration.

For the period ending: 12/31/97                               All figures are
                                                                   unaudited.
Returns Without Surrender Charges                                                 Cumulative Total Return
                                                             Year-To-   ----------------------------------------------
                                Inception        Current       Date                                         Life of
Variable Options                Date (1)       Unit Value     Return     3 Year      5 Year      10 Year     Fund
-----------------------------------------------------------------------------------------------------------------------
Asset Manager                   9/6/89        $   25.499477   19.02%     55.24%      71.74%        n/a      142.17%
Asset Manager: Growth           1/3/95            17.547047   23.38        n/a         n/a         n/a       77.33
Balanced                        1/3/95            11.355516   20.54        n/a         n/a         n/a       46.97
Contrafund                      1/3/95            19.498628   22.47        n/a         n/a         n/a      101.87
Equity-Income                   10/9/86           36.768654   26.38       89.87      133.85      309.77     299.22
Growth                          10/9/86           44.086838   21.82       84.05      113.77      326.25     335.86
Growth & Income                 12/31/96          12.187926   28.34        n/a         n/a         n/a       28.34
Growth Opportunities            1/3/95            11.987785   28.20        n/a         n/a         n/a       95.57
High Income                     9/19/85           16.928289   16.08       55.34       79.20      103.44      93.51
Index 500                       8/27/92           22.790998   30.91      114.65      131.62        n/a      145.08
Investment Grade Bond           12/5/88           17.715219    7.59       26.74       31.72        n/a       53.76
Overseas                        1/28/87           21.685915   10.05        n/a         n/a       118.69     104.34
                                ---------------------------------------------------------------------------------------

For the period ending: 12/31/97

Returns Without Surrender Charges                     Average Annual Return
                                  --------------------------------------------------------
                                                                                   Life of
Variable Options                   1 Year      3 Year      5 Year    10 Year         Fund
------------------------------------------------------------------------------------------
Asset Manager                      19.02%      15.79%      11.42%      n/a          11.22%
Asset Manager: Growth               23.38       n/a         n/a        n/a          21.10
Balanced                            20.54       n/a         n/a        n/a          13.73
Contrafund                          22.47       n/a         n/a        n/a          26.46
Equity-Income                       26.38      23.83       18.52      15.15         13.12
Growth                              21.82      22.55       16.41      15.60         14.01
Growth & Income                      n/a        n/a         n/a        n/a          28.36
Growth Opportunities                28.20       n/a         n/a        n/a          25.12
High Income                         16.08      15.81       12.37       7.36          5.52
Index 500                           30.91      29.00       18.29       n/a          18.26
Investment Grade Bond               7.59        8.22        5.67       n/a           4.86
Overseas                            10.05       9.97       12.56       8.14          6.76
                                ----------------------------------------------------------

   Standard Average Annual Total Return - Reflects all historical investment results, less all charges and deductions applied against the subaccount. Includes any withdrawal charges that would apply if an owner terminated the policy at the end of the period, but excludes deductions for applicable premium tax charges.

Surrender charges are 7% in year one, declining 1% annually in years one through seven, 0% thereafter.


Returns With Surrender Charges                          Cumulative Total Return
                                             -----------------------------------------------
                                Inception                                         Life of
Variable Options                Date (1)       3 Year     5 Year      10 Year      Fund
----------------------------------------------------------------------------------------------
Asset Manager                   9/6/89         50.02%     68.36%        n/a       141.55%
Asset Manager: Growth           1/3/95          N/a         n/a         n/a        72.10
Balanced                        1/3/95          N/a         n/a         n/a        41.75
Contrafund                      1/3/95          N/a         n/a         n/a        96.65
Equity-Income                   10/9/86        84.64      130.47      309.02      298.38
Growth                          10/9/86        78.83      110.39      325.50      335.02
Growth & Income                 12/31/96        N/a         n/a         n/a        22.26
Growth Opportunities            1/3/95          N/a         n/a         n/a        90.34
High Income                     9/19/85        50.12       75.83      102.69       92.58
Index 500                       8/27/92        109.42     128.25        n/a       142.68
Investment Grade Bond           12/5/88        21.52       28.35        n/a        53.08
Overseas                        1/28/87         N/a        77.28      117.94      103.52
                                --------------------------------------------------------------

                                                          SEC Standardized
Returns With Surrender Charges                          Average Annual Return
                                   ----------------------------------------------------------------
                                                                                     Life of
Variable Options                     1 Year      3 Year      5 Year    10 Year         Fund
---------------------------------------------------------------------------------------------------
Asset Manager                        11.95%      14.46%      10.96%      n/a          11.14%
Asset Manager: Growth                 16.31       n/a         n/a        n/a          19.87
Balanced                              13.46       n/a         n/a        n/a          12.35
Contrafund                            15.39       n/a         n/a        n/a          25.33
Equity-Income                         19.31      22.66       18.14      15.07         13.05
Growth                                14.74      21.36       16.01      15.53         13.93
Growth & Income                        n/a        n/a         n/a        n/a          22.28
Growth Opportunities                  21.12       n/a         n/a        n/a          23.97
High Income                           9.00       14.48       11.92       7.29          5.45
Index 500                             23.83      27.91       17.91       n/a          18.01
Investment Grade Bond                  .52        6.70        5.10       n/a           4.77
Overseas                              2.98        n/a        12.10       8.06          6.69
                                -------------------------------------------------------------------

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.


The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.


The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.


The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by National Integrity or any of the Sub-Advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ANNUITY UNIT VALUES

The annuity unit value was initially fixed at $1.00 for contracts with assumed base rates of net investment return of 5% and 3.5% a year, respectively. For each valuation period thereafter, it is the annuity value for the preceding valuation period multiplied by the adjusted net investment factor under the contracts. For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

      * .00013366 for a contract with an assumed base rate of net investment return of 5% a year; or

      * .00009425 for a contract with an assumed base rate of net investment return of 3.5% a year.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All certificates have a 5% assumed base rate, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3.5% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3.5% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling, than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Annuitant's retirement date. The first three monthly payments are the same. Each of the first three monthly payments will be based on the amount taken from the tables in the contract or on our current rates, whichever is more favorable to the participant. Where the Company's current annuity rates are used, contributions in the current and five prior participation years will qualify for the Company's current individual annuity rates applicable to funds derived from sources outside the Company. The balance of the proceeds will qualify for the Company's current individual annuity rates for payment of proceeds. The first three monthly payments depend on the assumed base rate of net investment return and the forms of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three months will vary according to the investment performance of the Variable Account Option or Options selected. After that, each payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month before the due date of the payment. The number of annuity units credited equals the initial periodic payment divided by the annuity unit value for the valuation period that includes the due date of the first annuity payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month. Each business day together with any non-business day or consecutive non-business day immediately preceding such business day will constitute a valuation period.

Illustration of Changes in Annuity Unit Values. To show how we determine variable annuity payments from month to month, assume that the contract value on a retirement date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under your contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1.00 in February, the annuity payment for April would be 345.71 times $1.00, or $345.71.

For period certain life annuities and life income annuities, the participant may not surrender or redeem once annuity payments commence. For period certain life annuities only, if the payee (or the payee and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to another named payee who may have the right to redeem the annuity and secure the present value of future guaranteed payments in a lump sum. The present value of future guaranteed payments for a period certain is based on the number of payments left, the assumed base rate of net return, the number of annuity units and the annuity unit value for the date the Company receives a written request for lump sum payment of remaining values. Assets held in the Account at least equal to all statutory reserves required for such Separate Account.

PART 5 - FINANCIAL STATEMENTS

Ernst & Young LLP, Suite 2100, 400 West Market Street, Louisville, Kentucky 40202, is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.


The financial statements of the Separate Account as of December 31, 1997, and for the periods indicated in the financial statements and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 1997 and 1996 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.


The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

CROSS REFERENCE SHEET - IQ The SmartAnnuity

Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Information required By Form N-4

PART A: INFORMATION REQUIRED IN PROSPECTUS - IQ The SmartAnnuity

Form N-4 Item No.                                Location in Prospectus

1.  Cover Page                                   Cover Page

2.  Definitions                                  Part 1 - Summary

3.  Synopsis                                     Part 1 - Summary; Table of
                                                 Annual Fees and Expenses;
                                                 Examples

4.  Condensed Financial Information              Part 1 - Financial Information

5.  General Description of Registrant,           Part 2 - National Integrity and
                                                          the Separate Account;
    Annuity Contracts                            Part 3 - Your Investment
                                                          Options

6.  Deductions                                   Part 4 - Deductions and Charges

7.  General Description of Variable              Part 5 - Terms of Your Variable
    Annuity contracts                            Annuity Contract

8.  Annuity Period                               Part 5 - Terms of Your Variable
                                                 Annuity Contract

9.  Death Benefit                                Part 5 - Terms of Your Variable
                                                 Annuity Contract

10. Purchases and Contract Value                 Part 5 - Terms of Your Variable
                                                 Annuity Contract

11. Redemptions                                  Part 5 - Terms of Your Variable
                                                 Annuity Contract

12. Taxes                                        Part 7 - Tax Aspects of the
                                                          Contracts

13. Legal Proceedings                            Not Applicable

14. Table of Contents of the Statement           Table of Contents
    of Additional Information

PART B: INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION - IQ The SmartAnnuity

Form N-4 Item No.                                  Location in Statement of
                                                   Additional Information

15. Cover Page                                     Cover Page

16. Table of Contents                              Cover Page

17. General Information and History                Part 1 - National Integrity
                                                   and Custodian

18. Services                                       Part 1 - National Integrity
                                                   and Custodian

19. Purchase of Securities Being Offered           Part 2 - Distribution of the
                                                   Contracts

20. Underwriters                                   Part 2 - Distribution of the
                                                   Contracts

21. Calculation of Performance Data                Part 3 - Performance
                                                   Information

22. Annuity Payments                               Part 4 - Determination of
                                                   Annuity Unit Values

23. Financial Statements                           Part 5 - Financial Statements

Prospectus
==========
                               IQ The SmartAnnuity
                        Flexible Premium Variable Annuity
               issued by National Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity offered by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of ARM Financial Group, Inc. The individual contracts and group certificates (contracts) offered by this prospectus provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Contributions under the contracts may be allocated to the various investment divisions of our Separate Account I (Variable Account Options, or individually, Option) or to our Guaranteed Rate Options (GROs), or both.

Contributions to the Variable Account Options are invested in shares of corresponding portfolios of the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III)(the Funds or Fund).The Funds are part of the Fidelity Investments(R) group of companies. The values allocated to the Options reflect the investment performance of the Funds' portfolios. The prospectus for the Funds describes the investment objectives, policies and risks of each of the Funds' portfolios. There are thirteen Variable Account Options, which invest in the following portfolios:


 o VIP Money Market Portfolio           o VIP II Investment Grade Bond Portfolio
 o VIP High Income Portfolio            o VIP II Asset Manager Portfolio
 o VIP Equity-Income Portfolio          o VIP II Index 500 Portfolio
 o VIP Growth Portfolio                 o VIP II Contrafund Portfolio
 o VIP Overseas Portfolio               o VIP II Asset Manager: Growth Portfolio
 o VIP III Balanced Portfolio           o VIP III Growth Opportunities Portfolio
 o VIP III Growth & Income Portfolio

Your allocation to a GRO accumulates at a fixed interest rate we declare at the beginning of the duration you select. A market value adjustment (Market Value Adjustment) will be made for withdrawals, surrenders, transfers and certain other transactions before the expiration of your GRO Account, but your value under a GRO Account may not be decreased below an amount equal to your allocation plus interest compounded at an annual effective rate of 3% (Minimum Value), less previous withdrawals.

This prospectus contains information about the contracts that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference. This prospectus is not valid unless provided with the current prospectus for the Funds, which you should also read.

For further information and assistance, you should contact our Administrative Office at National Integrity Life Insurance Company, 200 Park Avenue, 20th Floor, New York, New York 10166. You may also call the following toll-free number: 1-800-433-1778.


A registration statement relating to the contracts, which includes a Statement of Additional Information (SAI) dated May 1, 1998, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A copy of the SAI is available free of charge by writing to or calling our Administrative Office. A table of contents for the SAI follows the table of contents for this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

The date of this Prospectus is May 1, 1998.

                                TABLE OF CONTENTS
Part 1 - Summary                                                            Page

Your Variable Annuity Contract.................................................1
Your Benefits..................................................................1
How Your Contract is Taxed.....................................................1
Your Contributions.............................................................1
Your Investment Options........................................................1
Variable Account Options.......................................................1
Account Value, Adjusted Account Value and Cash Value ..........................2
Transfers......................................................................2
Charges and Fees...............................................................2
Withdrawals....................................................................3
Your Initial Right to Revoke...................................................3
Table of Annual Fees and Expenses..............................................4
Financial Information..........................................................8

Part 2 - National Integrity And The Separate Account

National Integrity Life Insurance Company......................................9
The Separate Account and the Variable Account Options..........................9
Assets of Our Separate Account.................................................9
Changes In How We Operate......................................................9

Part 3 - Your Investment Options

The Funds.....................................................................10
      The Funds' Investment Adviser...........................................11
      Investment Objectives of the Portfolios.................................12
Guaranteed Rate Options.......................................................14
         Renewals of GRO Accounts.............................................15
         Market Value Adjustments.............................................15

Part 4 - Deductions and Charges

Separate Account Charges......................................................16
Annual Administrative Charge..................................................16
Fund Charges..................................................................16
State Premium Tax Deduction...................................................17
Transfer Charge...............................................................18
Tax Reserve...................................................................18

Part 5 - Terms of Your Variable Annuity

Contributions Under Your Contract.............................................18
Your Account Value............................................................19
Your Purchase of Units in Our Separate Account................................19
How We Determine Unit Value...................................................19
Transfers.....................................................................20
Withdrawals...................................................................21
Assignments...................................................................21
Death Benefits and Similar Benefit Distributions..............................21

                                                                            Page

Annuity Benefits..............................................................22
Annuities.....................................................................22
Annuity Payments..............................................................23
Timing of Payment.............................................................23
How You Make Requests and Give Instructions...................................23

Part 6 - Voting Rights

Fund Voting Rights............................................................23
How We Determine Your Voting Shares...........................................24
How Fund Shares Are Voted.....................................................24
Separate Account Voting Rights................................................24

Part 7 - Tax Aspects of the Contracts

Introduction..................................................................24
Your Contract is an Annuity...................................................25
Taxation of Annuities Generally...............................................25
Distribution-at-Death Rules...................................................26
Diversification Standards.....................................................26
Tax-Favored Retirement Programs...............................................27
      Individual Retirement Annuities.........................................27
      Simplified Employee Pensions............................................27
      Corporate and Self-Employed (H.R. 10 and Keogh) Pension
        and Profit Sharing Plans..............................................28
      Deferred Compensation Plans of State and Local Governments and
        Tax-Exempt Organizations..............................................28
Distributions Under Tax-Favored Retirement Programs...........................28
Federal and State Income Tax Withholding......................................29
Impact of Taxes to National Integrity.........................................29
Transfers Among Investment Options............................................29

Part 8 - Additional Information

Systematic Withdrawals........................................................29
Dollar Cost Averaging.........................................................30
Individual Asset Rebalancing..................................................30
Ibbotson Asset Allocation and Rebalancing Program.............................30
Performance Information.......................................................30

Appendix A  -  Illustration of a Market Value Adjustment......................30

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

SAI Table of Contents

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contracts
Part 3 - Performance Information
Part 4 - Determination of Annuity Unit Values
Part 5 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
National Integrity Life Insurance Company
200 Park Avenue, 20th Floor
New York, New York 10166
ATTN: Request for SAI of Separate Account I (IQ)

Name: _____________________________

Address: __________________________

City: ________ State: __ Zip: _____

PART 1 -- SUMMARY

Your Variable Annuity Contract

In this prospectus, we, our and us mean National Integrity Life Insurance Company (National Integrity), a subsidiary of Integrity Life Insurance Company (Integrity) and an indirect wholly owned subsidiary of ARM Financial Group, Inc.
(ARM). We offer individual variable annuity contracts. In certain states, we offer certificates under a group variable annuity contract instead of contracts. When we use the words contract or certificate, we are referring to both the individual contracts and the group certificates.

You can invest for retirement by purchasing a contract if you properly complete a Customer Profile form (an application or enrollment form may be required in some states) and make a minimum initial contribution. In this prospectus, you and your mean the Annuitant, the person upon whose life the Annuity Benefit and the Death Benefit are based, usually the Owner of the contract. If the Annuitant does not own the contract, all of the rights under the contract belong to the Owner until annuity payments begin. If a Joint Owner is named, the contract rights are shared with the Owner. Contract changes or any transactions allowed under the Contract require both signatures. The rules governing distribution at death apply when the first Owner dies, see Section 7, "Distribution-at-Death Rules."

Your retirement or endowment date (Retirement Date) will be no later than your 90th birthday or earlier, if required by law, unless you notify us of a different date.

Your Benefits

Your contract provides an Account Value, an annuity benefit, and a death benefit. See "Your Account Value," "Death Benefits and Similar Benefit Distributions" and "Annuity Benefits" in Part 5.

Your benefits may be received under a contract subject to the usual rules for taxation of annuities, including the tax-deferral of earnings until withdrawal. The contract also can provide your benefits under certain tax-favored retirement programs, which are subject to special rules covering such matters as eligibility and contribution amounts. See Part 7, "Tax Aspects of the Contracts" for detailed information.

How Your Contract is Taxed

Under current law, any increases in the value of your contributions to your contract are tax deferred and will not be included in your taxable income until withdrawn. See Part 7, "Tax Aspects of the Contracts."

Your Contributions

The minimum initial contribution in most states is currently $1,000. Subsequent contributions of at least $100 can be made. Special rules for lower minimum initial and subsequent contributions apply for certain tax-favored retirement plans. See "Contributions Under Your Contract" in Part 5.

Your Investment Options

You may allocate contributions to the Variable Account Options or to the GROs, or both. The Variable Account Options and the GROs are together referred to as the Investment Options. Contributions may be allocated to up to nine Investment Options at any one time. See "Contributions Under Your Contract" in Part 5. To select Investment Options most suitable for you, see Part 3, "Your Investment Options."

Variable Account Options

The Variable Account Options (also referred to as Divisions) invest in shares of corresponding investment portfolios of the Funds, each a "series" type of mutual fund. Each investment portfolio is referred to as a Portfolio. The investment objective of each Variable Account Option and its corresponding Portfolio is the same. Your value in a Variable Account Option will vary depending on the performance of the corresponding Portfolio. For a full description of the Funds, see the Funds' prospectus and the Funds' Statement of Additional Information.

Account Value, Adjusted Account Value and Cash Value

The sum of your values under the GROs plus your values in the Variable Account Options is referred to as the Account Value. Your Adjusted Account Value is your Account Value, as increased or decreased (but not below the Minimum Value) by any Market Value Adjustments. Your Cash Value is equal to your Adjusted Account Value, and will be reduced by the pro rata portion of the annual administrative charge, if applicable. See "Charges and Fees" below.

Transfers

You may transfer all or portions of your Account Value among the Investment Options, subject to the conditions described under "Transfers" in Part 5. Transfers from any Investment Option must be for at least $250. Transfers may be arranged through our telephone transfer service. See Part 5, "Transfers." Transfers may also be made under special services we offer to dollar cost average or rebalance your investment in the Variable Account Options. See Part 8, "Dollar Cost Averaging," "Individual Asset Rebalancing," and "Ibbotson Asset Allocation and Rebalancing Program."

Charges and Fees

If your Account Value is less than $50,000 as of the last day of any contract year prior to your Retirement Date, an annual administrative expense charge of $30 is deducted from your contract. See Part 4, "Deductions and Charges."

A charge at an effective annual rate of 1.35% of the Account Value of the assets in each Variable Account Option is made daily. We make this charge to cover mortality and expense risks (1.20%) and certain administrative expenses (.15%). The charge will never be greater than an effective annual rate of 1.35% of the Account Value of the assets in each Variable Account Option. See Part 4, "Deductions and Charges."

Investment advisory fees and other expenses are deducted from amounts invested by the Separate Account in the Funds. For providing investment management services to the Portfolios of the Funds, Fidelity Management and Research Company (Fidelity Management) receives fees from the Portfolios based on the average net assets of each Portfolio. The highest annual rate at which any of the Portfolios paid advisory fees in 1996 was .76% of average net assets. Advisory fees cannot be increased without the consent of Fund shareholders. See "Table of Annual Fees and Expenses" below and "The Funds' Investment Adviser" in
Part 3.

If you frequently transfer funds from one Investment Option to another, certain transfers may become subject to a charge. We will not, however, charge more than $20 per transfer. See "Transfer Charge" in Part 4.

Withdrawals

You may make an unlimited number of withdrawals from your contract as frequently as you wish. Each withdrawal must be for at least $300. Most withdrawals made by you prior to age 59-1/2 are also subject to a 10% federal tax penalty. In addition, some tax-favored retirement programs limit withdrawals. See Part 7, "Tax Aspects of the Contracts." For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment in excess of any free withdrawal amount (as defined below), so that the net amount you receive will be the amount requested.

The free withdrawal amount is a non-cumulative amount which you may take as a partial withdrawal each contract year without your GRO Account being subject to any Market Value Adjustment. It is equal to 10% of the Account Value, minus cumulative prior withdrawals in the current contract year. However, as explained above, a tax penalty still applies if you are under age 59-1/2.

Your Initial Right to Revoke

Within ten days after you receive your contract, you may cancel it by returning it to our Administrative Office. The 10-day period may be extended if required by state law. We will refund all your contributions with an adjustment for any investment gain or loss on the contributions put into each Variable Account Option from the date units were purchased until the date your contract is received by us, including any charges deducted. If state law instead requires a refund of your contributions without any adjustment, we will return that amount to you. For allocations to GROs, we will refund to you the amount of your contributions.

Table of Annual Fees and Expenses

Contract Owner Transaction Expenses

      Sales Load on Purchases.............................................    $0
      Exchange Fee (1)....................................................    $0
      Annual Administrative Charge (2)....................................   $30

Separate Account Annual Expenses (as a
percentage of average account value) (3)

      Mortality and Expense Risk Fees..................................... 1.20%
      Administrative Expenses.............................................  .15%
                                                                           -----
      Total Separate Account Annual Expenses.............................. 1.35%
                                                                           =====

Fund Annual Expenses After Reimbursement
(as a percentage of average net assets) (4)

                                            Management   Other    Total Annual
Portfolio                                    Fees (6)   Expenses    Expenses
---------                                    --------   --------    --------


VIP Money Market ..........................   .21%        .10%       .31%

VIP High Income ...........................   .59%        .12%       .71%(6)

VIP Equity-Income .........................   .50%        .08%       .58%

VIP Growth ................................   .60%        .09%       .69%

VIP Overseas ..............................   .75%        .17%       .92%

VIP II Investment Grade Bond ..............   .44%        .14%       .58%

VIP II Asset Manager ......................   .55%        .10%       .65%(6)(7)

VIP II Index 500 ..........................   .24%        . 4%       .28%(7)

VIP II Contrafund .........................   .60%        .11%       .71%(6)

VIP II Asset Manager: Growth ..............   .60%        .17%       .77%(6)(7)

VIP III Balanced ..........................   .45%        .16%       .61%(6)

VIP III Growth Opportunities ..............   .60%        .14%       .74%(6)

VIP III Growth & Income ...................   .49%        .21%       .70%(6)(8)

----------

(1) After the first twelve transfers during a contract year, Integrity has the right to impose a transfer charge of $20 per transfer. This charge would not apply to transfers made for dollar cost averaging, asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in Part 4.


(2) The annual administrative charge is $30. This charge applies only if the Account Value is less than $50,000 at the end of any contract year prior to your Retirement Date. See "Deductions and Charges - Annual Administrative Charge" in
Part 4.

(3) See "Deductions and Charges - Separate Account Charges" in Part 4.

(4) In the Funds' prospectus, see "Management, Distribution and Service Fees."


(5) A portion of the brokerage commissions that certain funds pay was used to reduce funds' expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been
 .57% for VIP Equity-Income Portfolio, .67% for VIP Growth Portfolio, .90% for VIP Overseas Portfolio, .64% for VIP II Asset Manager Portfolio, .68% for VIP II Contrafund Portfolio, .76% for VIP II Asset Manager: Growth Portfolio, and .73% for VIP III Growth Opportunities Portfolio, and .60% for VIP III Balanced Portfolio.

(6) The investment adviser agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .27%, .13%, and .40%, respectively.


(7) Annualized

Examples

The examples below show the expenses that would be borne by the Annuitant per $1,000 investment, assuming a $40,000 average contract value and a 5% annual rate of return on assets.

Expenses per $1,000 investment if you surrender your contract at the end of the applicable period:

Portfolio                                    1 year  3 years   5 years  10 years
---------                                    ------  -------   -------  --------

VIP Money Market...........................  $17.66   $54.61   $ 93.86   $203.09
VIP High Income............................  $21.86   $67.34   $115.29   $246.89
VIP Equity-Income..........................  $20.53   $63.32   $108.53   $233.20
VIP Growth.................................  $21.65   $66.72   $114.25   $244.80
VIP Overseas...............................  $24.11   $74.13   $126.63   $269.66
VIP II Investment Grade Bond...............  $20.53   $63.32   $108.53   $233.20
VIP II Asset Manager.......................  $22.17   $68.27   $116.84   $250.03
VIP II Index 500...........................  $17.45   $53.98   $ 92.81   $200.91
VIP II Contrafund..........................  $22.17   $68.27   $116.84   $250.03
VIP II Asset Manager: Growth...............  $23.50   $72.28   $123.55   $263.50
VIP III Balanced...........................  $21.96   $67.65   $115.81   $247.94
VIP III Growth Opportunities...............  $22.47   $69.19   $118.39   $253.15
VIP III Growth & Income....................  $21.76   $67.03   $114.77   $245.84

Expenses per $1,000 investment if you do not surrender your contract at the end of the applicable period:

    Same expenses per $1,000 investment as shown in table immediately above.

Expenses per $1,000 investment if you elect the normal form of annuity at the end of the applicable period:

     Same expenses per $1,000 investment as shown in tableimmediately above.

These examples assume a continuation of the fixed charges that are borne by the Separate Account and of the investment advisory fees and other expenses of the Funds as they were for the year ended December 31, 1996, except for VIP III Growth & Income Portfolio, which were based on estimated current expenses. Actual Fund expenses may be greater or less than those on which these examples were based. The annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. The table also assumes an estimated $40,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.75. Such per $1,000 charge would be higher for smaller Account Values and lower for higher values.

The above table and examples are intended to assist your understanding of the various costs and expenses that apply to your contract, directly or indirectly. These tables reflect expenses of the Separate Account as well as those of the Portfolios. Premium taxes upon annuitization also may be applicable.

Financial Information

The table below shows the unit value for each Variable Account Option at inception, the number of units outstanding at December 31 of each year since inception, and the unit value at the end of each period. The unit value at the beginning of each period is the unit value as of the end of the previous period.

                        UNIT VALUES AND UNITS OUTSTANDING


                         Money        High     Equity-                          Investment
                        Market      Income      Income      Growth    Overseas  Grade Bond
                      Division    Division    Division    Division    Division    Division
                    ----------  ----------  ----------  ----------  ----------  ----------
Date of Inception               $    10.00  $    10.00  $    10.00    $  10.00    $  10.00

December 31, 1987           --          --          --          --          --          --

  Number of Units           --          --          --          --          --          --

December 31, 1988           --          --          --          --    $   9.79    $  10.05

  Number of Units           --          --          --          --       1,646       1,287

December 31, 1989           --          --  $    10.99  $    11.13    $  12.08    $  11.48

  Number of Units           --          --      12,808          91       1,646       1,286

December 31, 1990   $    10.17          --  $     9.54  $    11.76    $  11.13    $  12.06

  Number of Units        2,001          --      10,281          90       1,697       1,283

December 31, 1991   $    10.64          --  $    13.63  $    19.12    $  13.63    $  12.25

  Number of Units        3,961          --      12,059         927       2,789          --

December 31, 1992   $     10.9          --  $    15.72  $    20.62    $  12.01    $  13.44

  Number of Units        2,744          --      32,842      30,140       3,816       5,995

December 31, 1993   $    11.10  $    11.22  $    18.33  $    24.29    $  16.25    $  14.72

  Number of Units      109,685     120,243     192,745     136,418      97,667      52,787

December 31, 1994   $    11.42  $    10.90  $    19.37  $    23.95    $  16.31    $  13.98

  Number of Units      782,370     512,098     503,403     372,307     432,518      97,548

December 31, 1995   $    11.93  $    12.97  $    25.81  $    31.99    $  17.65    $  16.18

  Number of Units    1,692,564   1,131,907   1,316,163     657,586     426,045     264,608

December 31, 1996   $    12.40  $    14.58  $    29.09  $    36.19    $  19.71    $  16.47

  Number of Units    1,453,359   1,605,055   1,895,597     942,118     596,757     340,273

                    $    12.90  $    16.93  $    36.77  $    44.09    $  21.69    $  17.72

  Number of Units    1,407,666   2,108,548   2,245,172   1,026,856     703,364     403,402


* Inception dates for the VIP High Income Option and the VIP II Index 500 Option were February 19, 1993 and March 4, 1993, respectively. The inception date for the VIP III Balanced Option, VIP III Growth Opportunities Option, and VIP III Growth & Income Option was December 31, 1996. The Inception date for the VIP II Contrafund Option and the VIP II Asset Manager: Growth Option was February 6, 1995. Inception dates for the remaining Options all were in the third quarter of 1987. Prior to September 3, 1991, the Variable Account Options invested in shares of corresponding portfolios of Prism Investment Trust, and the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond and VIP II Asset Manager Options were known as the Money Market, Common Stock, Aggressive Stock, Global, Bond and Balanced Options, respectively.

                        UNIT VALUES AND UNITS OUTSTANDING


                                                                  Asset
                           Asset        Index      Contra-      Manager                    Growth         Growth
                         Manager          500         fund       Growth     Balanced       Income  Opportunities
                        Division     Division     Division     Division     Division     Division       Division
                      ----------   ----------  - ---------   ----------  - ---------   ----------     ----------
Date of Inception*   $     10.00  $     10.00  $     10.00  $     10.00  $     10.00  $     10.00    $     10.00

 December 31, 1987   $      7.92           --           --           --           --           --             --

   Number of Units        15,626           --           --           --           --           --             --

 December 31, 1988   $      8.89           --           --           --           --           --             --

   Number of Units        23,806           --           --           --           --           --             --

 December 31, 1989   $     11.05           --           --           --           --           --             --

   Number of Units        26,296           --           --           --           --           --             --

 December 31, 1990   $      10.9           --           --           --           --           --             --

   Number of Units        33,770           --           --           --           --           --             --

 December 31, 1991   $     13.45           --           --           --           --           --             --

   Number of Units        28,066           --           --           --           --           --             --

 December 31, 1992   $     14.85           --           --           --           --           --             --

   Number of Units        57,934           --           --           --           --           --             --

 December 31, 1993   $     17.73  $     10.65           --           --           --           --             --

   Number of Units       744,402       16,821           --           --           --           --             --

 December 31, 1994   $     16.43  $     10.62           --           --           --           --             --

   Number of Units     1,706,592       99,982           --           --           --           --             --

 December 31, 1995   $     18.95  $     14.37   $    13.31  $     12.02           --           --             --

   Number of Units     1,460,833     2,93,436      954,037       85,146           --           --             --

 December 31, 1996   $     21.42  $     17.41   $    15.92  $     14.22           --           --             --

   Number of Units     1,351,936      738,488    1,865,749      282,677           --           --             --

                     $      25.5  $     22.79   $     19.5  $     17.55           --           --             --

   Number of Units     1,277,528   1,458,2803    2,463,777      447,420           --           --             --


* Inception dates for the VIP High Income Option and the VIP II Index 500 Option were February 19, 1993 and March 4, 1993, respectively. The inception date for the VIP III Balanced Option, VIP III Growth Opportunities Option, and VIP III Growth & Income Option was December 31, 1996. The Inception date for the VIP II Contrafund Option and the VIP II Asset Manager: Growth Option was February 6, 1995. Inception dates for the remaining Options all were in the third quarter of 1987. Prior to September 3, 1991, the Variable Account Options invested in shares of corresponding portfolios of Prism Investment Trust, and the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Investment Grade Bond and VIP II Asset Manager Options were known as the Money Market, Common Stock, Aggressive Stock, Global, Bond and Balanced Options, respectively.

PART 2 - NATIONAL INTEGRITY AND THE SEPARATE ACCOUNT

National Integrity Life Insurance Company

National Integrity is a stock life insurance company organized under the laws of New York. Our home office is located in New York, New York. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. In addition to the contracts, we sell flexible premium annuity contracts with an underlying investment medium other than the Funds, and fixed single premium annuity contracts. We are currently licensed to sell variable contracts in five states and the District of Columbia. In addition to issuing annuity products, we have entered into agreements with other insurance companies to provide administrative and investment support for products to be designed, underwritten and sold by these companies.


National Integrity is an indirect wholly owned subsidiary of ARM. ARM specializes in the asset accumulation business, providing retail and institutional customers with products and services designed to serve the growing long-term savings and retirement markets. At December 31, 1997, ARM had $6.9 billion of assets under management.

The Separate Account and the Variable Account Options

The Separate Account is established and maintained under the insurance laws of the State of New York. It is a unit investment trust registered with the Securities and Exchange Commission (the SEC) under the Investment Company Act of 1940 (1940 Act). A unit investment trust is a type of investment company. SEC registration does not involve any supervision by the SEC of the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio of the Funds. We may establish additional Options, some of which may not be available for your allocations. The Variable Account Options currently available to you are listed on the cover page of this prospectus. Prior to September 3, 1991, the Portfolios then offered invested in shares of corresponding portfolios of Prism Investment Trust.

Assets of Our Separate Account

Under New York law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts will participate in the Separate Account in proportion to the amounts relating to their contracts. The Separate Account's assets supporting the variable portion of these variable contracts may not be used to satisfy liabilities arising out of any other business of ours. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operations of another Option.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may permit charges owed to us to stay in the Separate Account, and thus may participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account (General Account).

Changes In How We Operate

We may modify how we or our Separate Account operate, subject to your approval when required by the 1940 Act or other applicable law or regulation. You will be notified if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
-     register or end the registration of the Separate Account under the 1940
      Act;
- operate our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);
- restrict or eliminate any voting rights of Owners or others who have voting rights that affect our Separate Account;
- cause one or more Options to invest in a mutual fund other than or in addition to the Funds;
- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we will rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Funds

Each of the Funds is an open-end diversified management investment company registered under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Funds. The Funds are each a "series" type of investment company with diversified portfolios. The Funds do not impose a sales charge or "load" for buying and selling their shares. The shares of the Portfolios of the Funds are bought and sold by the Separate Account at their respective net asset values.

The Funds are designed to serve as investment vehicle for variable annuity and variable life contracts of insurance companies. Shares of the Portfolios of the Funds currently are available to the separate accounts of a number of insurance companies, both affiliated and unaffiliated with Fidelity Management or National Integrity. The Board of Trustees of each of the Funds is responsible for monitoring the Fund for the existence of any material irreconcilable conflict between the interests of the policyowners of all separate accounts investing in the Fund and determining what action, if any, should be taken in response. If we believe that a Fund's response to any of those events insufficiently protects our contract owners, we will see to it that appropriate and available action is taken to protect our contract owners. See "The Fund and the Fidelity Organization" in the Funds' prospectus for a further discussion of the risks associated with the offering of Fund shares to our Separate Account and the separate accounts of other insurance companies.

Shares of Portfolios of the Funds are made available to the Separate Account under three essentially identical Participation Agreements (Participation Agreement or Agreements). The Participation Agreements are among the applicable Fund, Fidelity Distributors Corporation which is the principal underwriter for shares of the Funds (Distributor), and National Integrity. If state or federal law precludes the sale of the Funds' or any Portfolio's shares to the Separate Account, or in certain other circumstances, sales of shares to the Separate Account may be suspended and/or the Participation Agreements may be terminated as to the Funds or the affected Portfolio. Also, the Participation Agreements may be terminated by any party thereto with one year's written notice.

Notwithstanding termination of the Participation Agreement, the Fund and the Distributor are obligated to continue to make the Funds' shares available for contracts outstanding on the date the Participation Agreement terminates, unless the Participation Agreement was terminated due to an irreconcilable conflict among contractowners of different separate accounts. If for any reason the shares of any Portfolio are no longer available for purchase by the Separate Account for outstanding contracts, the parties to the Participation Agreements have agreed to cooperate to comply with the 1940 Act in arranging for the substitution of another funding medium as soon as reasonably practicable and without disruption of sales of shares to the Separate Account or any Variable Account Option.

The Funds' Investment Adviser. Fidelity Management & Research Company (Fidelity Management), a registered investment adviser under the Investment Advisers Act of 1940, serves as the investment adviser to each Fund. Fidelity Management, whose principal address is 82 Devonshire Street, Boston, Massachusetts, is a wholly owned subsidiary of FMR Corp. and is part of Fidelity Investments(R), one of the largest investment management organizations in the United States. Fidelity Investments(R) includes a number of different companies, which provide a variety of financial services and products to individuals and corporations.

Fidelity Management provides investment research and portfolio management services to mutual funds and other clients. At December 31, 1996, Fidelity Management advised funds having more than 23 million shareholder accounts with a total value of more than $354 billion. For certain of the Portfolios, Fidelity Management has entered into sub-advisory agreements with affiliated companies that are part of the Fidelity Investments(R) organization. Fidelity Management, not the Portfolios, pays the sub-advisers for their services to the Portfolios.

The Portfolios of the Funds pay monthly advisory fees to Fidelity Management. The advisory fee payable by each of the Portfolios, other than the VIP Money Market Portfolio and the VIP II Index 500 Portfolio, is composed of a group fee rate and an individual fund fee rate. The group fee rate is based on the average monthly net assets of all mutual funds advised by Fidelity Management. For the VIP Equity-Income, VIP Growth, VIP Overseas, VIP II Asset Manager, VIP II Contrafund, and VIP II Asset Manager: Growth Portfolios, the group fee rate cannot rise above .52%. For the VIP High

Income and VIP II Investment Grade Bond Portfolios, the group fee rate cannot rise above .37%. The group fee rate drops as total assets under management increase.

The VIP Money Market Portfolio's advisory fee is made up of two components: a basic fee rate and an income-based component. The basic fee rate is the sum of a group fee rate as described above (but capped at a maximum of .37%) and an individual fund fee rate of .03%. The income based component is 6% of that portion of the fund's gross yield which exceeds a 5% return (but capped at a maximum of .24%).


Pursuant to approval of shareholders of VIP II Index 500 at a shareholder meeting held on November 19, 1997, effective December 1, 1997 Bankers Trust Company ("BT") has been appointed as the fund's sub-adviser. BT chooses the fund's investments and acts as the fund's custodian.


BT, a New York banking corporation with principal offices at 130 Liberty Street, New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation.

Index 500's management fees are paid out of the fund's assets to Fidelity Management and BT. The fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder account statements and financial reports.

Management and sub-advisory fees are calculated and paid every month to Fidelity Management and BT, respectively. The fund pays the fees at the annual rate of 0.24% of its average net assets. These fees include a management fee of 0.24% payable to Fidelity Management, and estimated sub-advisory fees of less than 0.01% payable to BT (representing 40% of net income from securities lending).

For investment management, securities lending and custodial services to the fund, Fidelity Management pays BT fees at an annual rate of 0.006% of the average net assets of the fund. In addition, the fund pays BT fees equal to 40% of net income from the fund's securities lending program. The remaining 60% of net income from the fund's securities lending program goes to the fund.

Set forth in the table below is the individual fund fee rate for the portfolios and their 1996 aggregate advisory rate, comprised of the individual and group rates, as a percentage of average net assets, and the VIP II Index 500 Portfolio's 1996 advisory rate as a percentage of average net assets.

                                                                      1996
  Portfolio                               Individual Rate        Aggregate Rate
  ---------                               ---------------        --------------

  VIP Money Market                             .03%                   .21%
  VIP High Income                              .45%                   .59%
  VIP Equity-Income                            .20%                   .51%
  VIP Growth                                   .30%                   .61%
  VIP Overseas                                 .45%                   .76%
  VIP II Investment Grade Bond                 .30%                   .45%
  VIP II Asset Manager                         .25%                   .64%
  VIP II Index 500                             N/A                    .13%
  VIP II Contrafund                            .30%                   .61%
  VIP II Asset Manager: Growth                 .30%                   .65%
  VIP III Balanced                             .20%                   .48%
  VIP III Growth Opportunities                 .30%                   .61%
  VIP III Growth & Income                      .20%                   .50%

Investment Objectives of the Portfolios. Set forth below is a summary of the investment objectives of the Portfolios of the Funds. There can be no assurance that these objectives will be achieved. You should read the Funds' prospectus carefully before investing.

                           VIP Money Market Portfolio


VIP Money Market Portfolio seeks to earn a high level of current income as is consistent with preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.


                            VIP High Income Portfolio


VIP High Income Portfolio seeks a high current income by investing primarily in high-yielding, lower rated, fixed-income securities, while also considering growth of capital. It normally invests at least 65% of its total assets in income-producing debt securities and preferred stocks, including convertible securities, and up to 20% in common stocks and other equity securities. In view of the types of securities in which this Portfolio invests, you should read the complete risk disclosure for this Portfolio in the Funds' prospectus before investing in it.


                           VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income producing equity securities, with the potential for capital appreciation as a consideration. It normally invests at least 65% of its assets in income-producing common or preferred stock and the remainder in debt securities.

                              VIP Growth Portfolio

VIP Growth Portfolio seeks to achieve capital appreciation, normally by purchase of common stocks, although investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

                             VIP Overseas Portfolio


VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. It normally invests at least 65% of its assets in foreign securities.


                     VIP II Investment Grade Bond Portfolio

VIP II Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.


                         VIP II Asset Manager Portfolio

VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments. The expected "neutral" mix of assets, which will occur when the investment adviser concludes there is minimal relative difference in value between the three asset classes, is 50% in equities, 40% in intermediate to long-term bonds and 10% in short-term money market instruments.





                           VIP II Index 500 Portfolio

VIP II Index 500 Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low.

                           VIP II Contrafund Portfolio

VIP II Contrafund Portfolio is a growth fund which seeks to increase the value of your investment over the long term by investing in equity securities of companies that are undervalued or out of favor. This approach focuses on companies that are currently out of public favor but show potential for capital appreciation. VIP II Contrafund Portfolio invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

                     VIP II Asset Manager: Growth Portfolio

VIP II Asset Manager: Growth Portfolio is an asset allocation fund which seeks to maximize total return over the long term through investments in stocks, bonds, and short-term money market instruments. The fund has a neutral mix which represents the way the fund's investments will generally be allocated over the long term. The range and approximate neutral mix for each asset class are shown below:

                                 Range           Neutral Mix
                                 -----           -----------

    Stock Class                 50-100%              70%
    Bond Class                    0-50%              25%
    Short-Term/
    Money Market Class            0-50%               5%





                     VIP III Growth Opportunities Portfolio

VIP III Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stock.




                           VIP III Balanced Portfolio

VIP III Balanced Portfolio seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities. It uses a balanced approach to provide the best possible total return from investments in foreign and domestic equity securities, convertible securities, preferred and common stocks paying any combination of dividends and capital gains, and fixed income securities.

                        VIP III Growth & Income Portfolio

VIP III Growth & Income Portfolio seeks long-term growth of capital with some current income. It invests primarily in stocks of companies that offer potential for growth in earnings while paying dividends, but offer the potential for capital appreciation on future income. Investments may include common and preferred stocks, convertible securities, fixed-income securities and foreign securities.

Guaranteed Rate Option

Because of applicable exemptive and exclusionary provisions, interests in contracts attributable to GROs have not been registered under the Securities Act of 1933 ("1933 Act"), nor under the Investment Company Act of 1940 ("1940 Act"). Thus, neither such contracts nor our General Account, which guarantees the values and benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the GROs or the General Account. Disclosures regarding the GROs or the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

We offer GROs with durations of three, five, seven and ten years. We may from time to time change the durations available. Each allocation to a GRO locks in a fixed effective annual interest rate declared by us (Guaranteed Interest Rate) for the duration you select (your GRO Account). The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account at the then-current Guaranteed Interest Rate declared by us. We will not declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you have not transferred or withdrawn any amounts, will be the amount allocated plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate. We allocate interest at the end of each contract year and at the time of any transfer, full or partial withdrawal, payment of a death benefit or purchase of any annuity benefit.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO which will exceed the Guaranteed Interest Rate credited during the remaining years of the Guarantee Period (Enhanced Rate). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We reserve the right to declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (Additional Interest). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. The Enhanced Rate or Additional Interest may not be made applicable under contracts issued in certain states.

Each group of GRO Accounts of the same duration is considered one GRO, (i.e. all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO.)

You may obtain information about our current Guaranteed Interest Rates by calling our Administrative Office.

Allocations to GROs may not be made under contracts issued in certain states.

Renewals of GRO Accounts. When a GRO Account expires, a new GRO Account of the same duration, at the then-current Guaranteed Interest Rate, will be established unless you withdraw your GRO Value or transfer it to another Investment Option. We will notify you in writing before the expiration of your GRO Accounts. You must notify us prior to the expiration of your GRO Accounts of any changes you desire to make. See "Transfers" in Part 5.

Any renewal of a GRO Account will be implemented on the expiration date of the GRO Account. You will receive the current Guaranteed Interest Rate applicable on the expiration date. If a GRO Account expires and it cannot be renewed for the same duration, it will be renewed for the next shortest available duration, unless you instruct us otherwise within 30 days prior to expiration of the GRO Account. You may not choose, and we will not renew a GRO Account that expires after your Retirement Date.


Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, in your GRO Value prior to the expiration of your GRO Account. A Market Value Adjustment will be made for each transfer, partial withdrawal in excess of the free withdrawal amount, surrender, or purchase of an annuity benefit from a GRO Account that occurs other than within 30 days prior to the expiration of the GRO Account. There will be no Market Value Adjustment made for a death benefit. The market adjusted value may be higher or lower than the GRO Value. In no event, however, may the market adjusted value in each GRO Account be less than the Minimum Value, an amount equal to your allocation to such GRO Account plus 3% interest, compounded annually, less previous withdrawals from such GRO Account. The Minimum Value for partial withdrawals or transfers will be calculated on a pro-rata basis. Withdrawal charges and the administrative expense charge may invade principal.


The Market Value Adjustment applicable to a GRO Account prior to its expiration reflects the relationship between the Guaranteed Interest Rate for such GRO Account and the then-current Guaranteed Interest Rate applicable to a newly elected GRO Account of a duration equal to the time remaining in your GRO Account. The Market Value Adjustment will reduce the GRO Value (but not below the Minimum Value) if the current Guaranteed Interest Rate is higher than the Guaranteed Interest Rate being credited to amounts under your GRO Account. Conversely, the Market Value Adjustment will increase the GRO Value if the current Guaranteed Interest Rate is lower than the Guaranteed Interest Rate being credited to amounts under your GRO Account.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

      MVA = GRO Value x [(1 + A)^(N/12) / (1 + B + .0025)^(N/12) - 1], where

      A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

      B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if such remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by interpolating between the Guaranteed Interest Rates for GRO Accounts of durations closest to (next higher and next lower) the remaining period described above.

      N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with applicable state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account shall be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then for purposes of determining B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, interpolating when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix A.

PART 4 -- DEDUCTIONS AND CHARGES

Separate Account Charges

National Integrity deducts from the unit value every calendar day an amount equal to an effective annual rate of 1.35% of the Account Value in the Variable Account Options. This daily expense rate cannot be increased without your consent. Various portions of this total charge, as described below, pay for certain services to the Separate Account and the contracts.

A daily charge equal to an effective annual rate of .15% of the value of each Variable Account Option is deducted for administrative expenses not covered by the annual administrative charge described below. The daily administrative charge, like the annual administrative charge, is designed to reimburse National Integrity for expenses actually incurred, without profit.

A daily charge equal to an effective annual rate of 1.20% of the value of each Variable Account Option is deducted for National Integrity's assuming the expense risk (.85%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. In this context, mortality risk refers to the cost of insuring the risk National Integrity takes that annuitants, as a class of persons, will live longer than estimated and therefore require National Integrity to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charges may be modified, but the total effective annual risk charge of 1.20% of the value of the Variable Account Options may not be increased on your Contract.

National Integrity may realize a gain from these daily charges to the extent they are not needed to meet the actual expenses incurred.

Annual Administrative Charge


If your Account Value is less than $50,000 on the last day of any contract year prior to the your Retirement Date, National Integrity charges an annual administrative charge of $30. This charge is deducted from your Account Value in each Investment Option on a pro-rata basis. The portion of the charge applicable to the Variable Account Options will reduce the number of units credited to you. The portion of the charge applicable to GROs is withdrawn in dollars. The annual administrative charge will be pro-rated based on the number of days that have elapsed in the contract year in the event of the Annuitant's retirement, death, or termination of a contract during a contract year. The annual administrative charge is waived for employees of National Integrity or Integrity, the parent of National Integrity, who purchase contracts under the salary allotment program of either company.

Reduction or Elimination of Separate Account or Administrative Charges

The separate account or administrative charges may be reduced or eliminated when contract sales are made to individuals or to a group of individuals in such a manner that results in savings of expenses. The entitlement to such a reduction will be based on: (1) the size and type of the group of individuals to whom the Contract is offered; and (2) the amount of expected contributions. Any reduction or elimination of the separate account or administrative charges will not be unfairly discriminatory against any person.


Fund Charges

Our Separate Account purchases shares of the Funds at net asset value. That price reflects investment advisory fees and other direct expenses that have already been deducted from the assets of the Funds. The amount charged for investment management may not be increased without the prior approval of the Funds' respective shareholders. See "The Funds" in Part 3.

State Premium Tax Deduction

National Integrity will not deduct state premium taxes from your contributions before applying the contributions to the Investment Options, unless required to pay such taxes under applicable state law. If the Annuitant elects an annuity benefit, National Integrity will deduct any applicable state premium taxes from the amount otherwise available for an annuity benefit. State premium taxes, if applicable, currently range up to 4%.

Reduction or Elimination of the Contingent Withdrawal Charge

We may reduce or eliminate the contingent withdrawal charge when sales of the contracts are made to individuals or a group of individuals in such a manner that results in savings of expenses. The entitlement to such a reduction in the contingent withdrawal charge will be based on the following: (1) the size and type of the group of individuals to whom the contract is offered; (2) the amount of expected contributions; and (3) whether there is a prior or existing relationship with Integrity such as being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts issued by Integrity, or making transfers of amounts held under qualified plans sponsored by Integrity or an affiliate. Any reduction or elimination of the contingent withdrawal charge will not be unfairly discriminatory against any person.


Transfer Charge

No charge is made for your first twelve transfers (excluding dollar cost averaging and individual asset rebalancing transfers) among the Variable Account Options or the GROs during a contract year. We are, however, permitted to charge up to $20 for each additional transfer during that contract year. (No transfer charge will apply to transfers under our (i) Dollar Cost Averaging, (ii) Individual Asset Rebalancing, or (iii) the Ibbotson Asset Allocation and Rebalancing Program, nor will such transfers count towards the twelve transfers you may make in a contract year before we may impose a transfer charge.) See "Transfers" in Part 5. Transfers from a GRO may be subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3.

Tax Reserve

We have the right to make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment experience of the Variable Account Options.

PART 5 -- TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, cannot be less than $1,000. We will accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Special Rules for Tax-Favored Retirement Programs" in Part 7.

We may limit the total contributions under one contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach eight years before your Retirement Date, we may refuse to accept any contribution made for you. Contributions may also be limited by various laws or prohibited by National Integrity for all Annuitants under the contract. If your contributions are made under a tax-favored retirement program, we will not measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options selected by you and are used to pay annuity and death benefits.


Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options, provided that at any time you may have amounts in not more than nine Investment Options. For purposes of calculating the nine Investment Options, each of your GRO Accounts counts as one Investment Option. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received not later than the second Business Day after they are delivered to our Administrative Office. A Business Day is defined as any day that the New York Stock Exchange is open.


You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When it is received by the

Administrative Office, the change will be effective for any contribution which accompanies it and for all future contributions.


We will accept changes by telephone transfer. See "Transfers" in Part 5.


Your Account Value

Your Account Value reflects various charges. See Part 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. For contributions allocated to the Variable Account Options, there are no guaranteed values. The value of your contributions allocated to GROs is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part 3.

Your Purchase of Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase units. On any given day, the value you have in a Variable Account Option is the unit value multiplied by the number of units credited to you in that Option. The units of each Variable Account Option have different unit values.

The number of units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's unit value, calculated after the close of business that day. The number of units for a Variable Account Option at any time is the number of units purchased less the number of units redeemed. The value of units fluctuates with the investment performance of the corresponding Portfolios of the Funds which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Funds' expenses. The unit values also change because of deductions and charges we make to our Separate Account. The number of units credited to you, however, will not vary because of changes in unit values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.

How We Determine Unit Value

We determine unit values for each Variable Account Option on the Valuation Date. The Valuation Date for purposes of determining unit values is 4 p.m. Eastern Time on each day the New York Stock Exchange is open for business.

The unit value of each Variable Account Option for any day on which we determine unit values is equal to the unit value for the last day on which a unit value was determined multiplied by the net investment factor for that Option on the current day. We determine a net investment factor for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Funds.

- Next, we add any dividends or capital gains distributions by the Fund on that day.

- Then, we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then, we divide this amount by the value of the amounts in the Option at the close of business on the last day on which a unit value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day on which a unit value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is .00003721, which is an effective annual rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk assumed by us under the contract.

Generally, this means that we adjust unit values to reflect what happens to the Fund, and also for the mortality and expense risk charge and any charge for administrative expenses or taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to National Integrity's then current transfer restrictions. Transfers to a GRO must be to a newly elected GRO (i.e. to a GRO that you have not elected before) at the then-current Guaranteed Interest Rate, unless National Integrity otherwise consents. Transfers from a GRO other than within 30 days prior to the expiration date of a GRO Account are subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. For amounts in GROs, transfers will be made according to the order in which monies were originally allocated to any GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. After twelve transfers have been made by you during a contract year, a charge of up to $20 may apply to each additional transfer during that contract year, except that no charge will be made for transfers under our Dollar Cost Averaging or Individual Asset Rebalancing programs, or the Ibbotson Asset Allocation and Rebalancing Program described in Part 8. Once annuity payments begin, transfers are no longer permitted.

Written transfer requests must be sent directly to the Administrative Office. Each Annuitant's request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service provided you have established a Personal Identification Number (PIN Code). We will honor telephone transfer instructions from any person who provides correct identifying information, and we are not responsible in the event of a fraudulent telephone transfer which is believed to be genuine in accordance with these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.


A transfer request will be effective as of the Business Day it is received by our Administrative Office. A transfer request does not change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we are open for business. You will receive the Variable Account Options' unit values as of the close of business on the day you call. Accordingly, transfer requests received after 4:00 p.m. Eastern Time ( or the close of the New York Stock Exchange, if earlier) will be processed using unit values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.



Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.


Withdrawals

You may make an unlimited number of withdrawals from your contract as frequently as you wish. Each withdrawal must be for at least $300. Withdrawals from your GRO Account in excess of the free withdrawal amount will be adjusted for any applicable Market Value Adjustment. See "Guaranteed Rate Options" in Part 3. Most withdrawals made by you prior to age 59-1/2 are also subject to a 10% federal tax penalty. In addition, some tax-favored retirement programs limit withdrawals. See Part 7, "Tax Aspects of the Contracts" for further information regarding various tax consequences associated with the contracts.

Assignments

You may not assign the contract as collateral or security for a loan, but an Owner whose contract is not related to a tax-favored program may otherwise assign the contract before the Annuitant's Retirement Date. An assignment of the contract as a gift may, however, have adverse tax consequences. See Part 7, "Tax Aspects of the Contracts." National Integrity will not be bound by an assignment unless it is in writing and we have received it at the Administrative Office.

Death Benefits and Similar Benefit Distributions


We will pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started.

If the Annuitant dies at or over age 90 (or after the Contract's 10th anniversary date, if later), the death benefit is the contract account value at the end of the business day on which we receive due proof of death. Similarly, if the Contract was issued on or after the youngest Annuitant's 86th birthday, the death benefit is the contract account value at the end of the business day on which we receive due proof of death.



For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the highest of:

      a) the contract account value at the end of the business day on which we receive due proof of death;
      b)    the total of all contributions; and
      c) the highest contract account value on any contract anniversary which occurred prior to the Annuitant's 81st birthday and prior to the Annuitant's death, plus any subsequent contributions;

each reduced on a pro rata basis for prior withdrawals (after being adjusted for any applicable market value adjustments and/or charges). The amount of the reduction will be determined by dividing the amount of the withdrawal by the annuity account value on the transaction date and multiplying this percentage by the then current guaranteed minimum death benefit.






Death benefits (and benefit distributions required because of a separate Owner's death) can be paid in a lump sum or as an annuity. If no benefit option is selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.



The beneficiary of the death benefit under a contract is selected by the Owner. An Owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If no Annuitant's beneficiary survives the Annuitant, then the death benefit is generally paid to the Annuitant's estate. No death benefit will be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.



Effective November 1, 1997, the maximum issue age for the Annuitant is 82 years old. It is National Integrity's intention, subject to obtaining all necessary regulatory approvals, to make this new death benefit retroactive to all contracts issued on or after January 1, 1997.


Annuity Benefits

All annuity benefits under your contract are calculated as of the Retirement Date selected by you. The Retirement Date can be changed by written notice to the Administrative Office any time prior to the Retirement Date. The Retirement Date may be no later than your 90th birthday or earlier, if required by law. The terms of the contracts applicable to the various retirement programs, along with the federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may take the form of a lump sum payment or an annuity. A lump sum payment will provide the Annuitant with the Cash Value under the contract, shortly after the Retirement Date. The amount applied for the purchase of an annuity benefit will be the Adjusted Account Value, except that the Cash Value will be the amount applied if the annuity benefit does not have a life contingency and either the term is less than five years or the annuity can be commuted to a lump sum payment.

Annuities

Alternate forms of annuity benefits can provide for fixed or variable payments which may be made monthly, quarterly, semi-annually or annually. Variable payments will be funded through one or more Separate Account Divisions. For any annuity, the minimum amount applied to the annuity must be $2,000 and the minimum initial payment must be at least $20.

If you have not already selected a form of annuity, we will send you, within six months prior to your Retirement Date, an appropriate notice form on which you may indicate the type of annuity you desire or confirm to us that the normal form of annuity, as defined below, is to be provided. However, if we do not receive a completed form from you on or before your Retirement Date, we will deem the Retirement Date to have been extended until we receive your written instructions at our

Administrative Office. During such extension, the values under your contract in the various Investment Options will remain invested in such options and amounts remaining in Variable Account Options will continue to be subject to the investment risks associated with those Options. However, your Retirement Date cannot be extended beyond your 90th birthday or earlier, if required by law. You will receive a lump sum benefit if you do not make an election by such date.

We currently offer the following types of annuities:

A period certain annuity provides for fixed or variable payments, or both, to the Annuitant or the Annuitant's beneficiary (the payee) for a fixed period. The amount is determined by the period selected. The Annuitant, or if the payee dies before the end of the period selected, the payee's beneficiary, may elect to receive the total present value of future payments in cash.

A period certain life annuity provides for fixed or variable payments, or both, for at least the period selected and thereafter for the life of the payee or the payee and another annuitant under a joint and survivor annuity. You may not change or redeem the annuity once payments have begun. If the payee (or the payee and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to another named payee who may have the right to redeem the annuity and secure the present value of future guaranteed payments in a lump sum. The normal form of annuity is a fixed life income annuity with 10 years of payments guaranteed, funded through our General Account.

A life income annuity provides fixed payments for the life of the payee or the payee and another annuitant under a joint and survivor annuity. Once a life income annuity is selected, the form of annuity cannot be changed or redeemed for a lump sum payment by the Annuitant or any payee.

Annuity Payments

Fixed annuity payments will not change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the payee's age (or payee and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If National Integrity's current annuity rates then in effect would yield a larger payment, those current rates will apply instead of the tables.

Variable annuity payments are funded only in the Separate Account Divisions through the purchase of annuity units. The Variable Account Option or Options selected cannot be changed after annuity payments begin. The SAI provides further information concerning the determination of annuity payments. The number of units purchased is equal to the amount of the first annuity payment divided by the new annuity unit value for the valuation period which includes the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of annuity units stays the same for the annuity payment period but the new annuity unit value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Variable Account Option or Options selected, after charges made against it. Annuity unit values assume a base rate of net investment return of 5%, except in states which require a lower rate in which case 3.5% will be used. The annuity unit value will rise or fall depending on whether the actual rate of net investment return is higher or lower than the assumed base rate. In the SAI, see "Determination of Annuity Unit Values."

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally make payments from the Variable Account Options, or apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be deferred, however, for any period during which (1) the New York Stock Exchange has been closed or trading on it is restricted; (2) sales of securities or determination of the fair value of Separate Account assets is not reasonably practicable because of an emergency; or (3) the SEC, by order, permits National Integrity to defer action in order to protect persons with interests in the Separate Account. National Integrity can defer payment of your GROs for up to six months, and interest will be paid on any such payment delayed for 30 days or more.

How You Make Requests and Give Instructions

When you communicate in writing with our Administrative Office, use the address on the first page of this prospectus. Your request or instruction cannot be honored unless it is in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - VOTING RIGHTS

Fund Voting Rights

National Integrity is the legal owner of the shares of the Funds held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect the Funds' Board of Directors, to ratify the selection of independent auditors for the Funds, and on any other matters described in the Funds' current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Fund proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all Owners, we will vote shares in a Portfolio for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain Qualified Plans, your voting instructions must be communicated to us indirectly, through your employer, but we are not responsible for any failure by your employer to solicit your instructions or to communicate your instructions to us. We will vote any Fund shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportions that other Owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Funds in our own right or to restrict Owner voting, we may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the Portfolios in which your contributions have been invested. We determine the number of Fund shares in each Variable Account Option that are attributable to your contract by dividing the amount of your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Funds' Board for the Funds' shareholders' meeting. The record date for this purpose must be no more than 60 days before the meeting of the Funds. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

How Fund Shares Are Voted

All Fund shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) which require collective approval. On matters on which the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio is not needed in order to make a decision in another Portfolio. To the extent shares of the Funds are sold to separate accounts of other insurance companies, the shares voted by such companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by National Integrity from its Owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require Owner approval. In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by Owners.

PART 7 - TAX ASPECTS OF THE CONTRACTS

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the Owner, Annuitant, and the beneficiary or other payee may depend on National Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations and is not intended to be tax advice. It is based upon understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS). No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the qualified plan, any person contemplating the purchase of a contract, contemplating selection of annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. NATIONAL INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

Your Contract is an Annuity

Under the federal tax law, any individual can purchase an annuity with after-tax dollars and exclude any annuity earnings in taxable income until an actual distribution is taken from the annuity. Alternatively, the individual (or employer) may purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan.

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars, (nonqualified annuity), and some of the special tax rules which apply to an annuity purchased to fund a tax-favored retirement program, (qualified annuity). A qualified annuity may restrict your rights and benefits in order to qualify for its special treatment under the federal tax law.

Taxation of Annuities Generally

Section 72 of the Internal Revenue Code of 1986, as amended (the Code), governs the taxation of annuities. In general, an Owner is not taxed on increases in value under a contract until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, trusts and other non-natural persons cannot defer the taxation of current income credited to the contract unless an exception applies. In addition, if an Owner transfers an annuity as a gift to someone other than a spouse (or divorced spouse), any increase in its value will be taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

Section 72 provides that the proceeds of a full or partial withdrawal from a contract prior to the date on which annuity payments begin are treated first as taxable income to the extent that the Account Value exceeds the "investment" or "basis" in the contract and then as non-taxable recovery of the investment or basis in the contract. Generally, the investment or basis in the contract equals the contributions made by or on your behalf, less any amounts previously withdrawn which were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 which were rolled over to the contract in a tax-free exchange.

Once annuity payments begin, the Annuitant recovers a portion of the investment tax-free from each payment. The non-taxable portion of each payment is based on the ratio of the Annuitant's investment to his or her expected return under the contract (exclusion Ratio). The remainder of each payment will be ordinary income.

After you have recovered your total investment, future payments are fully included in income. If the Annuitant dies prior to recovering the total investment, a deduction for the remaining basis will generally be allowed on the Annuitant's final federal income tax return.

Withholding of federal income taxes on all distributions may be required unless the recipient who is eligible elects not to have any amounts withheld and properly notifies National Integrity of that election.


The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, a tax penalty of 10% applies to the taxable portion of a distribution unless the distribution is: (1) on or after the date on which the taxpayer attains age 59-1/2; (2) as a result of the death of the Owner; (3) part of a series of substantially equal periodic payments (not less frequently than annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary; (4) attributable to the taxpayer becoming disabled within the meaning of Code
Section 72(m)(7); (5) from certain qualified plans (note, however, other penalties may apply); (6) under a qualified funding asset (as defined in Section 130(d) of the Code); (7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service; (8) under an immediate annuity as defined in Code Section 72(u)(4); or (9) purchase of a first home (distribution up to $10,000).



However, the withdrawal provision of your contract still apply. See "Withdrawals" in Section 5.


All annuity contracts issued by National Integrity or its affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under section 72(s) of the Code, in order to be treated as an annuity, a contract must provide the following distribution rules: (a) if any Owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the remaining portion of such interest must be distributed at least as quickly as the method in effect on the date of the Owner's death; and (b) if any Owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years after the date of the Owner's death. To the extent such interest is payable to a beneficiary, however, such interest may be annuitized over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions commence within one year after the Owner's death. If the beneficiary is the spouse of the Owner, the contract (along with the deferred tax status) may be continued in the name of the spouse as the Owner.

If the Owner is not an individual, the "primary annuitant," as defined in the Code, is considered the Owner. The primary annuitant is the individual who is of primary importance in affecting the timing of the amount of payout under a contract. In addition, when the Owner is not an individual, a change in the primary annuitant is treated as the death of the Owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied at the death of the first Owner.

Diversification Standards

Each Portfolio of the Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. The investment manager for the Funds monitors the investments in order to comply with the regulations to assure that the contracts continue to be treated as annuities for federal income tax purposes.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

Tax-Favored Retirement Programs

The contract is designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in such qualified plans and to the contracts used in connection with such qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loans must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising their loan privileges.) Also, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. Therefore, no attempt is made to provide more than general information about the use of contracts with the various types of qualified plans.

National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract.

Traditional Individual Retirement Annuities

Code Section 408 (b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who has not reached age 70-1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. An individual may also rollover amounts distributed from another Traditional IRA, Roth IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract which apply to Traditional IRAs. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days from the date we mail the amendment to the Owner.

Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are subject to limitations on the amount that may be contributed, the persons who are eligible to contribute, and on the time when a tax-favored distribution may commence. An individual may also rollover amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract which apply to Roth IRAs. Any amendment made for the purpose of complying with provisions of the Code and related regulations may be made without the consent of the Owner. The Owner will be deemed to have consented to any other amendment unless the Owner notifies us that he or she does not consent within 30 days form the date we mail the amendment to the Owner.

Simple Individual Retirement Annuities

Currently, we do not issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408 (p) of the Code.


Simplified Employee Pensions

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

Corporate and Self-Employed (H.R. 10 and Keogh) Pension and Profit Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contract in order to provide benefits under the plans. Employers intending to use the contract in connection with such plans should seek competent advice. The Company reserves the right to request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as Owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g), as added by the Small Business and Jobs Protection Act (SBJPA) of 1996, provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. If the plan is in existence on August 20, 1996, the employer need not establish a trust, custodial account, or annuity contract until January 1, 1999. Loans to employees may be permitted under such plans; however, a Section 457 plan is not required to allow loans. Contributions to a contract in connection with an eligible government plan are subject to limitations. Those who intend to use the contracts in connection with such plans should seek competent advice. The Company reserves the right to request documentation to substantiate that a qualified plan exists and is being properly administered. National Integrity does not administer such plans.


Distributions under Tax Favored Retirement Program



Distributions from tax-favored plans are subject to certain restrictions. Prior to the enactment of the 1996 SBJPA, distributions of minimum amounts specified by the Code must have commenced by April 1 of the calendar year following the calendar year in which the participant reaches age 70-1/2. The SBJPA provides participants in qualified plans, with the exception of five-percent owners and Traditional IRA holders, to begin receiving distributions by April 1 of the calendar year following the later of either (i) the calendar year in which the employee reaches age 70-1/2, or (ii) the calendar year in which the employee retires. Additional distribution rules apply after the participant's death. Failure to make mandatory distributions may result in the imposition of a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Distributions to a participant from all plans (other than 457 plans) in a calendar year that exceed a specific limit under the Code are generally subject to a 15% penalty tax (in addition to any ordinary income tax) on the excess portion of the distributions. However, the SBJPA of 1996 has suspended the excise tax on excess distributions. The provision relating to the excise tax on excess distributions is effective with respect to distributions received in 1997, 1998 and 1999.



The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 required for Traditional IRAs and other qualified plans.



Distributions from a tax-favored plan (not including a Traditional IRA subject to Code Section 408 or Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

Federal and State Income Tax Withholding



When required, Integrity will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a contract unless the distributee notifies Integrity at or before the time of the distribution of an election not to have any amounts withheld. In certain circumstances, Integrity may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.



Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.


Impact of Taxes to National Integrity

The contracts provide that National Integrity may charge the Separate Account for taxes. National Integrity can also set up reserves for taxes.

Transfers Among Investment Options

There will not be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 8 - ADDITIONAL INFORMATION

Systematic Withdrawals

We offer a program for systematic withdrawals that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, you must deliver the appropriate administrative form to our Administrative Office. Withdrawals may begin not less than one business day after our receipt of the form. You or we may terminate your participation in the program upon one day's prior written notice, and we may terminate or amend the systematic withdrawal program at any time. If on any withdrawal date you do not have sufficient values to make all of the withdrawals you have specified, no withdrawals will be made and your enrollment in the program will be ended.

Amounts withdrawn by you under the systematic withdrawal program may be within the free withdrawal amount in which case a Market Value Adjustment will not be made from your GRO Account. Amounts withdrawn from your GRO Account under the systematic withdrawal program in excess of the free withdrawal amount will be subject to a Market Value Adjustment if applicable. Withdrawals also may be subject to the 10% federal tax penalty for early withdrawals under the contracts and to income taxation. See Part 7, "Tax Aspects of the Contracts."


Income Plus Withdrawal Program

We offer the Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals from your contract prior to your reaching age 59-1/2. Income Plus Withdrawals are exempt from the 10% penalty tax, normally applicable to early distributions made prior to age 59-1/2. See "Taxation of Annuities Generally," in Section 7. Once distributions begin they should not be changed or stopped until the later of age 59-1/2 or five years from the date of the first distribution. If you change or stop the distribution or take an additional withdrawal, you may be liable for the 10% penalty tax that would have otherwise been due on all prior distributions made under the Income Plus Program and for any interest thereon.

The Income Plus Withdrawal Program may be elected at any time if you are below age 59-1/2. You can elect this option by submitting the proper election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. We will calculate the amount of the distribution under a method selected by you. The minimum Income Plus Withdrawal currently is $100. You must also specify an account for direct deposit of your Income Plus Withdrawals.

To enroll under our Income Plus Withdrawal Program, you must deliver the appropriate administrative form to our Administrative Office. Withdrawals may begin not less than one Business Day after our receipt of the form. You or we may terminate your participation in the program upon seven Business Day's prior written notice, and we may terminate or amend the Income Plus Program at any time. If on any withdrawal date you do not have sufficient values to make all of the withdrawals you have specified, no withdrawals will be made and your enrollment in the program will be ended. This program is not available in concert with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option or Asset Allocation and Rebalancing Program.


Amounts withdrawn by you under the Income Plus Withdrawal Program may be within the free withdrawal amount in which case neither a contingent withdrawal charge nor a Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. Amounts withdrawn under the Income Plus Withdrawal Program in excess of the free withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable.

Dollar Cost Averaging

We offer a dollar cost averaging program under which allocations to the VIP Money Market Option are automatically transferred on a monthly, quarterly, semi-annual or annual basis to one or more other Variable Account Options. You must specify a dollar amount to be transferred into each Variable Account Option, and the current minimum transfer to each Option is $250. No transfer charge will apply to transfers under our dollar cost averaging program, and such transfers will not count towards the twelve transfers you may make in a contract year before we may impose a transfer charge.

To enroll under our dollar cost averaging program, you must deliver the appropriate administrative form to our Administrative Office. You or we may terminate your participation in the program upon one day's prior written notice, and we may terminate or amend the dollar cost averaging program at any time. If you do not have sufficient funds in the VIP Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will be ended.

Individual Asset Rebalancing

We offer an individual asset rebalancing program whereby you can select the frequency for rebalancing. Frequencies available include rebalancing monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will be automatically rebalanced by transfers among such Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. No transfer charge will apply to transfers under our Individual Asset Rebalancing program, and such transfers will not count towards the twelve transfers you may make in a contract year before we may impose a transfer charge.

GROs are not eligible for the Individual Asset Rebalancing program.

To enroll under our Individual Asset Rebalancing program, you must deliver the appropriate administrative form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work in concert with the Individual Asset Rebalancing program. You should, therefore, monitor your use of such other programs, transfers, and withdrawals while the Individual Asset Rebalancing program is in effect. This program is not available in concert with the Ibbotson Asset Allocation and Rebalancing Program. You or we may terminate your participation in the program upon one day's prior written notice, and we may terminate or amend the Individual Asset Rebalancing program at any time.

Ibbotson Asset Allocation and Rebalancing Program

We also offer an Asset Allocation and Rebalancing Program designed by Ibbotson Associates (Ibbotson Model(s)). Ibbotson Associates is an independent research and consulting firm, specializing in the strategic asset allocation decision.

You may select one of three proposed Ibbotson Models: Aggressive, Moderate or Conservative. Your current contribution allocations will be initially allocated as recommended by Ibbotson and approved by you, among the Options currently established for each Ibbotson Model as indicated below.

To ensure conformity with current Ibbotson Model instructions, the value in the Variable Account Options will be automatically rebalanced annually by transfers among such Variable Account Options. You will receive a confirmation notice after each rebalancing. GRO Accounts attributable to the Ibbotson Model will not rebalance. Instead, GRO Accounts shall renew for the same duration at the then-current Guaranteed Interest Rate. See "Guaranteed Rate Options Renewals of GRO Accounts" in Part 3.

No transfer charge will apply to transfers under the Ibbotson Asset Allocation and Rebalancing Program, nor will such transfers count toward the twelve transfers you may make in a contract year before we may impose a transfer charge. See "Transfers" in Part 4.

To enroll under the Ibbotson Asset Allocation and Rebalancing Program, you must deliver the appropriate administrative form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, as well as transfers and withdrawals that you make, may not work in concert with the Individual Asset Rebalancing program. You should, therefore, monitor your use of such other programs, transfers, and withdrawals while the Individual Asset Rebalancing program is in effect. This program is not available in concert with the Individual Asset Rebalancing program. We reserve the right to terminate or amend this program in whole or in part, or to place restrictions on contributions to the program. This program may not be available in all states.

You may terminate participation in this program upon one day's prior written notice.

CONSERVATIVE MODEL


Fund                          Allocation Percentage
----                          ---------------------
VIP III Balanced                     10%
VIP Equity Income                    20%
VIP Growth                            0%
VIP II Index 500                      0%
VIP Overseas                          5%
VIP II Investment Grade Bond         30%
GRO - 3 Year                         35%
                                    ---
                                    100%


MODERATE MODEL


Fund                          Allocation Percentage
----                          ---------------------
VIP III Balanced                      0%
VIP Equity Income                    25%
VIP Growth                           10%
VIP II Index 500                     15%
VIP Overseas                         15%
VIP II Investment Grade Bond         15%
GRO - 3 Year                         20%
                                    ---
                                    100%


AGGRESSIVE MODEL


Fund                          Allocation Percentage
----                          ---------------------
VIP III Balanced                      0%
VIP Equity Income                    20%
VIP Growth                           30%
VIP II Index 500                     20%
VIP Overseas                         20%
VIP II Investment Grade Bond          0%
GRO - 3 Year                         10%
                                    ---
                                    100%


Performance Information

Performance data for the Variable Account Options, including the yield and effective yield of the VIP Money Market Option, the yield of the other Options, and the total return of all of the Options may appear in advertisements or sales literature. Performance data for any Option reflects only the performance of a hypothetical investment in the Option during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies of the Portfolio in which the Option invests and the market conditions during the given time period, and it should not be considered as a representation of performance to be achieved in the future.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment in an Option. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the Option of all distributions and the deduction of applicable contract charges and expenses. Total returns also may be shown that do not take into account the annual administrative charge applicable where the Account Value is less than $50,000 at the end of a contract year.

A cumulative total return reflects an Option's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the

Option's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Option's returns, you should recognize that they are not the same as actual year-by-year results.

Some Options may also advertise yield. These measures reflect the income generated by an investment in the Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.

The VIP Money Market Option may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Option over a specified 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The VIP II Investment Grade Bond and VIP High Income Option may advertise a 30-day yield which reflects the income generated by an investment in such Option over a specified 30-day period.

For a detailed description of the methods used to determine yield and total return for the Variable Account Options, see the SAI.


Appendix A

      - Illustration of a Market Value Adjustment of the Prospectus is replaced with the following:


                           ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

                           Contribution: $50,000.00

                           GRO Account duration: 7 Years

                           Guaranteed Interest Rate: 5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs three years after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next higher number of complete months. If we do not declare a rate for the exact time remaining, we will interpolate between the Guaranteed Interest Rates for GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

      -0.0551589 = [(1 + .05)^(48/12) / (1 + .0625 + .0025)^(48/12)] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

      -$3,192.67 = -0.0551589 X $57,881.25




Thus, the amount payable on a full withdrawal (the Market Adjusted Value) would be:

      $54,688.58 = $57,881.25 - $3,192.67


If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

      $5,788.13 = $57,881.25 X .10

The non-free amount would be:

      $14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be

      - $783.91 = -0.0551589 X $14,211.87

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment would be:

      $20,783.91 = $20,000.00 + $783.91

The ending Account Value would be:

      $37,097.34 = $57,881.25 - $20,783.91

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

      .0290890 = [(1 + .05)^(48/12) / (1 + .04 + .0025)^(48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

      $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

      $59,564.96 = $57,881.25 + $1,683.71

Thus, the amount payable on a full withdrawal would be:


      $59,564.96 = $57,881.25 + $1,683.71


If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

          Free Amount = $ 5,788.13

      Non-Free Amount = $14,211.87

The Market Value Adjustment would be:

      $413.41 = .0290890 X $14,211.87

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment would be:

      $19,586.59 = $20,000.00 - $413.41

The ending Account Value would be:

      $38,294.66 = $57,881.25 - $19,586.59

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1998


                                       FOR

                               IQ THE SMARTANNUITY

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                      FUNDED THROUGH ITS SEPARATE ACCOUNT I

                                Table of Contents
                                                                            Page

Part 1 - National Integrity and Custodian......................................2
Part 2 - Distribution of the Contracts.........................................2
Part 3 - Performance Information...............................................3
Part 4 - Determination of Annuity Unit Values.................................10
Part 5 - Financial Statements.................................................11


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 1998. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 200 Park Avenue, 20th Floor, New York, New York 10166, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN


National Integrity is a New York stock life insurance company that sells life insurance and annuities. Its offices are located at 200 Park Avenue, 20th Floor, New York, New York 10166. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company. Integrity Life Insurance Company is a wholly owned subsidiary of Integrity Holdings, Inc., a Delaware corporation which is a holding company engaged in no active business. All outstanding shares of Integrity Holdings, Inc. are owned by ARM Financial Group, Inc. (ARM), a Delaware corporation which is a financial services company focusing on the long-term savings and retirement marketplace by providing retail and institutional products and services throughout the United States. ARM owns 100% of the stock of (i) ARM Securities Corporation (ARM Securities), a Minnesota corporation, registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc., (ii) Integrity Capital Advisors, Inc., a New York corporation registered with the SEC as an investment adviser, (iii) SBM Certificate Company, a Minnesota corporation registered with the SEC as an issuer of face-amount certificates, and (iv) ARM Transfer Agency, Inc., a Delaware corporation registered with the SEC as a transfer and dividend disbursing agency. Approximately 91% of the outstanding voting stock of ARM is owned by The Morgan Stanley Leveraged Equity Fund II, L.P., Morgan Stanley Capital Partners III, L.P., Morgan Stanley Capital Investors, L.P., and MSCP III 892 Investors, L.P., each of which is a Delaware limited partnership (collectively, the MSCP Funds). The MSCP Funds are private equity funds sponsored by Morgan Stanley Group, Inc., a Delaware corporation that, through its subsidiaries, provides a wide range of financial services on a global basis (Morgan Stanley). The general partner of each of the MSCP Funds is a wholly owned subsidiary of Morgan Stanley. Oldarm Limited Partnership, a Kentucky limited partnership, New ARM, LLC, a Kentucky limited liability company, and certain current and former employees and management of ARM own in the aggregate approximately 9% of the voting stock of ARM.


No person has the direct or indirect power to control Morgan Stanley except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. Morgan Stanley is publicly held; no individual beneficially owns more than 5% of the common shares; however, approximately 31% of such shares are subject to a stockholders' agreement or voting agreement among certain current and former principals and employees of Morgan Stanley and its predecessor.


Beginning in 1995, ARM provided substantially all of the services required to be performed on behalf of the Separate Account. Total fees paid to ARM by National Integrity for management services in 1996 and 1997, including services applicable to the Registrant, were $_________ and $______________, respectively.


National Integrity is the custodian for the shares of the Funds owned by the Separate Account. The Funds' shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. National Integrity is currently rated "A" (Excellent) by A.M. Best Company, and has received claims paying ability ratings of "A" (Good) from Standard & Poor's Corporation, "Baa1" from Moody's Investors Service, Inc., and "A+" (High) from Duff and Phelps Credit Rating Company. However, National Integrity does not guarantee the investment performance of the portfolios, and these ratings do not reflect protection against investment risk.

PART 2 - DISTRIBUTION OF THE CONTRACTS

ARM Securities, a wholly owned subsidiary of ARM, is the principal underwriter of the contracts. ARM Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. ARM Securities' address is 515 West Market Street, Louisville, Kentucky 40202. The contracts are offered through ARM Securities on a continuous basis.


We generally pay a maximum distribution allowance of 6.5% of initial contributions. The amount of distribution allowances paid was $_______________, $__________, and $__________ for the years ended December 31, 1997, 1996, and
1995, respectively. No distribution allowances were retained by ARM Securities during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the contracts.


PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The VIP Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there can be no assurance that any historical results will continue.

Total Returns

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. For purposes of charges not based upon a percentage of contract values, an average account value of $40,000 has been used. Quotations also will assume a termination (surrender) at the end of the particular period. Any such total return calculation will be based upon the assumption that the Option corresponding to the investment portfolio was in existence throughout the stated period and that the applicable contractual charges and expenses of the Option during the stated period were equal to those currently applicable under the contract. Total returns may be shown simultaneously that do not take into account deduction of the annual administrative charge.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)^n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the VIP Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = {(Base Period Return) + 1)^(365/7)} - 1

                    National Integrity Life Insurance Company
                              IQ The Smart Annuity
                                Variable Annuity

For the period ending: 12/31/97                       All figures are unaudited.


Returns Without Charges                                         Calendar Year Returns
                             Inception
     Variable Options        Date (1)       1991      1992       1993      1994     1995       1996     1997
                             ---------------------------------------------------------------------------------
     Asset Manager             9/6/89      20.91%    10.36%     19.50%    -7.42%   15.38%     13.04%    19.02%
     Asset Manager: Growth     1/3/95       n/a        n/a       n/a        n/a    21.49 *    18.30     23.38
     Balanced                  1/3/95       n/a        n/a       n/a        n/a    12.40 *     8.48     20.54
     Contrafund                1/3/95       n/a        n/a       n/a        n/a    37.76 *    19.66     22.47
     Equity-Income            10/9/86      29.68     15.39      16.76      5.48    33.27      12.73     26.38
     Growth                   10/9/86      43.55      7.84      17.51     -1.16    33.54      13.14     21.82
     Growth & Income         12/31/96       n/a        n/a       n/a        n/a     n/a        n/a      21.88
     Growth Opportunities      1/3/95       n/a        n/a       n/a        n/a    30.76 *    16.67     28.20
     High Income              9/19/85      33.26     21.50      18.68     -2.80    18.98      12.48     16.08
     Index 500                8/27/92       n/a       5.81 *     8.77     - .79    35.34      21.15     30.91
     Investment Grade Bond    12/5/88      14.81      5.21       9.56     -5.14    15.74       1.78      7.59
     Overseas                 1/28/87       6.62    -11.92      35.21       .48     8.20      11.67     10.05
                             ---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Notes:
            Please refer to the accompanying prospectus for more complete information about IQ, including charges and expenses. The prospectus should be read before an investment is made. Investment returns and principal values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is no guarantee of future results. Annuities and insurance products are not deposits or obligations of, or guaranteed by any bank, nor are they insured by the FDIC; they are subject to investment risks, including possible loss of the principal amount invested.
      n/a   Not applicable.
      *     Partial-year returns (italicized) are calculated from the inception date through year-end.
      (1)   Represents the inception date of the underlying funds. Performance data for periods prior to the actual inception of the variable account options is hypothetical and based on the performance of the underlying funds. This performance data has been adjusted to include all insurance company contract charges and management fees of the underlying funds.
--------------------------------------------------------------------------------

                    National Integrity Life Insurance Company
                              IQ The Smart Annuity
                                Variable Annuity
             Non-Standard Average Annual Total Return - Reflects all
                historical investment results, less all charges.

For the period ending: 12/31/97                       All figures are unaudited.


Returns Without Charges                         Year-To-       Cumulative Total Return             Average Annual Return
                         Inception     Current    Date                              Life of                                  Life of
Variable Options         Date (1)    Unit Value  Return  3 Year   5 Year   10 Year    Fund    1 Year  3 Year  5 Year 10 Year  Fund
                         -----------------------------------------------------------------------------------------------------------
Asset Manager            9/6/89     $25.499477   19.02%  55.24%   71.74%     n/a    142.17%    19.02%  15.79% 11.42%   n/a    11.22%
Asset Manager: Growth    1/3/95      17.547047   23.38     n/a     n/a       n/a     77.33     23.38    n/a    n/a     n/a    21.10
Balanced                 1/3/95      11.355516   20.54     n/a     n/a       n/a     46.97     20.54    n/a    n/a     n/a    13.73
Contrafund               1/3/95      19.498628   22.47     n/a     n/a       n/a    101.87     22.47    n/a    n/a     n/a    26.46
Equity-Income            10/9/86     36.768654   26.38    89.87  133.85    309.77   299.22     26.38   23.83  18.52   15.15   13.12
Growth                   10/9/86     44.086838   21.82    84.05  113.77    326.25   335.86     21.82   22.55  16.41   15.60   14.01
Growth & Income          12/31/96    12.187926   28.34     n/a     n/a       n/a     28.34     28.34    n/a    n/a     n/a    28.36
Growth Opportunities     1/3/95      11.987785   28.20     n/a     n/a       n/a     95.57     28.20    n/a    n/a     n/a    25.12
High Income              9/19/85     16.928289   16.08    55.34   79.20    103.44    93.51     16.08   15.81  12.37    7.36    5.52
Index 500                8/27/92     22.790998   30.91   114.65  131.62      n/a    145.08     30.91   29.00  18.29    n/a    18.26
Investment Grade Bond    12/5/88     17.715219    7.59    26.74   31.72      n/a     53.76      7.59    8.22   5.67    n/a     4.86
Overseas                 1/28/87     21.685915   10.05    32.97   80.65    118.69   104.34     10.05    9.97  12.56    8.14    6.76
                         -----------------------------------------------------------------------------------------------------------

Standard Average Annual Total Return - Reflects all historical investment results, less all charges and deductions applied against the subaccount. Excludes deductions for applicable premium tax charges.

                                                                                     SEC Standardized
Returns With Charges                   Cumulative Total Return                     Average Annual Return
                           Inception                              Life of                                           Life of
Variable Options           Date (1)    3 Year   5 Year  10 Year    Fund     1 Year    3 Year    5 Year   10 Year     Fund
                           ------------------------------------------------------------------------------------------------
Asset Manager              9/6/89       55.02%   71.36%   n/a     141.55%    18.95%    15.71%   11.35%     n/a       11.14%
Asset Manager: Growth      1/3/95        n/a      N/a     n/a      77.10     23.31      n/a      n/a       n/a       21.02
Balanced                   1/3/95        n/a      N/a     n/a      46.75     20.46      n/a      n/a       n/a       13.66
Contrafund                 1/3/95        n/a      N/a     n/a     101.65     22.39      n/a      n/a       n/a       26.38
Equity-Income              10/9/86      89.64   133.47   309.02   298.38     26.31     23.75    18.44     15.07      13.05
Growth                     10/9/86      83.83   113.39   325.50   335.02     21.74     22.48    16.33     15.53      13.93
Growth & Income            12/31/96      n/a      N/a     n/a      28.26     28.26      n/a      n/a       n/a       28.29
Growth Opportunities       1/3/95        n/a      N/a     n/a      95.34     28.12      n/a      n/a       n/a       25.05
High Income                9/19/85      55.12    78.83   102.69    92.58     16.00     15.74    12.30      7.29       5.45
Index 500                  8/27/92     114.42   131.25    n/a     144.68     30.83     28.92    18.22      n/a       18.19
Investment Grade Bond      12/5/88      26.52    31.35    n/a      53.08      7.52      8.15     5.59      n/a        4.77
Overseas                   1/28/87      32.75    80.28   117.94   103.52      9.98      9.89    12.48      8.06       6.69
                           ------------------------------------------------------------------------------------------------

Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by National Integrity or any of the Sub-Advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

National Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ANNUITY UNIT VALUES

The annuity unit value was initially fixed at $1.00 for contracts with assumed base rates of net investment return of 5% and 3.5% a year, respectively. For each valuation period thereafter, it is the annuity value for the preceding valuation period multiplied by the adjusted net investment factor under the contracts. For each valuation period, the adjusted net investment factor is equal to the net investment factor reduced for each day in the valuation period by:

* .00013366 for a contract with an assumed base rate of net investment return of 5% a year; or

* .00009425 for a contract with an assumed base rate of net investment return of 3.5% a year.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All certificates have a 5% assumed base rate, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3.5% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3.5% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling, than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the Annuitant's retirement date. The first three monthly payments are the same. Each of the first three monthly payments will be based on the amount taken from the tables in the contract or on our current rates, whichever is more favorable to the participant. Where the Company's current annuity rates are used, contributions in the current and five prior participation years will qualify for the Company's current individual annuity rates applicable to funds derived from sources outside the Company. The balance of the proceeds will qualify for the Company's current individual annuity rates for payment of proceeds.

The first three monthly payments depend on the assumed base rate of net investment return and the forms of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three months will vary according to the investment performance of the Variable Account Option or Options selected. After that, each payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the second calendar month before the due date of the payment. The number of annuity units credited equals the initial periodic payment divided by the annuity unit value for the valuation period that includes the due date of the first annuity payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month. Each business day together with any non-business day or consecutive non-business day immediately preceding such business day will constitute a valuation period.

Illustration of Changes in Annuity Unit Values. To show how we determine variable annuity payments from month to month, assume that the contract value on a retirement date is enough to fund an annuity with a monthly payment of $363 and that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under your contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1.00 in February, the annuity payment for April would be 345.71 times $1.00, or $345.71.

For period certain life annuities and life income annuities, the participant may not surrender or redeem once annuity payments commence. For period certain life annuities only, if the payee (or the payee and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to another named payee who may have the right to redeem the annuity and secure the present value of future guaranteed payments in a lump sum. The present value of future guaranteed payments for a period certain is based on the number of payments left, the assumed base rate of net return, the number of annuity units and the annuity unit value for the date the Company receives a written request for lump sum payment of remaining values. Assets held in the Account at least equal to all statutory reserves required for such Separate Account.

PART 5 - FINANCIAL STATEMENTS

Ernst & Young LLP, Suite 2100, 400 West Market Street, Louisville, Kentucky 40202, is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.


The financial statements of the Separate Account as of December 31, 1997, and for the periods indicated in the financial statements and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 1997 and 1996 included in this SAI have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports included herein.


The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contract. They should not be considered as relating to the investment performance of the assets held in the Separate Account.

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)         Financial Statements included in Part A:

            Part 1 - Financial Information

            Financial Statements included in Part B:

            Separate Account I:


            Report of Independent Auditors*
            Statement of Assets and Liabilities as of December 31, 1997* Statement of Operations for the Year Ended December 31, 1997* Statements of Changes in Net Assets for the Years Ended December 31, 1997 and 1996* Notes to Financial Statements*


            National Integrity Life Insurance Company:


            Report of Independent Auditors*
            Balance Sheets (Statutory Basis) as of December 31, 1997 and 1996* Statements of Operations (Statutory Basis) for the Years Ended
                   December 31, 1997 and 1996*
            Statements of Changes in Capital and Surplus (Statutory Basis) for
                   the Years Ended December 31, 1997 and 1996*
            Statements of Cash Flows (Statutory Basis) for the Years Ended
                   December 31, 1997 and 1996*
            Notes to Financial Statements*


            * To be filed by amendment

(b)         Exhibits:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-8905), filed on September 19, 1986.

            2.          Not applicable.

            3.(a) Form of Selling/General Agent Agreement among National Integrity, Integrity Financial Services, Inc. ("IFS") (the previous principal underwriter) and broker dealers. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905) filed on March 2, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with ARM Securities Corporation. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

            4.(a) Form of trust agreement. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-51126), filed on August 20, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            4.(d) Form of riders to certificate for qualified plans. Incorporated by reference from amendment no. 1 to Registrant's Form S-1 registration statement (File No. 33-51122), filed on November 10, 1992.

            5. Form of application. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on December 31, 1992.

            6.(a) Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            6.(b) By-Laws of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119), filed on January 19, 1990.

            7. Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995 (filed herewith). Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on April 28, 1995.

            8.(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Registrant's Form N-4 registration statement (File No. 33-8905), filed on March 2, 1992.

            8.(c) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

            8.(d) Participation Agreement Among Variable Insurance Products Fund III, FDC and National Integrity, dated February 1, 1997 (filed herewith).

            9.          Opinion and Consent of Kevin L. Howard (filed herewith).


            10. Consents of Ernst & Young LLP (to be filed by amendment).


            11.         Not applicable.

            12.         Not applicable.

            13.         Schedule for computation of performance quotations.
                        Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-56658), filed on May 1, 1996.

            14.         Not applicable.

Item 25.    Directors and Officers of the Depositor

            Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

Directors:

                                              Position and Offices with National
Name and Principal Business Address                       Integrity
-----------------------------------           ----------------------------------


Kenneth F. Clifford                                       Director
Morgan Stanley & Company, Inc.
1221 Avenue of the Americas

New York, New York  10020


Dudley J. Godfrey, Jr.                                   Director
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202-3590


Donald B. Henderson, Jr.                                 Director
LeBoeuf, Lamb, Greene & MacRae
125 West 55th Street
New York, New York  10019-4513

Edward D. Powers                                         Director
6064 Shipyard Lane
Easton, Maryland  21601


Colin F. Raymond                                         Director
Morgan Stanley & Company, Inc.
1221 Avenue of the Americas
New York, New York  10020

Martin H. Ruby                                           Director, Chairman of
ARM Financial Group Inc.                                 the Board and Chief
515 West Market Street                                   Executive Officer
Louisville, Kentucky  40202




Irwin T. Vanderhoof                                      Director
18 Two Bridges Road
Towaco, New Jersey

Peter R. Vogelsang                                       Director
Morgan Stanley & Company, Inc.
1221 Avenue of the Americas
New York, New York  10020


John R. Lindholm                                         Director and President
ARM Financial Group, Inc.
515 West Market Street
Louisville, Kentucky  40202


Edward L. Zeman                                          Director, Executive
ARM Financial Group, Inc.                                Vice President and
515 West Market Street                                   Chief Financial Officer
Louisville, Kentucky  40202

Selected Officers: (The business address for each of the principal officers listed below is 515 West Market Street, Louisville, Kentucky 40202.)

                                              Position and Offices with National
Name and Principal Business Address                       Integrity
-----------------------------------           ----------------------------------

Robert H. Scott                               Executive Vice President, General
                                              Counsel and Secretary

Dennis L. Carr                                Executive Vice President and Chief
                                              Actuary

David E. Ferguson                             Executive Vice President and Chief
                                              Technology Officer


John R. McGeeney                              Executive Vice President-Retail
                                              Business Division

Patricia L. Winter                            Executive Vice
                                              President-Investment Assurance &
                                              Institutional Products

Michael A. Cochran                            Tax Officer

Peter S. Resnik                               Treasurer


Barry G. Ward                                 Controller

Item 26. Persons Controlled by or Under Common Control with National Integrity or Registrant

            National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio stock life insurance corporation. Integrity Life Insurance Company is a wholly owned subsidiary of Integrity Holdings, Inc., a Delaware corporation which is a holding company engaged in no active business. All outstanding shares of Integrity Holdings, Inc. are owned by ARM Financial Group, Inc. (ARM), a Delaware corporation which is a financial services company focusing on the long-term savings and retirement marketplace by providing retail and institutional products and services throughout the United States. ARM owns 100% of the stock of (i) ARM Securities Corporation (ARM Securities), a Minnesota corporation registered with the SEC as a broker-dealer and a member of the National Association of Securities Dealers, Inc., (ii) ARM Capital Advisors, Inc., a New York corporation registered with the SEC as an investment adviser,
(iii) SBM Certificate Company, a Minnesota corporation registered with the SEC as an issuer of face-amount certificates, and (iv) ARM Transfer Agency, Inc., a Delaware corporation registered with the SEC as a transfer and disbursing agency.


            In June 1997, ARM Financial completed an initial public offering (the "Offering") of 9.2 million shares of Class A common stock, par value of $.01 per share (the "New Class A Common Stock"), of which 5.75 million shares were sold by ARM Financial and 3.45 million shares were sold by the Morgan Stanley Stockholders (as defined below). Concurrent with the closing of the Offering, ARM Financial amended and restated its Certificate of Incorporation to effectuate a recapitalization such that (i) the common equity of ARM Financial consists of New Class A Common Stock and Class B NonVoting Common Stock, par value of $.1 per share (the "New Class B Common Stock" and, together with the New Class A Common Stock, the "New Common Stock"), (ii) authorized shares of the New Class A Common Stock and New Class B common Stock were increased to 150 million shares and 50 million shares, respectively, (iii) each outstanding share of common stock of ARM Financial was converted into one share of New Class A Common Stock, (iv) certain shares of the New Class A Common Stock owned by private equity funds sponsored by Morgan Stanley, Dean Witter, Discover & Co. (the successor to Morgan Stanley Group Inc. in its merger with Dean Witter, Discover & Co.) (the "Morgan Stanley Stockholders") were converted into New Class B Common Stock such that, after giving effect to such conversion, but not giving effect to the Offering, the Morgan Stanley Stockholders owned, in the aggregate, 49% of the outstanding New Class A Common Stock, and (v) each share of New Common Stock was split into 706 shares of New Common Stock. Holders of New Class B Common Stock have no right to vote on matters submitted to a vote of stockholders, except in certain circumstances. Shares of the New Class B Common Stock have no preemptive or other subscription rights and are convertible into an equal number of shares of New Class A Common Stock (1) at the option of the holder thereof to the extent that, following such conversion, the Morgan Stanley Stockholders will not, in the aggregate, own more than 49% of the outstanding shares of New Class A Common Stock, and (2) automatically upon the transfer of such shares by any Morgan Stanley Stockholder to a person that is not a Morgan Stanley Stockholder or an affiliate of a Morgan Stanley Stockholder. The Morgan Stanley Stockholders owned approximately 91% of the outstanding shares of ARM Financial's common stock prior to the Offering and approximately 53% following the Offering.

            No person has the direct or indirect power to control Morgan Stanley, Dean Witter, Discover & Co. except insofar as he or she may have such power by virtue of his or her capacity as a director or executive officer thereof. Morgan Stanley, Dean Witter, Discover & Co. is publicly held; no individual beneficially owns more than 5% of the common shares; however, approximately 13% of such shares are subject to a stockholders' agreement or voting agreement among certain current and former principals and employees of Morgan Stanley, Dean Witter, Discover & Co. and its predecessor.


            The following is a complete list of the subsidiaries of Morgan Stanley, Dean Witter, Discover & Co.. All subsidiaries are wholly owned by their immediate parent company and are incorporated in Delaware, except where noted otherwise in parentheses.


"MORGAN STANLEY" COMPANIES

Fourth Street Development Co. Incorporated
Fourth Street Ltd.
Jolter Investments Inc.
            Morgan Rundle Inc.
            MR Ventures Inc.
Morgan Stanley & Co. Incorporated
            Morgan Stanley Flexible Agreements Inc.
            MS Securities Services Inc.
            Prime Dealer Services Corp.
Morgan Stanley ABS Capital I Inc.
Morgan Stanley ABS Capital II Inc.
Morgan Stanley Advisory Partnership Inc.
Morgan Stanley Asset Funding Inc.
Morgan Stanley Asset Management (CPO) Inc.
Morgan Stanley Asset Management Inc.
            Morgan Stanley Asset Management Holdings Inc.
                   Miller Anderson & Sherrerd, LLP (Pennsylvania)
                        MAS Fund Distribution, Inc. (Pennsylvania)
            Morgan Stanley Global Franchise Inc.
Morgan Stanley Baseball, Inc.
Morgan Stanley Capital Group Inc.
Morgan Stanley Capital I Inc.
Morgan Stanley Capital (Jersey) Limited (Jersey, Channel Is.)
Morgan Stanley Capital Partners III, Inc.
Morgan Stanley Capital Services Inc.
Morgan Stanley Commercial Mortgage Capital, Inc.
Morgan Stanley Commodities Management, Inc.
Morgan Stanley Derivative Products Inc.
Morgan Stanley Developing Country Debt II, Inc.
Morgan Stanley Emerging Markets Inc.
Morgan Stanley Equity (C.I.) Limited (Jersey, Channel Is.)
Morgan Stanley Equity Finance Limited (England)
Morgan Stanley Equity Investors Inc.
Morgan Stanley Finance (Jersey) Limited (Jersey)
Morgan Stanley Global Emerging Markets, Inc. (Jersey, Channel Is.)
Morgan Stanley Insurance Agency Inc.
Morgan Stanley International Incorporated
            Bank Morgan Stanley AG (Switzerland)
            Morgan Stanley AOZT (Russia)
            Morgan Stanley Asia (China) Limited (Hong Kong)
            Morgan Stanley Asia Holdings I Inc.
            Morgan Stanley Asia Holdings II Inc.
            Morgan Stanley Asia Holdings III Inc.
            Morgan Stanley Asia Holdings IV Inc.
            Morgan Stanley Asia Holdings V Inc.
            Morgan Stanley Asia Holdings VI Inc.
Morgan Stanley Asia Pacific (Holdings) Limited (Cayman Islands)
            Morgan Stanley Asia Regional (Holdings) I LLC (Cayman Islands)
                   Morgan Stanley Asia Limited (Hong Kong)
                   Morgan Stanley Futures (Hong Kong) Limited (Hong Kong) Morgan Stanley Hong Kong Securities Limited (Hong Kong) Morgan Stanley Pacific Limited (Hong Kong)
            Morgan Stanley Asia Regional (Holdings) Ii LLC (Cayman Islands) Morgan Stanley Asia Regional (Holdings) III LLC (Cayman Islands)
                   Morgan Stanley Asia (Singapore) Pte (Rep. of Singapore) Morgan Stanley Asset Management Singapore Company (Rep. of Singapore)
                   Morgan Stanley Capital Group (Singapore) Pte (Rep. of Singapore)
                   Morgan Stanley Futures (Singapore) Pte (Rep. of Singapore)
            Morgan Stanley Asia Regional (Holdings) IV LLC (Cayman Islands)

            Morgan Stanley Japan (Holdings) Ltd. (Cayman Islands)
                   Morgan Stanley Japan Limited (Hong Kong)
Morgan Stanley Asia Pacific (Holdings) I Limited (Cayman Islands)
Morgan Stanley Asia (Taiwan) Ltd. (Rep. of China)
Morgan Stanley Asset & Investment Trust Management Co., Limited (Japan)
Morgan Stanley Australia Limited (Australia)
Morgan Stanley Australia Securities Limited (Australia)
Morgan Stanley Bank Luxembourg S.A. (Luxembourg)
Morgan Stanley Canada Limited (Canada)
Morgan Stanley Capital SA (France)
Morgan Stanley Capital (Luxembourg) S.A. (Luxembourg)
Morgan Stanley Financial Services Beteiligungs GmbH (Germany)
            Morgan Stanley Financial Services GmbH & Co. KG (Germany)
Morgan Stanley Group (Europe) Plc (England)
            Morgan Stanley Asset Management Limited (England)
            Morgan Stanley Capital Group Limited (England)
Morgan Stanley (Europe) Limited (England)
            Morgan Stanley Finance plc (England)
            Morgan Stanley Properties Limited (England)
            Morgan Stanley Property Management (UK) Limited (England)
            Morgan Stanley Services (UK) Limited (England)
            Morgan Stanley UK Group (England)
                   Morgan Stanley & Co. International Limited (England)
                        Morgan Stanley Funding Limited Jersey, Channel Is.) Morgan Stanley International Nominees Limited (England)
                   Morgan Stanley & Co. Limited (England)
                   Morgan Stanley Securities Limited (England)
                        Morstan Nominees Limited (England)
            MS Leasing UK Limited (England)
Morgan Stanley Holding (Deutschland) GmbH (Germany)
            Morgan Stanley Bank AG (Germany)
Morgan Stanley Hong Kong Nominees Limited (Hong Kong)
Morgan Stanley International Insurance Ltd (Bermuda)
Morgan Stanley Latin America Incorporated
                   Morgan Stanley Administadora de Carteiras Ltda. (Brazil)
            Morgan Stanley do Brasil Ltda. (Brazil)
            MS Carbocol Advisors Incorporated
            Morgan Stanley Latin American Derivatives Ltd. (Cayman Islands) Morgan Stanley Mauritius Company Limited (Mauritius)
                   Morgan Stanley Asset Management India Private Limited (India) Morgan Stanley India Securities Private Limited (India)
                        Morgan Stanley India Private Limited (India)
            Morgan Stanley Middle East Inc.
            Morgan Stanley Offshore Investment Company Ltd. (Cayman Islands) Morgan Stanley S.A. (France)
            Morgan Stanley Services (Jersey) Limited (Jersey, Channel Is.) Morgan Stanley SICAV Management S.A. (Luxembourg)
            Morgan Stanley South Africa (Pty) Limited (South Africa)
            Morgan Stanley SPVI (Cayman Islands) LLC (Cayman Islands)
                   Farlington Corporation (Ireland)
                        ITALSEC S.r.l. (Italy)
            Morgan Stanley SPV II (Cayman Islands) LLC (Cayman Islands)
            Morgan Stanley (Structured Products) Jersey Limited (Jersey,
            Channel Is.)
            Morgan Stanley (Thailand) Limited (Thailand)
            Morgan Stanley Wertpapiere GmbH (Germany)
            MS Italy (Holdings) Inc.
                   Banca Morgan Stanley SpA (Italy)
            MS LDC, Ltd.
            MSAM/Kokusai (Cayman Islands), Inc. (Cayman Islands)

            MSL Incorporated
           Morgan Stanley (Jersey) Limited (Jersey, Channel Is.)
Morgan Stanley LEF I, Inc.
Morgan Stanley Leveraged Capital Fund Inc.
Morgan Stanley Leveraged Equity Fund II, Inc.
            Morgan Stanley Capital Partners Asia Limited (Hong Kong)
Morgan Stanley Leveraged Equity Holdings Inc.
Morgan Stanley Market Products Inc.
Morgan Stanley Mortgage Capital Inc. (New York)
Morgan Stanley Overseas Finance Ltd. (Cayman Islands)
Morgan Stanley Overseas Services (Jersey) Limited (Jersey, Channel Is.)
Morgan Stanley Real Estate Investment Management Inc.
            Morgan Stanley Real Estate Fund, Inc.
                   MSREF I, L.L.C.
            MSREF I-CO, L.L.C.
Morgan Stanley Real Estate Investment Management II, Inc.
            MSREF II-CO, L.L.C.
Morgan Stanley Realty Incorporated
            Brooks Harvey & Co., Inc.
            Morgan Stanley Realty of California Inc. (California)
            Morgan Stanley Realty of Illinois Inc.
            Brooks Harvey of Florida, Inc. (Florida)
            Brooks Harvey & Co. of Hawaii, Inc.
            Morgan Stanley Realty Japan Ltd. (Japan)
            BH-MS Realty Inc.
                   BH-MS Leasing Inc.
                         BH-Sartell Inc.
The Morgan Stanley Scholarship Fund Inc. (Not-For-Profit)
Morgan Stanley Senior Funding, Inc.
Morgan Stanley Services Inc.
Morgan Stanley Technical Services Inc.
Morgan Stanley Technical Services MB/VC Inc.
Morgan Stanley Trust Company (New York)
Morgan Stanley Venture Capital Inc.
Morgan Stanley Venture Capital II, Inc.
Morgan Stanley Venture Capital III, Inc.
Morgan Stanley Ventures Inc.
Morstan Development Company, Inc.
            Moranta, Inc. (Georgia)
            Porstan Development Company, Inc. (Oregon)
MS 10020, Inc.
MS 10036, Inc.
MS Capital Cayman Ltd. (Cayman Islands)
MS Financing Inc.
            1585 Broadway Corporation
            Morgan Stanley 750 Building Corp.
            MS Tokyo Properties Ltd. (Japan)
MS Holdings Incorporated
MS Real Estate Special Situations Inc.
MS Real Estate Special Situations GP Inc.
MS Technology Holdings, Inc.
MS Venture Capital (Japan) Inc.
MSAM Holdings II, Inc.
            VK/AC Holding, Inc.
                   Van Kampen American Capital, Inc.
                        ACCESS Investor Services, Inc.
                        American Capital Contractual Services, Inc. (New York) Van Kampen American Capital Advisors, Inc.
                        Van Kampen American Capital Asset Management, Inc.

                        Van Kampen American Capital Distributors, Inc.
                        Van Kampen American Capital Exchange Corp. (California) Van Kampen American Capital Insurance Agency of Illinois, Inc. (Illinois)
                        Van Kampen American Capital Insurance Agency of Texas, Inc. (Texas)
                        Van Kampen American Capital Investment Advisory Corp. Van Kampen American Capital Management, Inc.
                        Van Kampen American Capital Recordkeeping Services, Inc. Van Kampen American Capital Trust Company (Texas)
                        Van Kampen Merritt Equity Advisors Corp.
                        VKAC Cayman Limited (Cayman Islands) VK/AC System, Inc. MSBF Inc.
MSCP III Holdings, Inc.
MSIT Holdings, Inc.
MSPL Co. Inc.
MSREF II, Inc.
            MSREF II, L.L.C.
MSREF Funding, Inc.
MSUH Holdings I, Inc.
            MSUH Holdings II, Inc.
                   MS SP Urban Horizons, Inc.
                   MS Urban Horizons, Inc.
PG Holdings, Inc.
PG Investors, Inc.

PG Investors II, Inc.
Pierpont Power, Inc. (New York)
Romley Computer Leasing Inc.
Strategic Investments I, Inc.



THE MORGAN STANLEY LEVERAGED EQUITY FUND II, L.P.
(the general partner of which is Morgan Stanley Leveraged Equity Fund II, Inc.)

American Italian Pasta Company
ARM Financial Group, Inc.
CIMIC Holdings Limited
Hamilton Services Limited
PageMart Wireless, Inc.
Jefferson Smurfit Corporation
Risk Management Solutions
Silgan Holding Inc.
            Silgan Corporation
American Color Graphics

"DEAN WITTER, DISCOVER COMPANIES"

Dean Witter Alliance Capital Corporation
Dean Witter Asset Corporation
Dean Witter Capital Corporation
            Dean Witter Advisers Inc.
            Dean Witter Capital Advisers Inc.
            DW Administrators Inc.
DW Window Coverings Holding, Inc.
Dean Witter Distributors Inc.
            Dean Witter Equipment Corporation
            Dean Witter Aviation Capital Inc.
            Dean Witter Futures and Currency Management Inc.
Dean Witter InterCapital Inc.
            Dean Witter Services Company Inc.
Dean Witter Realty Inc.
            Cook Street Credit Company (Colorado)

            Cool Springs Inc. (Massachusetts)
            Dean Witter Global Realty Inc.
            Dean Witter Holding Corporation
                   Cameron Leasing Corporation
                   Civic Center Leasing Corporation
                   Lee Leasing Corporation
                   Lewiston Leasing Corporation
                   Sartell Leasing Corporation
            Dean Witter Leasing Corporation
            Dean Witter Realty Advisors Inc.
            Dean Witter Realty Credit Corporation
            Dean Witter Realty Fourth Income Properties Inc.
            Dean Witter Realty Growth Properties Inc.
            Dean Witter Realty Income Associates I Inc.
            Dean Witter Realty Income Associates II Inc.
            Dean Witter Realty Income Properties I Inc.
            Dean Witter Realty Income Properties II Inc.
            Dean Witter Realty Income Properties III Inc.
            Dean Witter Realty Securitization Inc.
            Dean Witter Realty Yield Plus Assignor Inc.
            Dean Witter Realty Yield Plus Inc.
            Dean Witter Realty Yield Plus II Inc.
            DW Arboretum Plaza Inc.
            DW Bennington Property Inc.
            DW Chesterbrook Investors Inc.
            DW Duportail Investors Inc.
            DW Greycoat Inc.
            DW Morris Drive Incorporated
            DW 1200 Incorporated
            DW Reston Technology Park Inc.
            DW Tech Park II Inc.
            GF Braker Inc.
            Green Orchard Inc. (Massachusetts)
            LLJV Funding Corporation (Massachusetts)
            LS Atlanta Associates Inc.
            LS Bayport, Inc.
            LS Lake, Inc.
            LS Richmond Mall Inc.
            Realty Management Services Inc.
            SBA/DW/CB Temp Inc.
            SBA/DWR, Inc.
Dean Witter Reynolds Inc.
            Dean Witter Reynolds Insurance Agency (Massachusetts ) Inc. (Massachusetts)
            Dean Witter Reynolds Insurance Agency (Ohio) Inc. (Ohio)
            Dean Witter Reynolds Insurance Agency (Oklahoma) Inc. (Oklahoma) Dean Witter Reynolds Insurance Agency (Texas) Inc. (Texas)
            Dean Witter Reynolds Insurance Agency (Alabama) Inc. (Alabama)
            Dean Witter Reynolds Insurance Services (Arizona) Inc. (Arizona) Dean Witter Reynolds Insurance Services (Arkansas) Inc. (Arkansas) Dean Witter Reynolds Insurance Services (Illinois) Inc. (Illinois) Dean Witter Reynolds Insurance Services Inc.
                   Dean Witter Reynolds Insurance Agency (Indiana) Inc.
                   (Indiana)
            Dean Witter Reynolds Insurance Services, Inc. (Puerto Rico) (Puerto
            Rico)
            Dean Witter Reynolds Insurance Services (Maine) Inc. (Maine)
            Dean Witter Reynolds Insurance Services (Montana) Inc. (Montana) Dean Witter Reynolds Insurance Services (New Hampshire) Inc. (New Hampshire)
            Dean Witter Reynolds Insurance Services (South Dakota) Inc. (South Dakota)
            Dean Witter Reynolds Insurance Services (Wyoming) Inc. (Wyoming) DWR Special Partners Inc.

Dean Witter Reynolds International Incorporated
            Dean Witter Reynolds GmbH (Germany)
            Dean Witter Reynolds (Hong Kong) Limited (Hong Kong)
            Dean Witter Reynolds International, Inc. (Panama)
                   Dean Witter Reynolds (Geneva) S.A. (Switzerland)
            Dean Witter International Ltd. (U.K.)
                   Dean Witter Capital Markets International Itd. (U.K.) (U.K.) Dean Witter Futures Limited (U.K.)
                   Dean Witter Reynolds Limited (U.K.)
            Dean Witter Reynolds International, S.A. (France)
            Dean Witter Reynolds (Italy) Inc.
            Dean Witter Reynolds (Luasanne) S.A. (Switzerland)
            Dean Witter Reynolds (Lugano) S.A. (Switzerland)
            Dean Witter Reynolds S.p.A. (Italy)
Dean Witter Reynolds Partners Inc.
            DWR Special Advisors Inc.
Dean Witter Reynolds Venture Equities Inc.
            Dean Witter Venture Management Inc.
Dean Witter Trust FSB (Federal Charter)
Dean Witter Venture Inc.
Demeter Management Corporation
DWD Electronic Financial Services Inc.
            Discover Brokerage Direct Inc. (California)
                   Bay One Technologies Group, Inc. (California)
DWR Partnership Administrators Inc.
DWR Wind Technologies Inc.
NOVUS Credit Services
            Bank of New Castle
            Discover Card Bank Limited (Gibraltar)
            Discover Services Corporation
            Greenwood Trust Company
            Mountain Receivables Corp.
            Mountain West Financial Corporation (Utah)
            NOVUS Consumer Discount Company (Pennsylvania)
            NOVUS Development Corporation
            NOVUS Financial Corporation
            NOVUS Financial Corporation of Iowa (Iowa)
            NOVUS Financial Corporation of Minnesota (Minnesota)
            NOVUS Financial Corporation of Tennessee (Tennessee)
            NOVUS Financial Corporation of Washington (Washington)
            NOVUS Services (Canada), Inc. (Canada)
            NOVUS Services, Inc.
            SCFC Receivables Corp.
                   Discover Receivables Financing Corporation
                   Discover Receivables Financing Group, Inc.
            SCFC Receivables Financing Corporation
            SPS Transaction Services, Inc.
                   Hurley State Bank (South Dakota)
                   SPS Payment Systems, Inc.
                        MedCash, Inc.
                        Med-Link Technologies, Inc.
                        Quality Asset Management, Inc.
                        Ruf Corporation (Kansas)
                        SPS Commercial Services, Inc.
                        SPS Newco, Inc.
                        SPS Receivables Financing Corporation
            Utah Receivables Financing Corporation
One Water Corporation (Massachusetts)
Reynolds Securities Inc.

Tempo-GP, Inc.
Tempo-LP, Inc.

----------
* 95% owned by Morgan Stanley Asset Management Holdings Inc., 3% owned by MSLIncorporated and 2% owned by MS Holdings Incorporated.
**    25% owned by Morgan Stanley Asia Pacific (Holdings) I Limited.
***   25% owned by non-Morgan Stanley entities.

            [There are no subsidiaries of National Integrity. The financial statements for National Integrity are not consolidated with any affiliate.]

Item 27.    Number of Contract Owners


            As of January 31, 1998 there were 7,381 contract owners of Separate Account I of National Integrity.


Item 28.    Indemnification

By-Laws of National Integrity. National Integrity's By-Laws provide, in Article VII, as follows:

            7.1 Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

            (a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

            (b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

            (c) the related expenses of any such person in any other of said categories may be advanced by the Company.

By-Laws of ARM Securities. ARM Securities' By-Laws provide, in Sections 4.01 and 4.02, as follows:

            Section 4.01 Indemnification. The Corporation shall indemnify its officers and directors for such expenses and liabilities, in such manner, under such circumstances, and to such extent, as required or permitted by Minnesota Statutes, Section 302A.521, as amended from time to time, or as required or permitted by other provisions of law.

            Section 4.02 Insurance. The Corporation may purchase and maintain insurance on behalf of any person in such person's official capacity against any liability asserted against and incurred by such person in or arising from that capacity, whether or not the Corporation would otherwise be required to indemnify the person against the liability.

Agreements. National Integrity and ARM Securities, including each director, officer, and controlling person of National Integrity and ARM Securities, are entitled to indemnification against certain liabilities as described in Sections 5.2, 5.3 and 5.5 of the Selling Agreement and Section 9 of the Form of Variable Contract Selling Agreement incorporated as Exhibit 3(a) to this Registration Statement. Those sections are incorporated by reference into this response. In addition, National Integrity and ARM Securities, including each director, officer and controlling person of National Integrity and ARM Securities, are entitled to indemnification against certain liabilities as described in Article VIII of the Participation Agreements incorporated as Exhibits 8(a) and 8(b) to this Registration Statement. That article is incorporated by reference into this response. Certain officers and directors of National Integrity are officers and directors of ARM Securities (see Item 25 and Item 29 of this Part C).

Insurance. The directors and officers of National Integrity and ARM Securities are insured under a policy, issued by National Union. The total annual limit on such policy is $10 million, and the policy insures the officers and directors against certain liabilities arising out of their conduct in such capacities.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

            (a) ARM Securities is the principal underwriter for Separate Account
I. ARM Securities also serves as an underwriter for Separate Account II of National Integrity, Separate Accounts I and II of Integrity, and The Legends Fund, Inc. National Integrity is the Depositor of Separate Accounts I, II, Ten and VUL.

            (b) The names and business addresses of the officers and directors of, and their positions with, ARM Securities, are as follows:

Name and Principal Business Address     Position and Offices with ARM Securities
-----------------------------------     ----------------------------------------

Edward J. Haines                                 Director and President
515 West Market Street
Louisville, Kentucky  40202


John R. McGeeney                                 Director, Secretary, General
Market Street                                    Counsel and Compliance Officer
Louisville, Kentucky  40202                      515 West


Peter S. Resnik                                  Treasurer
515 West Market Street
Louisville, Kentucky  40202





Dale C. Bauman                                   Vice President
100 North Minnesota Street
New Ulm, Minnesota  56073


Robert Bryant                                    Vice President
1550 East Shaw #120
Fresno, California  93710

Ronald Geiger                                    Vice President
100 North Minnesota Street
New Ulm, Minnesota  56073

Barry G. Ward                                    Controller
515 West Market Street
Louisville, Kentucky  40202


Michael A. Cochran                               Tax Officer
515 West Market Street
Louisville, Kentucky  40202

William H. Guth                                  Operations Officer
515 West Market Street
Louisville, Kentucky  40202

David L. Anders                                  Marketing Officer
515 West Market Street
Louisville, Kentucky  40202


Robert H. Scott                                  Counsel
515 West Market Street
Louisville, Kentucky  40202

Robert L. Maddox                                 Assistant Secretary
515 West Market Street
Louisville, Kentucky  40202

Cara M. Page                                     Assistant Secretary
515 West Market Street
Louisville, Kentucky  40202


            (c)         Not applicable.

Item 30.    Location of Accounts and Records

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 200 Park Avenue, 20th Floor, New York, New York 10166.

Item 31.    Management Services

            The contract under which management-related services are provided to National Integrity is discussed under Part 1 of Part B.

Item 32.    Undertakings

            The Registrant hereby undertakes:

            (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

            National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES


            As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 25th day of February, 1998.


                              SEPARATE ACCOUNT I OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)


                                      By:   /s/ John R. Lindholm
                                            ----------------------------
                                                John R. Lindholm
                                                President

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                                      By:   /s/ John R. Lindholm
                                            ----------------------------
                                                John R. Lindholm
                                                President

                                   SIGNATURES


            As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 25th day of February 1998.


                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                                      By:   /s/ John R. Lindholm
                                            ----------------------------
                                                John R. Lindholm
                                                President


            As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


PRINCIPAL EXECUTIVE OFFICER:      /s/ John R. Lindholm
                                  -------------------------------------------
                                  John R. Lindholm, President
                                  Date: 2/25/98


PRINCIPAL FINANCIAL OFFICER:      /s/ Edward L. Zeman
                                  -------------------------------------------
                                  Edward L. Zeman, Executive Vice President-
                                     Chief Financial Officer
                                  Date: 2/25/98


PRINCIPAL ACCOUNTING OFFICER:     /s/ Barry G. Ward
                                  -------------------------------------------
                                  Barry G. Ward, Controller
                                  Date: 2/25/98


DIRECTORS:


/s/ John R. Lindholm                         /s/ Edward L. Zeman
------------------------------               --------------------------------
    John R. Lindholm                             Edward L. Zeman
    Date: 2/25/98                                Date: 2/25/98


/s/ Kenneth F. Clifford
------------------------------               --------------------------------
    Kenneth F. Clifford                          Colin F. Raymond
    Date: 2/25/98                                Date: 2/25/98


/s/ Martin H. Ruby                           /s/ Donald B. Henderson, Jr.
------------------------------               --------------------------------
    Martin H. Ruby                               Donald B. Henderson, Jr.
    Date: 2/25/98                                Date: 2/25/98


------------------------------               --------------------------------
    Irwin T. Vanderhoof                          Edward D. Powers
    Date: 2/25/98                                Date: 2/25/98


/s/ Dudley J. Godfrey, Jr.                   /s/ Peter R. Vogelsang
------------------------------               --------------------------------
    Dudley J. Godfrey, Jr.                       Peter R. Vogelsang
    Date: 2/25/98                                Date: 2/25/98

                                  EXHIBIT INDEX

Exhibit No.




                                       16